TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-5
Statements of Operations	SA-15
Statements of Changes in Net Assets	SA-25
Financial Highlights	SA-55
Notes to Financial Statements	SA-69
Report of Independent Registered Public Accounting Firm	SA-75

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2021

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2021; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2021, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	444,149	$5,626,564	$1,352,883	$2,098,540
Core Income Class P *	1,192	15,299	16,831	1,821
Diversified Bond Class I *	8,536,227	101,920,738	15,937,944	10,317,671
Diversified Bond Class P *	134,986	2,187,004	2,122,379	387,181
Floating Rate Income Class I *	2,775,356	38,276,444	10,789,334	1,654,731
Floating Rate Income Class P *	13,396	187,926	205,237	26,718
High Yield Bond Class I *	8,792,882	86,958,414	25,799,543	20,759,381
High Yield Bond Class P *	33,255	361,943	326,995	27,005
Inflation Managed Class I *	5,987,465	79,081,000	8,922,676	5,092,498
Inflation Managed Class P *	16,906	254,875	373,179	169,828
Managed Bond Class I *	20,716,276	305,762,814	31,981,053	22,217,947
Managed Bond Class P *	53,515	876,059	827,090	106,009
Short Duration Bond Class I *	9,222,993	98,740,274	11,969,104	21,321,952
Short Duration Bond Class P *	93,195	1,043,397	862,385	91,842
Emerging Markets Debt Class I *	495,523	6,035,373	1,008,063	495,570
Emerging Markets Debt Class P *	4,626	57,418	53,904	4,366
Dividend Growth Class I *	3,237,449	119,405,863	5,172,537	6,458,023
Dividend Growth Class P *	18,347	746,951	542,053	88,878
Equity Index Class I *	9,816,916	1,169,118,280	36,384,331	67,218,999
Equity Index Class P *	264,104	32,678,824	34,712,377	7,585,485
Focused Growth Class I *	832,468	52,480,999	3,091,130	6,568,439
Growth Class I *	6,223,445	403,918,307	32,970,750	25,660,309
Growth Class P *	32,053	2,258,424	1,347,674	93,377
Hedged Equity Class P *	38,953	411,007	440,709	34,686
Large-Cap Growth Class I *	3,865,718	95,243,764	25,217,946	41,017,312
Large-Cap Value Class I *	4,958,502	170,562,010	9,751,408	12,338,779
Large-Cap Value Class P *	51,457	1,953,860	1,873,355	212,242
Main Street® Core Class I *	3,898,105	267,663,833	2,967,556	19,148,883
Main Street® Core Class P *	10,017	770,118	666,814	76,095
Mid-Cap Equity Class I *	4,836,743	165,308,385	10,970,461	30,599,935
Mid-Cap Growth Class I *	4,153,673	133,123,726	43,272,898	25,333,354
Mid-Cap Growth Class P *	16,381	578,859	561,196	163,116
Mid-Cap Value Class I *	739,421	20,268,347	3,119,561	3,047,330
Mid-Cap Value Class P *	3,142	128,117	98,884	34,335
Small-Cap Equity Class I *	1,115,689	33,701,071	7,151,834	8,020,412
Small-Cap Equity Class P *	14,759	584,730	422,877	49,462
Small-Cap Growth Class I *	1,010,287	33,781,410	18,791	1,904,410
Small-Cap Index Class I *	7,934,875	279,565,659	41,569,666	55,589,581
Small-Cap Index Class P *	180,203	6,471,587	6,878,761	1,094,724
Small-Cap Value Class I *	3,083,227	95,030,328	11,256,250	11,812,053
Small-Cap Value Class P *	10,191	384,651	313,936	85,983
Value Class I *	3,588,146	70,208,512	2,498,154	4,043,500
Value Class P *	6,363	143,239	98,453	33,296
Value Advantage Class I *	582,455	14,218,674	7,361,447	2,071,446
Value Advantage Class P *	15,987	397,099	197,319	57,484
Emerging Markets Class I *	7,973,922	176,511,141	13,974,376	9,079,056
Emerging Markets Class P *	58,805	1,355,891	1,358,648	156,341
International Large-Cap Class I *	18,541,567	255,456,499	11,332,522	29,486,953
International Large-Cap Class P *	77,987	1,161,946	1,050,862	193,492
International Small-Cap Class I *	3,195,862	42,446,007	2,966,426	5,434,882
International Small-Cap Class P *	22,411	412,756	372,720	41,293
International Value Class I *	10,138,358	144,609,034	4,168,081	9,141,314
Health Sciences Class I *	1,549,649	100,310,113	4,975,600	5,953,529
Health Sciences Class P *	19,901	1,419,967	928,818	83,879

See Notes to Financial Statements	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2021

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Real Estate Class I *	2,887,332	$115,318,799	$5,069,309	$6,873,653
Real Estate Class P *	971	40,698	19,997	10,236
Technology Class I *	3,135,681	51,834,748	5,150,163	12,864,686
Technology Class P *	57,330	1,207,001	784,888	110,064
ESG Diversified Class P *	607	6,504	11,433	4,985
PSF DFA Balanced Allocation Class D *	684,925	11,590,660	2,064,451	2,328,888
PSF DFA Balanced Allocation Class P *	15,845	269,636	220,865	38,918
Pacific Dynamix - Conservative Growth Class I *	827,931	17,175,301	1,996,125	1,188,927
Pacific Dynamix - Conservative Growth Class P *	140,276	2,922,674	2,731,177	382,481
Pacific Dynamix - Moderate Growth Class I *	2,812,013	78,406,026	4,482,629	3,557,965
Pacific Dynamix - Moderate Growth Class P *	781,831	21,896,059	24,818,377	4,575,514
Pacific Dynamix - Growth Class I *	3,668,047	120,972,330	9,817,914	7,393,525
Pacific Dynamix - Growth Class P *	524,621	17,378,261	15,392,879	1,912,889
Portfolio Optimization Conservative Class I *	1,038,162	15,901,277	1,029,254	2,912,432
Portfolio Optimization Conservative Class P *	3,616	55,625	51,435	2,712
Portfolio Optimization Moderate-Conservative Class I *	3,109,893	55,311,983	1,355,653	3,506,173
Portfolio Optimization Moderate-Conservative Class P *	1,031	18,416	6,427	5,325
Portfolio Optimization Moderate Class I *	13,258,365	266,290,906	5,443,654	13,549,116
Portfolio Optimization Moderate Class P *	22,918	462,303	228,290	57,270
Portfolio Optimization Growth Class I *	18,721,346	423,271,392	8,078,044	16,613,068
Portfolio Optimization Growth Class P *	91,757	2,083,550	1,111,958	178,397
Portfolio Optimization Aggressive-Growth Class I *	8,718,340	208,308,507	4,165,076	12,177,758
Portfolio Optimization Aggressive-Growth Class P *	34,883	837,097	479,746	77,813
Invesco® V.I. Global Series I	21,992	1,258,402	1,161,966	184,130
Invesco® V.I. Global Series II	370,980	20,841,657	4,577,154	2,419,580
Invesco® V.I. International Growth Series I	18,791	778,126	646,680	89,711
Invesco® V.I. International Growth Series II	861,485	35,079,682	5,789,339	4,150,317
Invesco® V.I. Main Street Small Cap Series I	190,794	6,004,284	2,634,749	352,643
American Century VP Mid Cap Value Class I	28,145	704,195	534,171	70,557
American Century VP Mid Cap Value Class II	1,660,725	41,601,155	5,166,605	7,337,487
American Funds IS Asset Allocation Class 2	289,462	8,319,138	5,602,098	967,554
American Funds IS Asset Allocation Class 4	3,661,407	104,569,772	13,266,404	4,964,058
American Funds IS Growth Class 2	51,027	6,443,694	5,719,683	945,725
American Funds IS Growth Class 4	1,383,099	171,213,862	34,150,702	9,802,213
American Funds IS Growth-Income Class 2	61,592	4,092,165	3,006,531	225,053
American Funds IS Growth-Income Class 4	2,025,679	132,823,753	6,086,561	6,497,291
American Funds IS American High-Income Trust Class 2	56,828	567,146	579,864	102,025
American Funds IS International Class 2	58,980	1,332,951	1,243,807	211,086
American Funds IS New World Fund® Class 2	40,772	1,283,492	1,197,667	156,112
BlackRock® 60/40 Target Allocation ETF V.I. Class I	1,200,272	16,839,811	8,898,458	2,065,406
BlackRock® Basic Value V.I. Class III	1,830,734	25,319,053	5,577,708	2,250,493
BlackRock® Global Allocation V.I. Class I	92,029	1,637,201	1,484,936	142,737
BlackRock® Global Allocation V.I. Class III	5,508,300	79,209,357	17,156,599	3,036,743
BNY Mellon VIF Appreciation Service Shares	64,052	3,392,171	1,755,093	415,989
DFA VA International Small	106,803	1,458,929	2,094,703	534,529
DFA VA International Value	46,610	622,237	576,457	30,101
DFA VA Short-Term Fixed	92,148	938,063	1,082,290	142,422
DFA VA US Large Value	41,865	1,386,553	1,178,475	142,310
DFA VA US Targeted Value	39,839	939,001	866,844	80,715
Fidelity® VIP Bond Index Investor Class	255,452	2,815,078	3,114,353	277,099
Fidelity® VIP Bond Index Service Class 2	113,687	1,248,289	1,124,952	126,177
Fidelity® VIP Contrafund® Initial Class	15,545	844,882	580,613	82,402
Fidelity® VIP Contrafund® Service Class 2	1,745,430	91,652,531	16,218,099	9,137,536
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	142,441	2,041,178	945,447	770,561
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	202,403	2,900,436	278,619	161,271
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	450,448	6,896,365	1,761,634	2,099,123
Fidelity® VIP Freedom 2025 PortfolioSM Initial Class	1,163	20,733	20,992	202
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	901,525	15,911,921	2,906,882	2,233,061

See Notes to Financial Statements	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2021

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom 2030 PortfolioSM Initial Class	20,815	$373,221	$266,298	$7,251
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	1,071,434	19,082,239	4,057,154	1,035,144
Fidelity® VIP Freedom 2035 PortfolioSM Initial Class	24,495	736,083	526,961	19,235
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	547,038	16,290,778	2,175,366	1,454,533
Fidelity® VIP Freedom 2045 PortfolioSM Initial Class	38,455	1,126,727	993,949	51,544
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	514,274	14,949,958	2,012,677	1,176,013
Fidelity® VIP Freedom Income PortfolioSM Initial Class	13,060	166,648	114,154	13,639
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	210,083	2,665,950	504,120	578,174
Fidelity® VIP Government Money Market Service Class	192,173,624	192,173,624	245,384,222	288,949,624
Fidelity® VIP Growth Service Class 2	345,605	34,360,083	14,980,427	3,766,466
Fidelity® VIP International Index Investor Class	387,813	4,440,463	5,387,275	836,232
Fidelity® VIP International Index Service Class 2	76,051	867,739	749,220	67,999
Fidelity® VIP Mid Cap Initial Class	41,821	1,721,770	1,425,783	192,980
Fidelity® VIP Mid Cap Service Class 2	1,146,629	45,165,705	9,485,178	4,271,979
Fidelity® VIP Total Market Index Investor Class	827,944	14,406,226	15,988,552	2,033,987
Fidelity® VIP Total Market Index Service Class 2	128,661	2,233,548	1,986,839	232,821
Fidelity® VIP Value Strategies Service Class 2	709,364	11,768,346	5,966,314	2,360,599
Templeton Foreign VIP Class 1	30,290	421,025	313,011	48,281
Templeton Foreign VIP Class 2	1,705,643	23,179,693	3,591,261	3,683,025
Templeton Global Bond VIP Class 1 *	15,635	216,072	199,849	72,124
Templeton Global Bond VIP Class 2 *	1,926,506	25,295,029	2,439,720	4,301,699
Janus Henderson Enterprise Institutional Shares	2,501	251,330	223,326	88,815
Janus Henderson Enterprise Service Shares	428,657	39,646,448	6,160,723	6,424,988
Janus Henderson Overseas Institutional Shares	12,333	529,214	575,946	72,606
Janus Henderson Overseas Service Shares	679,149	27,858,688	8,609,051	1,616,187
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	17,311	255,342	268,763	23,156
Lazard Retirement Global Dynamic Multi-Asset Service Shares	114,076	1,679,195	233,029	190,567
Lazard Retirement International Equity Service Shares	196,730	2,164,033	560,438	207,191
ClearBridge Variable Aggressive Growth - Class I	5,734	138,014	128,812	12,336
ClearBridge Variable Aggressive Growth - Class II	1,126,565	26,350,363	9,067,966	2,190,428
ClearBridge Variable Mid Cap - Class I	29,866	875,379	877,726	68,944
ClearBridge Variable Mid Cap - Class II	581,927	16,904,979	3,234,176	2,638,402
ClearBridge Variable Small Cap Growth - Class I	11,482	417,031	480,625	21,644
Western Asset Variable Global High Yield Bond - Class II	107,018	796,216	251,373	108,185
Lord Abbett Bond Debenture Class VC	2,050,289	25,218,553	5,611,886	2,992,043
Lord Abbett Developing Growth Class VC	680,301	23,538,412	18,411,737	31,333,766
Lord Abbett Fundamental Equity Class VC	360,372	7,247,088	761,035	550,637
Lord Abbett Total Return Class VC	4,109,886	69,251,581	13,390,057	2,284,796
M Capital Appreciation	2,788,145	78,904,494	15,991,175	6,848,177
M International Equity	6,048,176	87,396,149	10,026,018	5,995,959
M Large Cap Growth	2,505,544	84,862,759	19,894,221	6,434,346
M Large Cap Value	2,701,019	41,568,677	8,330,658	4,118,564
MFS® New Discovery Series - Initial Class	55,592	1,295,287	1,209,882	123,721
MFS® New Discovery Series - Service Class	1,675,238	33,236,713	30,365,219	20,074,416
MFS® Total Return Series - Initial Class	28,157	782,213	608,607	124,640
MFS® Utilities Series - Initial Class	1,068	40,899	27,628	10,183
MFS® Utilities Series - Service Class	414,630	15,581,781	2,694,505	1,978,598
MFS® Value Series - Initial Class	97,325	2,405,871	2,066,969	284,139
MFS® Value Series - Service Class	1,397,404	33,761,281	5,623,975	5,089,436
MFS® Government Securities - Initial Class	2,955	36,471	40,106	2,950
Neuberger Berman Sustainable Equity Class I	57,283	2,121,193	2,161,141	1,095,970
PIMCO Global Managed Asset Allocation - Advisor Class	579,526	7,528,038	1,592,508	1,268,756
PIMCO Global Managed Asset Allocation - Institutional Class	9,857	127,149	151,483	40,449
PIMCO Income - Administrative Class	525,752	5,735,956	2,107,369	596,387
Royce Micro-Cap Service Class	480,172	6,900,075	7,809,293	4,702,715
State Street Total Return V.I.S. Class 3	158,811	2,540,981	990,538	536,148
T. Rowe Price Blue Chip Growth - I	117,836	6,259,462	4,888,748	481,598
T. Rowe Price Blue Chip Growth - II	3,822,375	192,915,275	28,102,715	23,228,644

See Notes to Financial Statements	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2021

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
T. Rowe Price Equity Income - I	76,491	$2,300,095	$1,499,188	$136,026
T. Rowe Price Equity Income - II	3,199,533	95,698,034	11,401,119	10,058,263
VanEck VIP Global Resources Initial Class	1,201,167	31,963,067	4,515,809	4,436,850
Vanguard® VIF High Yield Bond	160,250	1,291,612	1,362,161	90,308
Vanguard® VIF Mid-Cap Index	268,584	7,917,857	7,877,955	962,358
Vanguard® VIF Real Estate Index	125,879	2,084,551	1,738,396	114,548

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	Variable Accounts
	Core	Core	Diversified	Diversified	Floating	Floating
	Income	Income	Bond	Bond	Rate Income	Rate Income
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$5,626,564	$15,299	$101,920,738	$2,187,004	$38,276,444	$187,926
Receivables:
Due from Pacific Life Insurance Company	—	—	2,152	2,100	94	—
Investments sold	—	—	—	—	—	—
Total Assets	5,626,564	15,299	101,922,890	2,189,104	38,276,538	187,926
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	—	—	—	—
Investments purchased	—	—	2,141	2,101	89	—
Total Liabilities	1	—	2,141	2,101	89	—
NET ASSETS	$5,626,563	$15,299	$101,920,749	$2,187,003	$38,276,449	$187,926
Units Outstanding	441,405	1,464	5,029,050	198,091	2,776,498	16,750
Accumulation Unit Value	$12.75	$10.45	$20.27	$11.04	$13.79	$11.22
Cost of Investments	$5,384,488	$15,042	$88,796,781	$2,174,938	$34,997,144	$184,919

	High Yield	High Yield	Inflation	Inflation	Managed	Managed
	Bond	Bond	Managed	Managed	Bond	Bond
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$86,958,414	$361,943	$79,081,000	$254,875	$305,762,814	$876,059
Receivables:
Due from Pacific Life Insurance Company	—	—	46,780	504	220,018	—
Investments sold	508,234	—	—	—	—	—
Total Assets	87,466,648	361,943	79,127,780	255,379	305,982,832	876,059
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	508,104	—	—	—	—	—
Investments purchased	—	—	46,882	504	220,005	—
Total Liabilities	508,104	—	46,882	504	220,005	—
NET ASSETS	$86,958,544	$361,943	$79,080,898	$254,875	$305,762,827	$876,059
Units Outstanding	934,610	31,300	1,037,110	21,485	3,795,129	81,611
Accumulation Unit Value	$93.04	$11.56	$76.25	$11.86	$80.57	$10.73
Cost of Investments	$77,404,007	$352,914	$63,983,448	$243,294	$257,217,120	$873,879

	Short Duration	Short Duration	Emerging	Emerging	Dividend	Dividend
	Bond	Bond	Markets Debt	Markets Debt	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$98,740,274	$1,043,397	$6,035,373	$57,418	$119,405,863	$746,951
Receivables:
Due from Pacific Life Insurance Company	88,285	485	35	252	—	—
Investments sold	—	—	—	—	28,339	—
Total Assets	98,828,559	1,043,882	6,035,408	57,670	119,434,202	746,951
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	28,151	—
Investments purchased	88,109	485	38	252	—	—
Total Liabilities	88,109	485	38	252	28,151	—
NET ASSETS	$98,740,450	$1,043,397	$6,035,370	$57,418	$119,406,051	$746,951
Units Outstanding	6,924,820	99,958	484,728	5,829	2,104,046	47,084
Accumulation Unit Value	$14.26	$10.44	$12.45	$9.85	$56.75	$15.86
Cost of Investments	$94,469,815	$1,046,375	$5,975,146	$59,467	$55,271,220	$653,541

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Equity	Equity	Focused			Hedged
	Index	Index	Growth	Growth	Growth	Equity
	Class I	Class P	Class I	Class I	Class P	Class P
ASSETS
Investments in mutual funds, at value	$1,169,118,280	$32,678,824	$52,480,999	$403,918,307	$2,258,424	$411,007
Receivables:
Due from Pacific Life Insurance Company	—	220,297	—	—	846	—
Investments sold	133,692	—	5,276	32,896	—	—
Total Assets	1,169,251,972	32,899,121	52,486,275	403,951,203	2,259,270	411,007
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	132,727	—	5,244	32,729	—	—
Investments purchased	—	220,305	—	—	847	—
Total Liabilities	132,727	220,305	5,244	32,729	847	—
NET ASSETS	$1,169,119,245	$32,678,816	$52,481,031	$403,918,474	$2,258,423	$411,007
Units Outstanding	4,938,614	1,879,469	686,421	1,653,122	125,252	38,917
Accumulation Unit Value	$236.73	$17.39	$76.46	$244.34	$18.03	$10.56
Cost of Investments	$430,912,132	$30,860,028	$22,060,044	$138,690,083	$1,945,125	$406,326

	Large-Cap	Large-Cap	Large-Cap	Main Street	Main Street	Mid-Cap
	Growth	Value	Value	Core	Core	Equity
	Class I	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$95,243,764	$170,562,010	$1,953,860	$267,663,833	$770,118	$165,308,385
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	87	—
Investments sold	7,777	10,178	—	123,671	—	11,456
Total Assets	95,251,541	170,572,188	1,953,860	267,787,504	770,205	165,319,841
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7,695	9,468	—	123,630	—	10,968
Investments purchased	—	—	—	—	87	—
Total Liabilities	7,695	9,468	—	123,630	87	10,968
NET ASSETS	$95,243,846	$170,562,720	$1,953,860	$267,663,874	$770,118	$165,308,873
Units Outstanding	2,312,587	3,217,307	129,350	1,279,073	47,433	1,818,299
Accumulation Unit Value	$41.18	$53.01	$15.11	$209.26	$16.24	$90.91
Cost of Investments	$59,012,009	$82,169,211	$1,829,200	$96,200,002	$691,036	$89,799,013

	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Growth	Growth	Value	Value	Equity	Equity
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$133,123,726	$578,859	$20,268,347	$128,117	$33,701,071	$584,730
Receivables:
Due from Pacific Life Insurance Company	4,589	1	3,694	—	528	—
Investments sold	—	—	—	—	—	—
Total Assets	133,128,315	578,860	20,272,041	128,117	33,701,599	584,730
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	4,968	—	3,737	—	419	—
Total Liabilities	4,968	—	3,737	—	419	—
NET ASSETS	$133,123,347	$578,860	$20,268,304	$128,117	$33,701,180	$584,730
Units Outstanding	2,602,565	29,650	378,591	8,467	691,738	37,212
Accumulation Unit Value	$51.15	$19.52	$53.54	$15.13	$48.72	$15.71
Cost of Investments	$93,257,728	$539,790	$13,709,490	$113,683	$23,931,208	$511,119

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Growth	Index	Index	Value	Value	Value
	Class I	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$33,781,410	$279,565,659	$6,471,587	$95,030,328	$384,651	$70,208,512
Receivables:
Due from Pacific Life Insurance Company	—	6,687	79,538	—	507	2,376
Investments sold	13,643	—	—	12,172	—	—
Total Assets	33,795,053	279,572,346	6,551,125	95,042,500	385,158	70,210,888
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,420	—	—	12,097	—	—
Investments purchased	—	7,411	79,537	—	506	2,043
Total Liabilities	13,420	7,411	79,537	12,097	506	2,043
NET ASSETS	$33,781,633	$279,564,935	$6,471,588	$95,030,403	$384,652	$70,208,845
Units Outstanding	583,726	4,472,064	412,353	1,214,998	23,566	2,176,582
Accumulation Unit Value	$57.87	$62.51	$15.69	$78.21	$16.32	$32.26
Cost of Investments	$10,263,407	$161,773,685	$6,457,084	$56,345,105	$346,727	$44,354,631

		Value	Value	Emerging	Emerging	International
	Value	Advantage	Advantage	Markets	Markets	Large-Cap
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$143,239	$14,218,674	$397,099	$176,511,141	$1,355,891	$255,456,499
Receivables:
Due from Pacific Life Insurance Company	356	242	375	32,717	—	16,497
Investments sold	—	—	—	—	—	—
Total Assets	143,595	14,218,916	397,474	176,543,858	1,355,891	255,472,996
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	356	240	375	32,964	—	16,756
Total Liabilities	356	240	375	32,964	—	16,756
NET ASSETS	$143,239	$14,218,676	$397,099	$176,510,894	$1,355,891	$255,456,240
Units Outstanding	10,827	582,422	27,484	2,904,791	107,021	9,291,527
Accumulation Unit Value	$13.23	$24.41	$14.45	$60.77	$12.67	$27.49
Cost of Investments	$125,721	$11,371,587	$324,902	$130,654,915	$1,469,413	$151,162,449

	International	International	International	International	Health	Health
	Large-Cap	Small-Cap	Small-Cap	Value	Sciences	Sciences
	Class P	Class I	Class P	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,161,946	$42,446,007	$412,756	$144,609,034	$100,310,113	$1,419,967
Receivables:
Due from Pacific Life Insurance Company	759	553	662	4,355	5,326	11,547
Investments sold	—	—	—	—	—	—
Total Assets	1,162,705	42,446,560	413,418	144,613,389	100,315,439	1,431,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	759	494	663	4,389	5,267	11,547
Total Liabilities	759	494	663	4,389	5,267	11,547
NET ASSETS	$1,161,946	$42,446,066	$412,755	$144,609,000	$100,310,172	$1,419,967
Units Outstanding	80,570	2,111,329	28,981	4,019,454	918,119	92,055
Accumulation Unit Value	$14.42	$20.10	$14.24	$35.98	$109.26	$15.43
Cost of Investments	$1,087,527	$33,295,913	$407,119	$104,104,216	$52,702,674	$1,315,185

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
						PSF DFA
	Real	Real			ESG	Balanced
	Estate	Estate	Technology	Technology	Diversified	Allocation
	Class I	Class P	Class I	Class P	Class P	Class D
ASSETS
Investments in mutual funds, at value	$115,318,799	$40,698	$51,834,748	$1,207,001	$6,504	$11,590,660
Receivables:
Due from Pacific Life Insurance Company	—	—	1,356	11,797	—	—
Investments sold	54,131	—	—	—	—	—
Total Assets	115,372,930	40,698	51,836,104	1,218,798	6,504	11,590,660
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	54,259	—	—	—	—	1
Investments purchased	—	—	1,491	11,797	—	—
Total Liabilities	54,259	—	1,491	11,797	—	1
NET ASSETS	$115,318,671	$40,698	$51,834,613	$1,207,001	$6,504	$11,590,659
Units Outstanding	1,004,376	2,857	1,787,109	64,662	608	687,015
Accumulation Unit Value	$114.82	$14.24	$29.00	$18.67	$10.69	$16.87
Cost of Investments	$65,514,595	$32,511	$32,524,215	$1,119,166	$6,458	$9,290,726

		Pacific	Pacific	Pacific	Pacific
	PSF DFA	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific
	Balanced	Conservative	Conservative	Moderate	Moderate	Dynamix -
	Allocation	Growth	Growth	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$269,636	$17,175,301	$2,922,674	$78,406,026	$21,896,059	$120,972,330
Receivables:
Due from Pacific Life Insurance Company	—	—	—	3,606	150,599	11,267
Investments sold	—	—	—	—	—	—
Total Assets	269,636	17,175,301	2,922,674	78,409,632	22,046,658	120,983,597
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6	2	—	—	—
Investments purchased	—	—	—	3,670	150,608	11,286
Total Liabilities	—	6	2	3,670	150,608	11,286
NET ASSETS	$269,636	$17,175,295	$2,922,672	$78,405,962	$21,896,050	$120,972,311
Units Outstanding	20,533	680,836	237,267	2,493,186	1,656,196	3,148,866
Accumulation Unit Value	$13.13	$25.23	$12.32	$31.45	$13.22	$38.42
Cost of Investments	$256,138	$13,501,793	$2,857,598	$54,501,168	$21,514,147	$80,815,499

				Portfolio	Portfolio
	Pacific	Portfolio	Portfolio	Optimization	Optimization	Portfolio
	Dynamix -	Optimization	Optimization	Moderate-	Moderate -	Optimization
	Growth	Conservative	Conservative	Conservative	Conservative	Moderate
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$17,378,261	$15,901,277	$55,625	$55,311,983	$18,416	$266,290,906
Receivables:
Due from Pacific Life Insurance Company	8,744	913	—	—	—	—
Investments sold	—	—	—	9,953	—	123,959
Total Assets	17,387,005	15,902,190	55,625	55,321,936	18,416	266,414,865
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	9,960	—	123,682
Investments purchased	8,745	940	—	—	—	—
Total Liabilities	8,745	940	—	9,960	—	123,682
NET ASSETS	$17,378,260	$15,901,250	$55,625	$55,311,976	$18,416	$266,291,183
Units Outstanding	1,244,853	1,003,548	4,955	3,016,948	1,531	12,905,053
Accumulation Unit Value	$13.96	$15.85	$11.23	$18.33	$12.03	$20.63
Cost of Investments	$16,430,430	$13,836,074	$55,352	$37,242,956	$16,812	$149,992,459

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
				Portfolio	Portfolio
	Portfolio	Portfolio	Portfolio	Optimization	Optimization
	Optimization	Optimization	Optimization	Aggressive-	Aggressive-	Invesco V.I.
	Moderate	Growth	Growth	Growth	Growth	Global
	Class P	Class I	Class P	Class I	Class P	Series I
ASSETS
Investments in mutual funds, at value	$462,303	$423,271,392	$2,083,550	$208,308,507	$837,097	$1,258,402
Receivables:
Due from Pacific Life Insurance Company	—	6,210	—	—	1	484
Investments sold	—	—	—	18,567	—	—
Total Assets	462,303	423,277,602	2,083,550	208,327,074	837,098	1,258,886
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	1	18,973	—	—
Investments purchased	—	6,453	—	—	—	484
Total Liabilities	—	6,453	1	18,973	—	484
NET ASSETS	$462,303	$423,271,149	$2,083,549	$208,308,101	$837,098	$1,258,402
Units Outstanding	36,520	18,304,643	156,026	8,557,598	61,019	73,692
Accumulation Unit Value	$12.66	$23.12	$13.35	$24.34	$13.72	$17.08
Cost of Investments	$426,849	$208,346,197	$1,860,818	$104,570,525	$732,364	$1,240,303

		Invesco V.I.	Invesco V.I.	Invesco V.I.	American	American
	Invesco V.I.	International	International	Main Street	Century	Century
	Global	Growth	Growth	Small Cap	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series II	Series I	Class I	Class II
ASSETS
Investments in mutual funds, at value	$20,841,657	$778,126	$35,079,682	$6,004,284	$704,195	$41,601,155
Receivables:
Due from Pacific Life Insurance Company	840	5,564	1,186	1,464	—	1,126
Investments sold	—	—	—	—	—	—
Total Assets	20,842,497	783,690	35,080,868	6,005,748	704,195	41,602,281
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	49	5,564	1,223	1,464	—	1,133
Total Liabilities	49	5,564	1,223	1,464	—	1,133
NET ASSETS	$20,842,448	$778,126	$35,079,645	$6,004,284	$704,195	$41,601,148
Units Outstanding	751,836	57,770	1,818,385	362,576	49,027	1,379,498
Accumulation Unit Value	$27.72	$13.47	$19.29	$16.56	$14.36	$30.16
Cost of Investments	$16,673,638	$802,929	$32,038,356	$5,048,269	$635,634	$33,709,840

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2	Class 4	Class 2	Class 4	Class 2	Class 4
ASSETS
Investments in mutual funds, at value	$8,319,138	$104,569,772	$6,443,694	$171,213,862	$4,092,165	$132,823,753
Receivables:
Due from Pacific Life Insurance Company	—	—	13,340	—	25,641	—
Investments sold	122	5,536	—	5,987	—	43,867
Total Assets	8,319,260	104,575,308	6,457,034	171,219,849	4,117,806	132,867,620
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	125	5,534	—	6,045	—	43,892
Investments purchased	—	—	13,338	—	25,642	—
Total Liabilities	125	5,534	13,338	6,045	25,642	43,892
NET ASSETS	$8,319,135	$104,569,774	$6,443,696	$171,213,804	$4,092,164	$132,823,728
Units Outstanding	589,241	2,503,361	299,735	2,259,531	258,546	2,806,895
Accumulation Unit Value	$14.12	$41.77	$21.50	$75.77	$15.83	$47.32
Cost of Investments	$7,750,005	$84,257,531	$6,197,899	$111,566,628	$3,687,014	$94,878,189

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	American Funds
	IS American			BlackRock		BlackRock
	High-Income	American Funds	American Funds IS	60/40 Target	BlackRock	Global
	Trust	IS International	New World Fund	Allocation ETF	Basic Value	Allocation
	Class 2	Class 2	Class 2	V.I. Class I	V.I. Class III	V.I. Class I
ASSETS
Investments in mutual funds, at value	$567,146	$1,332,951	$1,283,492	$16,839,811	$25,319,053	$1,637,201
Receivables:
Due from Pacific Life Insurance Company	944	18,422	1,330	7	5	1,418
Investments sold	—	—	—	—	20	—
Total Assets	568,090	1,351,373	1,284,822	16,839,818	25,319,078	1,638,619
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	945	18,422	1,329	—	—	1,418
Total Liabilities	945	18,422	1,329	—	—	1,418
NET ASSETS	$567,145	$1,332,951	$1,283,493	$16,839,818	$25,319,078	$1,637,201
Units Outstanding	46,952	104,466	87,538	998,968	762,559	117,014
Accumulation Unit Value	$12.08	$12.76	$14.66	$16.86	$33.20	$13.99
Cost of Investments	$577,640	$1,379,008	$1,296,109	$16,390,903	$25,601,079	$1,818,242

	BlackRock
	Global	BNY Mellon	DFA VA	DFA VA	DFA VA
	Allocation	VIF Appreciation	International	International	Short-Term	DFA VA
	V.I. Class III	Service Shares	Small	Value	Fixed	US Large Value
ASSETS
Investments in mutual funds, at value	$79,209,357	$3,392,171	$1,458,929	$622,237	$938,063	$1,386,553
Receivables:
Due from Pacific Life Insurance Company	3,231	—	49,240	445	—	—
Investments sold	—	347	—	—	—	—
Total Assets	79,212,588	3,392,518	1,508,169	622,682	938,063	1,386,553
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	347	—	—	—	—
Investments purchased	3,267	—	49,240	445	—	—
Total Liabilities	3,267	347	49,240	445	—	—
NET ASSETS	$79,209,321	$3,392,171	$1,458,929	$622,237	$938,063	$1,386,553
Units Outstanding	2,478,104	108,442	97,424	46,329	93,975	94,470
Accumulation Unit Value	$31.96	$31.28	$14.98	$13.43	$9.98	$14.68
Cost of Investments	$81,029,326	$2,806,285	$1,510,811	$629,982	$939,800	$1,304,097

						Fidelity VIP
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Freedom 2010
	DFA VA US	Bond Index	Bond Index	Contrafund	Contrafund	Portfolio
	Targeted Value	Investor Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$939,001	$2,815,078	$1,248,289	$844,882	$91,652,531	$2,041,178
Receivables:
Due from Pacific Life Insurance Company	—	—	10,404	—	—	11,844
Investments sold	—	—	—	—	1,031	—
Total Assets	939,001	2,815,078	1,258,693	844,882	91,653,562	2,053,022
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1	—	—	1,241	—
Investments purchased	—	—	10,405	—	—	11,844
Total Liabilities	—	1	10,405	—	1,241	11,844
NET ASSETS	$939,001	$2,815,077	$1,248,288	$844,882	$91,652,321	$2,041,178
Units Outstanding	54,375	284,249	119,613	45,407	1,520,612	97,086
Accumulation Unit Value	$17.27	$9.90	$10.44	$18.61	$60.27	$21.02
Cost of Investments	$936,311	$2,838,420	$1,268,843	$770,530	$63,194,398	$1,916,169

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$2,900,436	$6,896,365	$20,733	$15,911,921	$373,221	$19,082,239
Receivables:
Due from Pacific Life Insurance Company	271	12	—	237	—	4,716
Investments sold	—	—	—	—	—	—
Total Assets	2,900,707	6,896,377	20,733	15,912,158	373,221	19,086,955
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	1	—
Investments purchased	284	—	—	221	—	4,701
Total Liabilities	284	—	—	221	1	4,701
NET ASSETS	$2,900,423	$6,896,377	$20,733	$15,911,937	$373,220	$19,082,254
Units Outstanding	131,337	304,488	1,589	652,495	25,911	767,355
Accumulation Unit Value	$22.08	$22.65	$13.05	$24.39	$14.40	$24.87
Cost of Investments	$2,608,171	$6,170,352	$20,787	$13,413,145	$355,855	$15,900,575

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2035	Freedom 2045	Freedom 2045	Freedom Income	Freedom Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$736,083	$16,290,778	$1,126,727	$14,949,958	$166,648	$2,665,950
Receivables:
Due from Pacific Life Insurance Company	—	11,862	—	3,822	—	1
Investments sold	—	—	—	—	—	—
Total Assets	736,083	16,302,640	1,126,727	14,953,780	166,648	2,665,951
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	—	11,844	—	3,817	—	—
Total Liabilities	—	11,844	—	3,817	—	—
NET ASSETS	$736,083	$16,290,796	$1,126,727	$14,949,963	$166,648	$2,665,951
Units Outstanding	48,239	588,023	71,119	516,728	14,195	148,323
Accumulation Unit Value	$15.26	$27.70	$15.84	$28.93	$11.74	$17.97
Cost of Investments	$692,180	$12,771,915	$1,085,716	$11,332,023	$164,968	$2,516,151

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	International Index	International Index	Mid Cap	Mid Cap
	Service Class	Service Class 2	Investor Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$192,173,624	$34,360,083	$4,440,463	$867,739	$1,721,770	$45,165,705
Receivables:
Due from Pacific Life Insurance Company	3,696,209	—	52,721	268	5,012	—
Investments sold	—	2,603	—	—	—	4,739
Total Assets	195,869,833	34,362,686	4,493,184	868,007	1,726,782	45,170,444
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	2,575	—	—	—	4,543
Investments purchased	3,695,282	—	52,721	267	5,012	—
Total Liabilities	3,695,282	2,575	52,721	267	5,012	4,543
NET ASSETS	$192,174,551	$34,360,111	$4,440,463	$867,740	$1,721,770	$45,165,901
Units Outstanding	18,385,177	485,699	330,515	64,244	102,531	914,255
Accumulation Unit Value	$10.45	$70.74	$13.43	$13.51	$16.79	$49.40
Cost of Investments	$192,173,624	$29,712,098	$4,542,460	$857,100	$1,751,005	$38,032,220

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Templeton	Templeton	Templeton
	Total Market Index	Total Market Index	Value Strategies	Foreign	Foreign	Global Bond
	Investor Class	Service Class 2	Service Class 2	VIP Class 1	VIP Class 2	VIP Class 1
ASSETS
Investments in mutual funds, at value	$14,406,226	$2,233,548	$11,768,346	$421,025	$23,179,693	$216,072
Receivables:
Due from Pacific Life Insurance Company	149,788	—	—	—	791	—
Investments sold	—	—	246	—	—	—
Total Assets	14,556,014	2,233,548	11,768,592	421,025	23,180,484	216,072
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	239	—	—	—
Investments purchased	149,788	—	—	—	—	—
Total Liabilities	149,788	—	239	—	—	—
NET ASSETS	$14,406,226	$2,233,548	$11,768,353	$421,025	$23,180,484	$216,072
Units Outstanding	889,753	130,356	293,299	35,569	1,686,933	23,537
Accumulation Unit Value	$16.19	$17.13	$40.12	$11.84	$13.74	$9.18
Cost of Investments	$14,092,152	$2,058,654	$10,110,809	$411,541	$23,096,955	$219,700

		Janus	Janus	Janus	Janus	Lazard Retirement
	Templeton	Henderson	Henderson	Henderson	Henderson	Global Dynamic
	Global Bond	Enterprise	Enterprise	Overseas	Overseas	Multi-Asset
	VIP Class 2	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Investor Shares
ASSETS
Investments in mutual funds, at value	$25,295,029	$251,330	$39,646,448	$529,214	$27,858,688	$255,342
Receivables:
Due from Pacific Life Insurance Company	—	1	752	—	—	—
Investments sold	81	—	—	—	—	—
Total Assets	25,295,110	251,331	39,647,200	529,214	27,858,688	255,342
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	37	—	—	—	151	—
Investments purchased	—	—	748	—	66	—
Total Liabilities	37	—	748	—	217	—
NET ASSETS	$25,295,073	$251,331	$39,646,452	$529,214	$27,858,471	$255,342
Units Outstanding	2,172,036	16,513	748,043	33,503	1,798,949	20,914
Accumulation Unit Value	$11.65	$15.22	$53.00	$15.80	$15.49	$12.21
Cost of Investments	$30,534,958	$239,824	$31,591,414	$529,171	$22,493,312	$246,212

	Lazard Retirement	Lazard Retirement	ClearBridge	ClearBridge	ClearBridge	ClearBridge
	Global Dynamic	International	Variable	Variable	Variable	Variable
	Multi-Asset	Equity	Aggressive Growth -	Aggressive	Mid Cap -	Mid Cap -
	Service Shares	Service Shares	Class I	Growth - Class II	Class I	Class II
ASSETS
Investments in mutual funds, at value	$1,679,195	$2,164,033	$138,014	$26,350,363	$875,379	$16,904,979
Receivables:
Due from Pacific Life Insurance Company	60	2	221	2,752	1,754	168
Investments sold	—	—	—	—	—	—
Total Assets	1,679,255	2,164,035	138,235	26,353,115	877,133	16,905,147
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	58	—	222	2,765	1,754	189
Total Liabilities	58	—	222	2,765	1,754	189
NET ASSETS	$1,679,197	$2,164,035	$138,013	$26,350,350	$875,379	$16,904,958
Units Outstanding	107,169	180,005	9,297	750,617	52,664	452,923
Accumulation Unit Value	$15.67	$12.02	$14.84	$35.10	$16.62	$37.32
Cost of Investments	$1,500,846	$1,941,436	$162,987	$28,944,016	$894,537	$12,551,529

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	ClearBridge
	Variable	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Variable Global	Bond	Developing	Fundamental	Lord Abbett
	Growth -	High Yield Bond -	Debenture	Growth	Equity	Total Return
	Class I	Class II	Class VC	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$417,031	$796,216	$25,218,553	$23,538,412	$7,247,088	$69,251,581
Receivables:
Due from Pacific Life Insurance Company	1,152	1	1,275	—	1	9,906
Investments sold	—	—	—	2,382	—	—
Total Assets	418,183	796,217	25,219,828	23,540,794	7,247,089	69,261,487
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	2,668	—	—
Investments purchased	1,152	—	1,253	—	—	9,903
Total Liabilities	1,152	—	1,253	2,668	—	9,903
NET ASSETS	$417,031	$796,217	$25,218,575	$23,538,126	$7,247,089	$69,251,584
Units Outstanding	22,077	59,194	1,714,906	541,014	243,177	5,425,740
Accumulation Unit Value	$18.89	$13.45	$14.71	$43.51	$29.80	$12.76
Cost of Investments	$458,332	$808,672	$24,978,962	$31,581,117	$5,942,888	$69,466,446

					MFS	MFS
					New Discovery	New Discovery
	M Capital	M International	M Large Cap	M Large Cap	Series -	Series -
	Appreciation	Equity	Growth	Value	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$78,904,494	$87,396,149	$84,862,759	$41,568,677	$1,295,287	$33,236,713
Receivables:
Due from Pacific Life Insurance Company	2,464	25,878	7,972	1,098	1	939
Investments sold	—	—	—	—	—	—
Total Assets	78,906,958	87,422,027	84,870,731	41,569,775	1,295,288	33,237,652
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	2,070	25,960	7,972	1,476	—	957
Total Liabilities	2,070	25,960	7,972	1,476	—	957
NET ASSETS	$78,904,888	$87,396,067	$84,862,759	$41,568,299	$1,295,288	$33,236,695
Units Outstanding	537,901	1,894,291	672,284	986,020	77,203	667,183
Accumulation Unit Value	$146.69	$46.14	$126.23	$42.16	$16.78	$49.82
Cost of Investments	$73,604,438	$74,015,064	$70,182,968	$34,357,711	$1,401,232	$38,636,287

	MFS	MFS	MFS	MFS	MFS	MFS
	Total Return	Utilities	Utilities	Value	Value	Government
	Series -	Series -	Series -	Series -	Series -	Securities -
	Initial Class	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments in mutual funds, at value	$782,213	$40,899	$15,581,781	$2,405,871	$33,761,281	$36,471
Receivables:
Due from Pacific Life Insurance Company	—	—	1,404	1,523	1,175	—
Investments sold	—	—	—	—	—	—
Total Assets	782,213	40,899	15,583,185	2,407,394	33,762,456	36,471
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	—	—	1,360	1,524	1,172	—
Total Liabilities	—	—	1,360	1,524	1,172	—
NET ASSETS	$782,213	$40,899	$15,581,825	$2,405,870	$33,761,284	$36,471
Units Outstanding	57,707	3,153	557,262	164,655	1,734,171	3,691
Accumulation Unit Value	$13.55	$12.97	$27.96	$14.61	$19.47	$9.88
Cost of Investments	$750,365	$38,094	$13,348,319	$2,240,722	$27,606,490	$37,158

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Neuberger Berman	PIMCO	PIMCO Global
	Sustainable	Global Managed	Managed Asset	PIMCO Income -	Royce	State Street
	Equity	Asset Allocation -	Allocation -	Administrative	Micro-Cap	Total Return
	Class I	Advisor Class	Institutional Class	Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$2,121,193	$7,528,038	$127,149	$5,735,956	$6,900,075	$2,540,981
Receivables:
Due from Pacific Life Insurance Company	885	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	2,122,078	7,528,038	127,149	5,735,956	6,900,075	2,540,981
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	144	—	2	65	—
Investments purchased	886	—	—	—	—	—
Total Liabilities	886	144	—	2	65	—
NET ASSETS	$2,121,192	$7,527,894	$127,149	$5,735,954	$6,900,010	$2,540,981
Units Outstanding	70,149	458,217	8,956	481,383	287,104	117,021
Accumulation Unit Value	$30.24	$16.43	$14.20	$11.92	$24.03	$21.71
Cost of Investments	$1,973,786	$6,928,469	$124,584	$5,663,067	$6,675,380	$2,575,334

	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Blue Chip	Equity	Equity	Global Resources	Vanguard VIF
	Growth - I	Growth - II	Income - I	Income - II	Initial Class	High Yield Bond
ASSETS
Investments in mutual funds, at value	$6,259,462	$192,915,275	$2,300,095	$95,698,034	$31,963,067	$1,291,612
Receivables:
Due from Pacific Life Insurance Company	14,674	16,289	781	3,647	114	—
Investments sold	—	—	—	—	—	—
Total Assets	6,274,136	192,931,564	2,300,876	95,701,681	31,963,181	1,291,612
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	14,676	16,553	780	3,771	128	—
Total Liabilities	14,676	16,553	780	3,771	128	—
NET ASSETS	$6,259,460	$192,915,011	$2,300,096	$95,697,910	$31,963,053	$1,291,612
Units Outstanding	358,337	2,701,478	158,982	2,808,577	1,360,277	114,453
Accumulation Unit Value	$17.47	$71.41	$14.47	$34.07	$23.50	$11.29
Cost of Investments	$6,320,689	$116,439,388	$2,092,479	$87,232,572	$24,782,874	$1,273,130

	Vanguard VIF	Vanguard VIF
	Mid-Cap Index	Real Estate Index
ASSETS
Investments in mutual funds, at value	$7,917,857	$2,084,551
Receivables:
Due from Pacific Life Insurance Company	88,642	6,066
Investments sold	—	—
Total Assets	8,006,499	2,090,617
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—
Investments purchased	88,643	6,065
Total Liabilities	88,643	6,065
NET ASSETS	$7,917,856	$2,084,552
Units Outstanding	510,086	156,943
Accumulation Unit Value	$15.52	$13.28
Cost of Investments	$7,518,081	$1,852,683

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	Core	Core	Diversified	Diversified	Floating	Floating
	Income	Income	Bond	Bond	Rate Income	Rate Income
	Class I	Class P (1)	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	186,195	32	2,597,437	14,949	174,690	591
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	186,195	32	2,597,437	14,949	174,690	591
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(211,247)	257	(4,484,403)	(14,146)	1,254,181	2,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,052)	$289	$(1,886,966)	$803	$1,428,871	$3,368

	High Yield	High Yield	Inflation	Inflation	Managed	Managed
	Bond	Bond	Managed	Managed	Bond	Bond
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,476,801	3,003	998,251	1,599	4,513,200	1,362
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,476,801	3,003	998,251	1,599	4,513,200	1,362
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(271,910)	5,731	3,131,249	10,799	(7,816,100)	(492)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,204,891	$8,734	$4,129,500	$12,398	$(3,302,900)	$870

	Short Duration	Short Duration	Emerging	Emerging	Dividend	Dividend
	Bond	Bond	Markets Debt	Markets Debt	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,366,451	2,592	26,052	153	4,476,633	24,734
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,366,451	2,592	26,052	153	4,476,633	24,734
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,807,638)	(6,332)	(404,059)	(2,727)	20,104,222	70,208
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(441,187)	$(3,740)	$(378,007)	$(2,574)	$24,580,855	$94,942

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	Equity	Equity	Focused			Hedged
	Index	Index	Growth	Growth	Growth	Equity
	Class I	Class P	Class I	Class I	Class P	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	55,397,970	1,427,707	4,646,291	20,395,053	22,397	303
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	55,397,970	1,427,707	4,646,291	20,395,053	22,397	303
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	205,028,969	1,316,299	4,419,067	53,837,524	262,066	4,681
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$260,426,939	$2,744,006	$9,065,358	$74,232,577	$284,463	$4,984

	Large-Cap	Large-Cap	Large-Cap	Main Street	Main Street	Mid-Cap
	Growth	Value	Value	Core	Core	Equity
	Class I	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	28,391,496	8,182,513	36,985	13,497,781	22,569	21,451,174
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	28,391,496	8,182,513	36,985	13,497,781	22,569	21,451,174
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,107,286)	27,865,902	110,071	47,021,248	64,414	3,560,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,284,210	$36,048,415	$147,056	$60,519,029	$86,983	$25,011,455

	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Growth	Growth	Value	Value	Equity	Equity
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,688,934	29,918	1,377,839	9,296	3,272,609	26,365
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	14,688,934	29,918	1,377,839	9,296	3,272,609	26,365
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	156,603	28,001	2,944,904	9,100	3,886,763	25,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,845,537	$57,919	$4,322,743	$18,396	$7,159,372	$52,017

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Growth	Index	Index	Value	Value	Value
	Class I	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,366,582	40,345,543	218,321	6,896,062	37,543	2,032,183
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,366,582	40,345,543	218,321	6,896,062	37,543	2,032,183
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(682,556)	(4,838,060)	(125,292)	18,152,946	11,834	10,737,331
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$684,026	$35,507,483	$93,029	$25,049,008	$49,377	$12,769,514

		Value	Value	Emerging	Emerging	International
	Value	Advantage	Advantage	Markets	Markets	Large-Cap
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,755	605,212	16,268	4,441,547	44,217	17,078,496
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	6,755	605,212	16,268	4,441,547	44,217	17,078,496
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,100	1,885,613	47,938	(20,216,842)	(165,847)	18,087,838
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,855	$2,490,825	$64,206	$(15,775,295)	$(121,630)	$35,166,334

	International	International	International	International	Health	Health
	Large-Cap	Small-Cap	Small-Cap	Value	Sciences	Sciences
	Class P	Class I	Class P	Class I	Class I	Class P
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	36,103	2,038,363	12,432	2,056,773	3,949,042	16,358
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	36,103	2,038,363	12,432	2,056,773	3,949,042	16,358
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	45,340	3,447,118	(4,664)	23,108,514	7,135,319	77,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,443	$5,485,481	$7,768	$25,165,287	$11,084,361	$94,038

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
						PSF DFA
	Real	Real			ESG	Balanced
	Estate	Estate	Technology	Technology	Diversified	Allocation
	Class I	Class P	Class I	Class P	Class P (1)	Class D
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,320,975	3,170	7,767,127	24,584	9	643,025
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,320,975	3,170	7,767,127	24,584	9	643,025
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	30,355,243	6,157	(1,427,047)	59,060	46	653,910
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,676,218	$9,327	$6,340,080	$83,644	$55	$1,296,935

		Pacific	Pacific	Pacific	Pacific
	PSF DFA	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific
	Balanced	Conservative	Conservative	Moderate	Moderate	Dynamix -
	Allocation	Growth	Growth	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,244	400,261	57,479	1,368,705	329,584	3,287,117
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	7,244	400,261	57,479	1,368,705	329,584	3,287,117
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,309	601,343	16,336	6,069,615	273,862	11,509,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,553	$1,001,604	$73,815	$7,438,320	$603,446	$14,796,804

				Portfolio	Portfolio
	Pacific	Portfolio	Portfolio	Optimization	Optimization	Portfolio
	Dynamix -	Optimization	Optimization	Moderate-	Moderate -	Optimization
	Growth	Conservative	Conservative	Conservative	Conservative	Moderate
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	637,688	727,880	110	1,555,381	982	6,860,901
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	637,688	727,880	110	1,555,381	982	6,860,901
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	272,797	(380,735)	136	1,771,376	232	15,947,875
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$910,485	$347,145	$246	$3,326,757	$1,214	$22,808,776

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	Variable Accounts
				Portfolio	Portfolio
	Portfolio	Portfolio	Portfolio	Optimization	Optimization
	Optimization	Optimization	Optimization	Aggressive-	Aggressive-	Invesco V.I.
	Moderate	Growth	Growth	Growth	Growth	Global
	Class P	Class I	Class P	Class I	Class P	Series I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,432	9,293,937	34,884	7,171,743	19,813	34,955
Capital gain distributions	—	—	—	—	—	37,537
Realized Gain (Loss) on Investments	9,432	9,293,937	34,884	7,171,743	19,813	72,492
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	21,318	40,431,524	125,872	21,857,029	65,436	(4,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,750	$49,725,461	$160,756	$29,028,772	$85,249	$67,666

		Invesco V.I.	Invesco V.I.	Invesco V.I.	American	American
	Invesco V.I.	International	International	Main Street	Century	Century
	Global	Growth	Growth	Small Cap	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series II	Series I	Class I	Class II
INVESTMENT INCOME
Dividends	$—	$8,458	$375,109	$19,342	$6,554	$410,124
Net Investment Income	—	8,458	375,109	19,342	6,554	410,124
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	375,054	7,543	957,696	108,738	16,468	588,628
Capital gain distributions	1,047,555	44,669	2,416,688	325,269	—	—
Realized Gain (Loss) on Investments	1,422,609	52,212	3,374,384	434,007	16,468	588,628
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,244,765	(38,121)	(1,848,093)	371,108	52,483	7,065,858
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,667,374	$22,549	$1,901,400	$824,457	$75,505	$8,064,610

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2	Class 4	Class 2	Class 4	Class 2	Class 4
INVESTMENT INCOME
Dividends	$107,414	$1,340,640	$10,081	$89,876	$30,791	$1,176,008
Net Investment Income	107,414	1,340,640	10,081	89,876	30,791	1,176,008
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	235,989	1,218,620	217,271	4,284,135	63,258	1,592,997
Capital gain distributions	176,999	3,200,780	427,544	19,595,569	16,740	1,218,586
Realized Gain (Loss) on Investments	412,988	4,419,400	644,815	23,879,704	79,998	2,811,583
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	248,518	7,449,193	11,111	5,790,927	309,070	21,918,737
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$768,920	$13,209,233	$666,007	$29,760,507	$419,859	$25,906,328

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	American Funds
	IS American			BlackRock		BlackRock
	High-Income	American Funds	American Funds IS	60/40 Target	BlackRock	Global
	Trust	IS International	New World Fund	Allocation ETF	Basic Value	Allocation
	Class 2	Class 2	Class 2	V.I. Class I	V.I. Class III	V.I. Class I
INVESTMENT INCOME
Dividends	$20,325	$30,761	$7,403	$309,247	$276,278	$12,079
Net Investment Income	20,325	30,761	7,403	309,247	276,278	12,079
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,364	51,806	35,674	377,720	123,368	21,445
Capital gain distributions	—	—	14,754	1,152,374	3,637,370	216,293
Realized Gain (Loss) on Investments	6,364	51,806	50,428	1,530,094	3,760,738	237,738
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,330)	(116,628)	(54,797)	(416,647)	516,908	(210,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,359	$(34,061)	$3,034	$1,422,694	$4,553,924	$39,796

	BlackRock
	Global	BNY Mellon	DFA VA	DFA VA	DFA VA
	Allocation	VIF Appreciation	International	International	Short-Term	DFA VA
	V.I. Class III	Service Shares	Small (1)	Value	Fixed (1)	US Large Value
INVESTMENT INCOME
Dividends	$642,292	$3,843	$34,870	$24,198	$59	$21,190
Net Investment Income	642,292	3,843	34,870	24,198	59	21,190
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	244,991	88,757	(49,363)	8,312	(68)	43,665
Capital gain distributions	13,131,546	176,132	94,050	—	—	—
Realized Gain (Loss) on Investments	13,376,537	264,889	44,687	8,312	(68)	43,665
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,292,116)	222,171	(51,882)	(17,464)	(1,737)	52,789
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,726,713	$490,903	$27,675	$15,046	$(1,746)	$117,644

						Fidelity VIP
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Freedom 2010
	DFA VA US	Bond Index	Bond Index	Contrafund	Contrafund	Portfolio
	Targeted Value	Investor Class (1)	Service Class 2	Initial Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$12,525	$15,470	$9,272	$224	$21,466	$19,731
Net Investment Income	12,525	15,470	9,272	224	21,466	19,731
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	25,410	1,165	(2,280)	26,338	2,968,969	83,330
Capital gain distributions	62,905	—	—	78,895	10,446,428	71,195
Realized Gain (Loss) on Investments	88,315	1,165	(2,280)	105,233	13,415,397	154,525
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(6,033)	(23,342)	(20,009)	27,307	6,194,699	(71,419)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,807	$(6,707)	$(13,017)	$132,764	$19,631,562	$102,837

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Initial Class (1)	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$24,389	$57,896	$54	$130,586	$2,265	$159,011
Net Investment Income	24,389	57,896	54	130,586	2,265	159,011
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,453	143,440	(3)	612,752	932	295,700
Capital gain distributions	116,682	377,908	66	542,880	5,919	704,679
Realized Gain (Loss) on Investments	134,135	521,348	63	1,155,632	6,851	1,000,379
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	39,370	22,156	(54)	257,015	8,342	761,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,894	$601,400	$63	$1,543,233	$17,458	$1,921,389

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2035	Freedom 2045	Freedom 2045	Freedom Income	Freedom Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$7,023	$122,320	$7,854	$97,941	$1,480	$20,867
Net Investment Income	7,023	122,320	7,854	97,941	1,480	20,867
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,303	525,710	11,295	433,701	831	36,309
Capital gain distributions	16,522	590,639	16,669	524,170	2,133	51,596
Realized Gain (Loss) on Investments	23,825	1,116,349	27,964	957,871	2,964	87,905
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	24,442	908,034	31,690	1,146,400	(387)	(31,178)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,290	$2,146,703	$67,508	$2,202,212	$4,057	$77,594

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	International Index	International Index	Mid Cap	Mid Cap
	Service Class	Service Class 2	Investor Class (1)	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$22,640	$—	$100,823	$19,567	$8,574	$154,544
Net Investment Income	22,640	—	100,823	19,567	8,574	154,544
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	1,098,175	(8,582)	14,193	89,600	630,676
Capital gain distributions	—	6,321,745	4,616	1,572	247,362	7,021,889
Realized Gain (Loss) on Investments	—	7,419,920	(3,966)	15,765	336,962	7,652,565
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	(1,383,765)	(101,997)	(19,796)	(157,416)	1,398,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,640	$6,036,155	$(5,140)	$15,536	$188,120	$9,206,049

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Templeton	Templeton	Templeton
	Total Market Index	Total Market Index	Value Strategies	Foreign	Foreign	Global Bond
	Investor Class (1)	Service Class 2	Service Class 2	VIP Class 1	VIP Class 2	VIP Class 1
INVESTMENT INCOME
Dividends	$123,376	$17,052	$133,422	$4,903	$452,376	$—
Net Investment Income	123,376	17,052	133,422	4,903	452,376	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	137,587	40,896	423,637	9,103	164,553	(5,382)
Capital gain distributions	65,059	11,623	913,913	—	—	—
Realized Gain (Loss) on Investments	202,646	52,519	1,337,550	9,103	164,553	(5,382)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	314,074	164,220	1,062,935	(10,551)	336,887	(685)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$640,096	$233,791	$2,533,907	$3,455	$953,816	$(6,067)

		Janus	Janus	Janus	Janus	Lazard Retirement
	Templeton	Henderson	Henderson	Henderson	Henderson	Global Dynamic
	Global Bond	Enterprise	Enterprise	Overseas	Overseas	Multi-Asset
	VIP Class 2	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Investor Shares (1)
INVESTMENT INCOME
Dividends	$—	$547	$93,186	$3,709	$249,443	$5,632
Net Investment Income	—	547	93,186	3,709	249,443	5,632
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(751,410)	14,538	2,127,735	7,582	399,522	605
Capital gain distributions	—	14,424	3,515,152	—	—	—
Realized Gain (Loss) on Investments	(751,410)	28,962	5,642,887	7,582	399,522	605
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(647,148)	(1,188)	213,340	(3,237)	1,957,178	9,130
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,398,558)	$28,321	$5,949,413	$8,054	$2,606,143	$15,367

	Lazard Retirement	Lazard Retirement	ClearBridge	ClearBridge	ClearBridge	ClearBridge
	Global Dynamic	International	Variable	Variable	Variable	Variable
	Multi-Asset	Equity	Aggressive Growth -	Aggressive	Mid Cap -	Mid Cap -
	Service Shares	Service Shares	Class I	Growth - Class II	Class I	Class II
INVESTMENT INCOME
Dividends	$42,157	$20,088	$125	$43,226	$48	$4,525
Net Investment Income	42,157	20,088	125	43,226	48	4,525
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	29,685	31,210	2,213	200,446	18,875	620,574
Capital gain distributions	—	25,786	28,288	7,415,260	70,658	1,892,342
Realized Gain (Loss) on Investments	29,685	56,996	30,501	7,615,706	89,533	2,512,916
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	103,280	31,276	(26,367)	(5,253,075)	(27,921)	1,450,289
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,122	$108,360	$4,259	$2,405,857	$61,660	$3,967,730

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	ClearBridge
	Variable	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Variable Global	Bond	Developing	Fundamental	Lord Abbett
	Growth -	High Yield Bond -	Debenture	Growth	Equity	Total Return
	Class I (1)	Class II	Class VC	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$—	$32,605	$756,591	$—	$56,449	$1,350,824
Net Investment Income	—	32,605	756,591	—	56,449	1,350,824
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(648)	1,626	110,902	10,618,872	70,113	26,700
Capital gain distributions	40,327	—	400,275	6,009,241	291,599	477,116
Realized Gain (Loss) on Investments	39,679	1,626	511,177	16,628,113	361,712	503,816
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(41,301)	(29,376)	(519,869)	(18,637,993)	1,123,682	(1,950,724)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,622)	$4,855	$747,899	$(2,009,880)	$1,541,843	$(96,084)

					MFS	MFS
					New Discovery	New Discovery
	M Capital	M International	M Large Cap	M Large Cap	Series -	Series -
	Appreciation	Equity	Growth	Value	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$—	$2,077,905	$—	$634,431	$—	$—
Net Investment Income	—	2,077,905	—	634,431	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	399,598	966,175	2,125,444	216,266	24,843	5,561,611
Capital gain distributions	13,068,328	—	14,478,896	—	124,741	5,950,002
Realized Gain (Loss) on Investments	13,467,926	966,175	16,604,340	216,266	149,584	11,511,613
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,187,900)	5,379,149	(1,621,274)	8,244,083	(170,729)	(12,367,996)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,280,026	$8,423,229	$14,983,066	$9,094,780	$(21,145)	$(856,383)

	MFS	MFS	MFS	MFS	MFS	MFS
	Total Return	Utilities	Utilities	Value	Value	Government
	Series -	Series -	Series -	Series -	Series -	Securities -
	Initial Class	Initial Class	Service Class	Initial Class	Service Class	Initial Class (1)
INVESTMENT INCOME
Dividends	$6,346	$426	$214,252	$23,980	$365,976	$833
Net Investment Income	6,346	426	214,252	23,980	365,976	833
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,822	1,376	489,187	65,766	810,788	2
Capital gain distributions	16,903	831	482,914	39,933	719,350	—
Realized Gain (Loss) on Investments	37,725	2,207	972,101	105,699	1,530,138	2
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,672	1,168	658,845	127,050	5,187,482	(687)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,743	$3,801	$1,845,198	$256,729	$7,083,596	$148

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	Neuberger Berman	PIMCO	PIMCO Global
	Sustainable	Global Managed	Managed Asset	PIMCO Income -	Royce	State Street
	Equity	Asset Allocation -	Allocation -	Administrative	Micro-Cap	Total Return
	Class I	Advisor Class	Institutional Class	Class	Service Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$6,144	$179,747	$1,576	$145,326	$—	$46,206
Net Investment Income	6,144	179,747	1,576	145,326	—	46,206
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	271,861	128,089	(583)	13,191	1,080,481	(39,926)
Capital gain distributions	31,415	828,000	5,286	—	305,736	326,788
Realized Gain (Loss) on Investments	303,276	956,089	4,703	13,191	1,386,217	286,862
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,399	(230,696)	1,033	(60,696)	(152,786)	(37,785)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,819	$905,140	$7,312	$97,821	$1,233,431	$295,283

	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Blue Chip	Equity	Equity	Global Resources	Vanguard VIF
	Growth - I	Growth - II	Income - I	Income - II	Initial Class	High Yield Bond (1)
INVESTMENT INCOME
Dividends	$—	$—	$24,083	$1,254,655	$136,222	$801
Net Investment Income	—	—	24,083	1,254,655	136,222	801
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	161,560	15,421,468	25,959	1,627,240	1,139,716	1,277
Capital gain distributions	633,946	21,187,498	156,192	6,683,097	—	—
Realized Gain (Loss) on Investments	795,506	36,608,966	182,151	8,310,337	1,139,716	1,277
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(287,374)	(7,064,892)	78,216	10,748,469	3,871,188	18,482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$508,132	$29,544,074	$284,450	$20,313,461	$5,147,126	$20,560

	Vanguard VIF	Vanguard VIF
	Mid-Cap Index	Real Estate Index
INVESTMENT INCOME
Dividends	$9,080	$6,247
Net Investment Income	9,080	6,247
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	155,023	27,079
Capital gain distributions	54,188	8,266
Realized Gain (Loss) on Investments	209,211	35,345
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	310,536	218,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$528,827	$259,841

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Core Income		Core Income		Diversified Bond
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	186,195	255,446	32		2,597,437	3,468,288
Change in net unrealized appreciation (depreciation) on investments	(211,247)	193,783	257		(4,484,403)	5,649,634
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,052)	449,229	289		(1,886,966)	9,117,922
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	313,299	555,556	(291)		2,375,574	2,453,056
Transfers between variable and fixed accounts, net	(740,108)	1,335,411	16,558		7,177,035	4,421,240
Policy maintenance charges	(213,906)	(279,984)	(1,017)		(2,555,943)	(2,980,836)
Policy benefits and terminations	(112,629)	(537,009)	(240)		(1,552,884)	(3,688,819)
Policy loans and loan repayments	2,477	707	—		68,726	(198,554)
Other	5,211	4,420	—		107,819	108,945
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(745,656)	1,079,101	15,010		5,620,327	115,032
NET INCREASE (DECREASE) IN NET ASSETS	(770,708)	1,528,330	15,299		3,733,361	9,232,954
NET ASSETS
Beginning of Year or Period	6,397,271	4,868,941	—		98,187,388	88,954,434
End of Year or Period	$5,626,563	$6,397,271	$15,299		$101,920,749	$98,187,388

	Diversified Bond		Floating Rate Income		Floating Rate Income
	Class P (2)		Class I		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,949	1,196	174,690	64,865	591	6
Change in net unrealized appreciation (depreciation) on investments	(14,146)	26,212	1,254,181	706,934	2,777	230
Net Increase (Decrease) in Net Assets Resulting from Operations	803	27,408	1,428,871	771,799	3,368	236
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	248,595	56,610	1,500,777	978,992	21,514	1,416
Transfers between variable and fixed accounts, net	1,668,032	405,420	9,394,626	(5,558,430)	169,325	4,973
Policy maintenance charges	(181,465)	(34,267)	(895,155)	(929,737)	(12,651)	(600)
Policy benefits and terminations	(953)	(4,405)	(841,470)	(658,660)	—	—
Policy loans and loan repayments	1,112	83	(67,101)	17,154	46	—
Other	(123)	153	42,930	37,849	285	14
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,735,198	423,594	9,134,607	(6,112,832)	178,519	5,803
NET INCREASE (DECREASE) IN NET ASSETS	1,736,001	451,002	10,563,478	(5,341,033)	181,887	6,039
NET ASSETS
Beginning of Year or Period	451,002	—	27,712,971	33,054,004	6,039	—
End of Year or Period	$2,187,003	$451,002	$38,276,449	$27,712,971	$187,926	$6,039

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	High Yield Bond		High Yield Bond		Inflation Managed
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,476,801	6,221,905	3,003	1,970	998,251	1,273,159
Change in net unrealized appreciation (depreciation) on investments	(271,910)	(1,716,314)	5,731	3,298	3,131,249	6,207,455
Net Increase (Decrease) in Net Assets Resulting from Operations	4,204,891	4,505,591	8,734	5,268	4,129,500	7,480,614
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,302,334	2,697,775	74,673	37,643	2,480,996	2,789,991
Transfers between variable and fixed accounts, net	6,319,157	(1,820,357)	260,079	20,071	5,798,319	(3,058,583)
Policy maintenance charges	(2,979,240)	(3,077,231)	(34,154)	(9,904)	(2,763,581)	(3,185,257)
Policy benefits and terminations	(1,820,466)	(1,921,957)	(979)	—	(1,843,747)	(2,936,773)
Policy loans and loan repayments	165,310	93,725	36	31	69,843	150,339
Other	53,076	37,640	335	25	88,340	57,258
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,040,171	(3,990,405)	299,990	47,866	3,830,170	(6,183,025)

NET INCREASE (DECREASE) IN NET ASSETS	9,245,062	515,186	308,724	53,134	7,959,670	1,297,589
NET ASSETS
Beginning of Year	77,713,482	77,198,296	53,219	85	71,121,228	69,823,639
End of Year	$86,958,544	$77,713,482	$361,943	$53,219	$79,080,898	$71,121,228

	Inflation Managed		Managed Bond		Managed Bond
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,599	39	4,513,200	3,258,807	1,362	657
Change in net unrealized appreciation (depreciation) on investments	10,799	782	(7,816,100)	18,775,702	(492)	2,672
Net Increase (Decrease) in Net Assets Resulting from Operations	12,398	821	(3,302,900)	22,034,509	870	3,329
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	113,158	4,903	9,544,468	9,975,371	91,491	31,663
Transfers between variable and fixed accounts, net	110,356	35,063	22,510,982	30,792,827	713,685	141,906
Policy maintenance charges	(22,299)	(1,662)	(9,684,677)	(10,993,202)	(83,488)	(23,105)
Policy benefits and terminations	—	—	(12,212,667)	(8,300,475)	(539)	—
Policy loans and loan repayments	2,250	—	(715,964)	88,959	144	123
Other	(113)	—	320,954	202,442	(212)	(42)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	203,352	38,304	9,763,096	21,765,922	721,081	150,545

NET INCREASE (DECREASE) IN NET ASSETS	215,750	39,125	6,460,196	43,800,431	721,951	153,874
NET ASSETS
Beginning of Year or Period	39,125	—	299,302,631	255,502,200	154,108	234
End of Year or Period	$254,875	$39,125	$305,762,827	$299,302,631	$876,059	$154,108

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Short Duration Bond		Short Duration Bond		Emerging Markets Debt
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,366,451	1,682,104	2,592	1,727	26,052	(506,545)
Change in net unrealized appreciation (depreciation) on investments	(2,807,638)	1,776,978	(6,332)	3,354	(404,059)	(94,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	(441,187)	3,459,082	(3,740)	5,081	(378,007)	(600,979)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,254,130	5,230,131	128,650	22,546	168,091	170,882
Transfers between variable and fixed accounts, net	1,552,712	18,655,844	744,731	289,492	576,538	(3,784,717)
Policy maintenance charges	(4,011,697)	(4,322,501)	(103,599)	(30,133)	(146,767)	(175,156)
Policy benefits and terminations	(11,857,162)	(1,671,725)	—	(4,246)	(119,086)	(434,056)
Policy loans and loan repayments	(431,194)	(12,042)	858	(6,172)	24,800	21,483
Other	140,412	90,737	(97)	26	8,916	13,909
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,352,799)	17,970,444	770,543	271,513	512,492	(4,187,655)
NET INCREASE (DECREASE) IN NET ASSETS	(9,793,986)	21,429,526	766,803	276,594	134,485	(4,788,634)
NET ASSETS
Beginning of Year or Period	108,534,436	87,104,910	276,594	—	5,900,885	10,689,519
End of Year or Period	$98,740,450	$108,534,436	$1,043,397	$276,594	$6,035,370	$5,900,885

	Emerging Markets Debt		Dividend Growth		Dividend Growth
	Class P (1)		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	153	2	4,476,633	4,878,531	24,734	5,386
Change in net unrealized appreciation (depreciation) on investments	(2,727)	678	20,104,222	6,002,069	70,208	23,202
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,574)	680	24,580,855	10,880,600	94,942	28,588
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,113	388	2,837,751	3,526,783	155,575	7,677
Transfers between variable and fixed accounts, net	47,377	10,277	743,307	(569,029)	365,119	190,863
Policy maintenance charges	(5,939)	(891)	(2,804,177)	(2,876,975)	(66,654)	(21,443)
Policy benefits and terminations	—	—	(2,003,634)	(2,510,317)	—	(7,136)
Policy loans and loan repayments	—	—	(132,572)	(225,177)	—	—
Other	(14)	1	73,885	84,420	(865)	285
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	49,537	9,775	(1,285,440)	(2,570,295)	453,175	170,246
NET INCREASE (DECREASE) IN NET ASSETS	46,963	10,455	23,295,415	8,310,305	548,117	198,834
NET ASSETS
Beginning of Year or Period	10,455	—	96,110,636	87,800,331	198,834	—
End of Year or Period	$57,418	$10,455	$119,406,051	$96,110,636	$746,951	$198,834

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Equity Index		Equity Index		Focused Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	55,397,970	63,838,932	1,427,707	(15,757)	4,646,291	6,284,306
Change in net unrealized appreciation (depreciation) on investments	205,028,969	77,880,183	1,316,299	502,488	4,419,067	7,750,994
Net Increase (Decrease) in Net Assets Resulting from Operations	260,426,939	141,719,115	2,744,006	486,731	9,065,358	14,035,300
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,467,143	25,471,534	4,502,837	338,160	1,279,480	1,621,463
Transfers between variable and fixed accounts, net	(11,853,868)	(3,325,894)	25,657,728	2,222,696	(1,483,758)	(6,079,512)
Policy maintenance charges	(24,979,611)	(25,288,299)	(2,467,366)	(235,075)	(1,337,377)	(1,420,282)
Policy benefits and terminations	(17,980,251)	(16,499,685)	(13,833)	—	(1,237,924)	(1,612,679)
Policy loans and loan repayments	(2,164,883)	(184,670)	(555,067)	(13,271)	(732,500)	(410,137)
Other	677,015	462,599	2,586	6,729	34,778	22,602
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(30,834,455)	(19,364,415)	27,126,885	2,319,239	(3,477,301)	(7,878,545)
NET INCREASE (DECREASE) IN NET ASSETS	229,592,484	122,354,700	29,870,891	2,805,970	5,588,057	6,156,755
NET ASSETS
Beginning of Year	939,526,761	817,172,061	2,807,925	1,955	46,892,974	40,736,219
End of Year	$1,169,119,245	$939,526,761	$32,678,816	$2,807,925	$52,481,031	$46,892,974

	Growth		Growth		Hedged Equity
	Class I		Class P (1)		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	20,395,053	45,354,177	22,397	27,151	303
Change in net unrealized appreciation (depreciation) on investments	53,837,524	36,674,306	262,066	51,233	4,681
Net Increase (Decrease) in Net Assets Resulting from Operations	74,232,577	82,028,483	284,463	78,384	4,984
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,659,547	6,870,442	564,535	206,171	87,147
Transfers between variable and fixed accounts, net	21,230,554	(32,210,554)	917,884	533,731	338,539
Policy maintenance charges	(10,355,432)	(10,841,167)	(218,381)	(58,118)	(19,669)
Policy benefits and terminations	(10,214,031)	(11,369,463)	(13,307)	—	—
Policy loans and loan repayments	(165,014)	(634,780)	4,386	(39,870)	—
Other	154,840	103,301	(821)	(634)	6
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,310,464	(48,082,221)	1,254,296	641,280	406,023
NET INCREASE (DECREASE) IN NET ASSETS	81,543,041	33,946,262	1,538,759	719,664	411,007
NET ASSETS
Beginning of Year or Period	322,375,433	288,429,171	719,664	—	—
End of Year or Period	$403,918,474	$322,375,433	$2,258,423	$719,664	$411,007

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Large-Cap Growth		Large-Cap Value		Large-Cap Value
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	28,391,496	9,100,770	8,182,513	6,043,691	36,985	3,315
Change in net unrealized appreciation (depreciation) on investments	(11,107,286)	14,785,670	27,865,902	1,085,460	110,071	14,588
Net Increase (Decrease) in Net Assets Resulting from Operations	17,284,210	23,886,440	36,048,415	7,129,151	147,056	17,903
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,951,012	2,603,137	3,725,901	4,460,117	186,512	17,560
Transfers between variable and fixed accounts, net	(13,678,589)	3,540,566	1,176,811	1,949,912	1,608,204	133,484
Policy maintenance charges	(3,133,205)	(2,950,449)	(4,119,058)	(3,974,560)	(137,582)	(12,265)
Policy benefits and terminations	(1,972,149)	(2,856,175)	(3,285,954)	(3,333,019)	—	—
Policy loans and loan repayments	(41,512)	(53,371)	(205,774)	(332,402)	1,909	(10,126)
Other	75,094	(24,254)	120,841	112,651	2,071	(1,143)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,799,349)	259,454	(2,587,233)	(1,117,301)	1,661,114	127,510
NET INCREASE (DECREASE) IN NET ASSETS	1,484,861	24,145,894	33,461,182	6,011,850	1,808,170	145,413
NET ASSETS
Beginning of Year	93,758,985	69,613,091	137,101,538	131,089,688	145,690	277
End of Year	$95,243,846	$93,758,985	$170,562,720	$137,101,538	$1,953,860	$145,690

	Main Street Core		Main Street Core		Mid-Cap Equity
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	13,497,781	14,215,048	22,569	(1,204)	21,451,174	11,072,398
Change in net unrealized appreciation (depreciation) on investments	47,021,248	12,745,345	64,414	14,668	3,560,281	23,513,829
Net Increase (Decrease) in Net Assets Resulting from Operations	60,519,029	26,960,393	86,983	13,464	25,011,455	34,586,227
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,586,911	5,854,093	60,016	10,118	4,017,099	4,869,402
Transfers between variable and fixed accounts, net	(6,655,918)	(10,289,527)	596,873	75,817	(15,817,088)	(4,515,602)
Policy maintenance charges	(9,001,149)	(9,094,472)	(66,167)	(6,951)	(4,196,923)	(4,001,297)
Policy benefits and terminations	(6,530,379)	(8,932,028)	—	—	(3,664,927)	(3,265,294)
Policy loans and loan repayments	300,189	376,752	46	—	(79,724)	(164,949)
Other	119,038	(2,162)	(48)	(33)	112,150	103,488
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(16,181,308)	(22,087,344)	590,720	78,951	(19,629,413)	(6,974,252)
NET INCREASE (DECREASE) IN NET ASSETS	44,337,721	4,873,049	677,703	92,415	5,382,042	27,611,975
NET ASSETS
Beginning of Year or Period	223,326,153	218,453,104	92,415	—	159,926,831	132,314,856
End of Year or Period	$267,663,874	$223,326,153	$770,118	$92,415	$165,308,873	$159,926,831

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Mid-Cap Growth		Mid-Cap Growth		Mid-Cap Value
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,688,934	29,476,374	29,918	2,132	1,377,839	506,966
Change in net unrealized appreciation (depreciation) on investments	156,603	5,097,922	28,001	11,068	2,944,904	682,289
Net Increase (Decrease) in Net Assets Resulting from Operations	14,845,537	34,574,296	57,919	13,200	4,322,743	1,189,255
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,752,933	2,759,617	173,394	45,064	981,129	951,536
Transfers between variable and fixed accounts, net	20,076,871	(15,066,490)	363,358	81,748	(5,936)	444,605
Policy maintenance charges	(2,914,732)	(2,760,038)	(93,626)	(9,452)	(648,754)	(639,309)
Policy benefits and terminations	(2,170,110)	(2,148,975)	(46,758)	—	(322,078)	(210,555)
Policy loans and loan repayments	97,126	(208,953)	1,288	(6,750)	46,547	51,851
Other	97,395	57,374	425	(950)	21,313	44,412
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	17,939,483	(17,367,465)	398,081	109,660	72,221	642,540
NET INCREASE (DECREASE) IN NET ASSETS	32,785,020	17,206,831	456,000	122,860	4,394,964	1,831,795
NET ASSETS
Beginning of Year or Period	100,338,327	83,131,496	122,860	—	15,873,340	14,041,545
End of Year or Period	$133,123,347	$100,338,327	$578,860	$122,860	$20,268,304	$15,873,340

	Mid-Cap Value		Small-Cap Equity		Small-Cap Equity
	Class P		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	9,296	1,069	3,272,609	235,082	26,365	(1,751)
Change in net unrealized appreciation (depreciation) on investments	9,100	5,326	3,886,763	1,324,537	25,652	47,959
Net Increase (Decrease) in Net Assets Resulting from Operations	18,396	6,395	7,159,372	1,559,619	52,017	46,208
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,999	12,424	1,119,726	1,483,295	66,504	9,358
Transfers between variable and fixed accounts, net	45,577	30,264	(666,718)	343,744	355,336	116,834
Policy maintenance charges	(12,041)	(3,985)	(1,039,886)	(903,684)	(47,602)	(12,829)
Policy benefits and terminations	—	—	(436,832)	(508,226)	(654)	—
Policy loans and loan repayments	45	—	125,702	130,099	—	—
Other	(31)	(179)	29,452	40,836	(169)	(273)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	64,549	38,524	(868,556)	586,064	373,415	113,090
NET INCREASE (DECREASE) IN NET ASSETS	82,945	44,919	6,290,816	2,145,683	425,432	159,298
NET ASSETS
Beginning of Year or Period	45,172	253	27,410,364	25,264,681	159,298	—
End of Year or Period	$128,117	$45,172	$33,701,180	$27,410,364	$584,730	$159,298

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Small-Cap Growth		Small-Cap Index		Small-Cap Index
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,366,582	1,372,554	40,345,543	19,563,419	218,321	(1,869)
Change in net unrealized appreciation (depreciation) on investments	(682,556)	11,494,839	(4,838,060)	23,563,757	(125,292)	139,791
Net Increase (Decrease) in Net Assets Resulting from Operations	684,026	12,867,393	35,507,483	43,127,176	93,029	137,922
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	6,281,899	7,465,445	1,237,085	69,716
Transfers between variable and fixed accounts, net	(603,786)	(623,465)	(6,257,476)	(13,862,738)	5,208,547	432,228
Policy maintenance charges	(814,873)	(798,647)	(8,322,374)	(7,951,548)	(526,069)	(47,977)
Policy benefits and terminations	(393,810)	(786,830)	(5,983,157)	(5,491,203)	(67,965)	—
Policy loans and loan repayments	(77,624)	(288,808)	94,007	(486,363)	(67,923)	(938)
Other	4,474	(11,265)	167,082	54,954	363	3,316
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,885,619)	(2,509,015)	(14,020,019)	(20,271,453)	5,784,038	456,345
NET INCREASE (DECREASE) IN NET ASSETS	(1,201,593)	10,358,378	21,487,464	22,855,723	5,877,067	594,267
NET ASSETS
Beginning of Year	34,983,226	24,624,848	258,077,471	235,221,748	594,521	254
End of Year	$33,781,633	$34,983,226	$279,564,935	$258,077,471	$6,471,588	$594,521

	Small-Cap Value		Small-Cap Value		Value
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	6,896,062	3,320,881	37,543	1,921	2,032,183	1,672,370
Change in net unrealized appreciation (depreciation) on investments	18,152,946	(316,194)	11,834	26,090	10,737,331	(5,814,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,049,008	3,004,687	49,377	28,011	12,769,514	(4,142,338)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,670,384	2,851,790	80,606	27,868	3,599,471	3,699,819
Transfers between variable and fixed accounts, net	466,265	150,773	194,136	67,071	(1,115,279)	93,864
Policy maintenance charges	(2,279,077)	(1,879,913)	(45,346)	(16,488)	(2,546,235)	(2,591,918)
Policy benefits and terminations	(1,694,724)	(1,868,412)	—	—	(1,484,717)	(1,185,693)
Policy loans and loan repayments	210,317	202,961	(1,387)	77	(73,723)	(213,938)
Other	71,054	32,224	(55)	(493)	75,198	55,684
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(555,781)	(510,577)	227,954	78,035	(1,545,285)	(142,182)
NET INCREASE (DECREASE) IN NET ASSETS	24,493,227	2,494,110	277,331	106,046	11,224,229	(4,284,520)
NET ASSETS
Beginning of Year	70,537,176	68,043,066	107,321	1,275	58,984,616	63,269,136
End of Year	$95,030,403	$70,537,176	$384,652	$107,321	$70,208,845	$58,984,616

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Value		Value Advantage		Value Advantage
	Class P (1)		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	6,755	1,868	605,212	167,443	16,268	2,741
Change in net unrealized appreciation (depreciation) on investments	12,100	5,418	1,885,613	75,767	47,938	24,259
Net Increase (Decrease) in Net Assets Resulting from Operations	18,855	7,286	2,490,825	243,210	64,206	27,000
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56,306	4,784	478,780	465,758	70,029	56,258
Transfers between variable and fixed accounts, net	39,222	55,071	5,156,976	382,949	123,020	126,465
Policy maintenance charges	(30,379)	(7,353)	(280,136)	(230,105)	(54,088)	(14,577)
Policy benefits and terminations	—	—	(75,617)	(52,371)	—	—
Policy loans and loan repayments	—	—	7,097	(34,949)	788	(4,956)
Other	8	(561)	2,900	37,672	86	2,868
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	65,157	51,941	5,290,000	568,954	139,835	166,058
NET INCREASE (DECREASE) IN NET ASSETS	84,012	59,227	7,780,825	812,164	204,041	193,058
NET ASSETS
Beginning of Year or Period	59,227	—	6,437,851	5,625,687	193,058	—
End of Year or Period	$143,239	$59,227	$14,218,676	$6,437,851	$397,099	$193,058

	Emerging Markets		Emerging Markets		International Large-Cap
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,441,547	7,249,764	44,217	(8,254)	17,078,496	5,303,527
Change in net unrealized appreciation (depreciation) on investments	(20,216,842)	20,415,431	(165,847)	52,319	18,087,838	17,219,766
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,775,295)	27,665,195	(121,630)	44,065	35,166,334	22,523,293
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,842,304	6,379,385	219,697	70,025	8,185,133	8,594,272
Transfers between variable and fixed accounts, net	7,012,159	(11,078,819)	1,107,799	177,932	(15,511,344)	2,364,412
Policy maintenance charges	(4,877,940)	(5,258,761)	(124,451)	(23,046)	(6,811,378)	(6,913,280)
Policy benefits and terminations	(3,625,955)	(3,859,444)	—	—	(4,114,655)	(4,642,986)
Policy loans and loan repayments	(589,267)	(44,632)	(1,258)	—	(134,607)	225,125
Other	134,042	112,252	520	2,844	232,374	179,863
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,895,343	(13,750,019)	1,202,307	227,755	(18,154,477)	(192,594)
NET INCREASE (DECREASE) IN NET ASSETS	(10,879,952)	13,915,176	1,080,677	271,820	17,011,857	22,330,699
NET ASSETS
Beginning of Year	187,390,846	173,475,670	275,214	3,394	238,444,383	216,113,684
End of Year	$176,510,894	$187,390,846	$1,355,891	$275,214	$255,456,240	$238,444,383

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	International Large-Cap		International Small-Cap		International Small-Cap
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	36,103	(2,253)	2,038,363	2,523,575	12,432	(413)
Change in net unrealized appreciation (depreciation) on investments	45,340	29,044	3,447,118	1,326,793	(4,664)	10,301
Net Increase (Decrease) in Net Assets Resulting from Operations	81,443	26,791	5,485,481	3,850,368	7,768	9,888
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	205,245	38,120	1,409,543	1,837,541	68,301	20,054
Transfers between variable and fixed accounts, net	755,757	168,444	(1,747,979)	(8,672,155)	314,029	52,835
Policy maintenance charges	(102,764)	(21,553)	(1,098,658)	(1,155,365)	(49,633)	(11,767)
Policy benefits and terminations	—	—	(1,052,357)	(682,401)	(617)	—
Policy loans and loan repayments	(2,003)	92	(4,721)	67,117	72	46
Other	1,134	2,998	25,720	63,377	(725)	(132)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	857,369	188,101	(2,468,452)	(8,541,886)	331,427	61,036
NET INCREASE (DECREASE) IN NET ASSETS	938,812	214,892	3,017,029	(4,691,518)	339,195	70,924
NET ASSETS
Beginning of Year	223,134	8,242	39,429,037	44,120,555	73,560	2,636
End of Year	$1,161,946	$223,134	$42,446,066	$39,429,037	$412,755	$73,560

	International Value		Health Sciences		Health Sciences
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,056,773	319,124	3,949,042	5,838,057	16,358	2,481
Change in net unrealized appreciation (depreciation) on investments	23,108,514	(8,763,756)	7,135,319	8,359,917	77,680	27,102
Net Increase (Decrease) in Net Assets Resulting from Operations	25,165,287	(8,444,632)	11,084,361	14,197,974	94,038	29,583
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,699,408	6,893,136	2,747,347	3,250,038	272,465	107,172
Transfers between variable and fixed accounts, net	(2,112,712)	1,040,714	1,150,894	(1,172,700)	746,744	367,882
Policy maintenance charges	(5,257,789)	(5,152,777)	(2,541,172)	(2,820,225)	(145,243)	(23,626)
Policy benefits and terminations	(3,370,588)	(4,112,078)	(1,900,861)	(2,138,701)	(28,853)	—
Policy loans and loan repayments	(75,563)	316,950	(507,289)	(511,547)	46	—
Other	144,047	35,438	73,163	51,666	(219)	(22)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,973,197)	(978,617)	(977,918)	(3,341,469)	844,940	451,406
NET INCREASE (DECREASE) IN NET ASSETS	20,192,090	(9,423,249)	10,106,443	10,856,505	938,978	480,989
NET ASSETS
Beginning of Year or Period	124,416,910	133,840,159	90,203,729	79,347,224	480,989	—
End of Year or Period	$144,609,000	$124,416,910	$100,310,172	$90,203,729	$1,419,967	$480,989

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Real Estate		Real Estate		Technology
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,320,975	5,795,080	3,170	118	7,767,127	4,172,785
Change in net unrealized appreciation (depreciation) on investments	30,355,243	(8,768,310)	6,157	2,030	(1,427,047)	11,486,585
Net Increase (Decrease) in Net Assets Resulting from Operations	33,676,218	(2,973,230)	9,327	2,148	6,340,080	15,659,370
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,076,231	3,414,632	5,000	4,308	1,522,417	2,054,004
Transfers between variable and fixed accounts, net	66,618	(5,069,951)	12,417	20,092	(6,845,627)	7,133,322
Policy maintenance charges	(2,907,658)	(2,932,738)	(7,720)	(2,901)	(1,285,549)	(1,275,200)
Policy benefits and terminations	(1,928,185)	(2,102,722)	—	(2,130)	(742,007)	(716,288)
Policy loans and loan repayments	(187,601)	145,926	—	—	(367,028)	(549,847)
Other	76,215	82,375	64	93	3,236	31,509
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,804,380)	(6,462,478)	9,761	19,462	(7,714,558)	6,677,500
NET INCREASE (DECREASE) IN NET ASSETS	31,871,838	(9,435,708)	19,088	21,610	(1,374,478)	22,336,870
NET ASSETS
Beginning of Year or Period	83,446,833	92,882,541	21,610	—	53,209,091	30,872,221
End of Year or Period	$115,318,671	$83,446,833	$40,698	$21,610	$51,834,613	$53,209,091

	Technology		ESG Diversified	PSF DFA
	Class P		Class P (2)	Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	24,584	7,548	9	643,025	71,567
Change in net unrealized appreciation (depreciation) on investments	59,060	28,775	46	653,910	788,571
Net Increase (Decrease) in Net Assets Resulting from Operations	83,644	36,323	55	1,296,935	860,138
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	307,858	158,316	964	1,262,000	1,435,957
Transfers between variable and fixed accounts, net	563,790	291,880	5,990	(675,643)	(10,013)
Policy maintenance charges	(155,716)	(36,360)	(560)	(802,781)	(731,427)
Policy benefits and terminations	(35,493)	—	—	(43,353)	(85,150)
Policy loans and loan repayments	(3,107)	(3,375)	—	(9,582)	12,729
Other	(2,507)	(803)	55	4,923	(317)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	674,825	409,658	6,449	(264,436)	621,779
NET INCREASE (DECREASE) IN NET ASSETS	758,469	445,981	6,504	1,032,499	1,481,917
NET ASSETS
Beginning of Year or Period	448,532	2,551	—	10,558,160	9,076,243
End of Year or Period	$1,207,001	$448,532	$6,504	$11,590,659	$10,558,160

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	PSF DFA		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P (1)		Conservative Growth Class I		Conservative Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	7,244	913	400,261	203,440	57,479	7,644
Change in net unrealized appreciation (depreciation) on investments	7,309	6,189	601,343	1,439,444	16,336	48,740
Net Increase (Decrease) in Net Assets Resulting from Operations	14,553	7,102	1,001,604	1,642,884	73,815	56,384
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	72,913	24,372	1,049,511	1,221,720	459,939	8,370
Transfers between variable and fixed accounts, net	160,315	57,189	785,882	1,572,701	2,219,725	504,335
Policy maintenance charges	(51,286)	(15,574)	(929,893)	(909,429)	(240,469)	(69,938)
Policy benefits and terminations	—	—	(79,189)	(437,098)	—	—
Policy loans and loan repayments	—	—	(32,153)	24,524	(89,097)	—
Other	5	47	13,034	7,173	(1,403)	1,011
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	181,947	66,034	807,192	1,479,591	2,348,695	443,778
NET INCREASE (DECREASE) IN NET ASSETS	196,500	73,136	1,808,796	3,122,475	2,422,510	500,162
NET ASSETS
Beginning of Year or Period	73,136	—	15,366,499	12,244,024	500,162	—
End of Year or Period	$269,636	$73,136	$17,175,295	$15,366,499	$2,922,672	$500,162

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,368,705	2,255,775	329,584	17,112	3,287,117	2,232,200
Change in net unrealized appreciation (depreciation) on investments	6,069,615	6,515,040	273,862	107,966	11,509,687	11,678,426
Net Increase (Decrease) in Net Assets Resulting from Operations	7,438,320	8,770,815	603,446	125,078	14,796,804	13,910,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,360,432	5,887,239	4,541,548	266,521	13,251,973	14,391,143
Transfers between variable and fixed accounts, net	1,191,487	(657,084)	17,921,775	718,799	(3,816,827)	(1,341,568)
Policy maintenance charges	(4,538,391)	(4,707,816)	(1,480,075)	(111,173)	(5,836,023)	(5,834,763)
Policy benefits and terminations	(1,125,365)	(4,334,996)	(16,035)	—	(1,065,046)	(1,886,322)
Policy loans and loan repayments	(20,481)	(25,762)	(731,144)	—	(161,942)	(386,440)
Other	56,964	106,329	6,785	3,191	52,239	28,291
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	924,646	(3,732,090)	20,242,854	877,338	2,424,374	4,970,341
NET INCREASE (DECREASE) IN NET ASSETS	8,362,966	5,038,725	20,846,300	1,002,416	17,221,178	18,880,967
NET ASSETS
Beginning of Year	70,042,996	65,004,271	1,049,750	47,334	103,751,133	84,870,166
End of Year	$78,405,962	$70,042,996	$21,896,050	$1,049,750	$120,972,311	$103,751,133

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Pacific Dynamix -		Portfolio Optimization		Portfolio Optimization
	Growth Class P (1)		Conservative Class I		Conservative Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	637,688	4,433	727,880	516,165	110	19
Change in net unrealized appreciation (depreciation) on investments	272,797	675,034	(380,735)	759,135	136	137
Net Increase (Decrease) in Net Assets Resulting from Operations	910,485	679,467	347,145	1,275,300	246	156
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,818,821	204,374	837,491	995,260	6,673	721
Transfers between variable and fixed accounts, net	12,372,849	2,404,086	(475,717)	534,507	45,302	6,483
Policy maintenance charges	(1,583,976)	(305,408)	(1,201,374)	(1,248,542)	(3,251)	(703)
Policy benefits and terminations	(24,242)	—	(1,202,409)	(930,007)	—	—
Policy loans and loan repayments	(109,921)	—	138,530	350,396	—	—
Other	6,457	5,268	20,295	16,436	(2)	—
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	13,479,988	2,308,320	(1,883,184)	(281,950)	48,722	6,501
NET INCREASE (DECREASE) IN NET ASSETS	14,390,473	2,987,787	(1,536,039)	993,350	48,968	6,657
NET ASSETS
Beginning of Year or Period	2,987,787	—	17,437,289	16,443,939	6,657	—
End of Year or Period	$17,378,260	$2,987,787	$15,901,250	$17,437,289	$55,625	$6,657

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate-Conservative Class P (1)		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,555,381	1,889,336	982	9	6,860,901	9,882,894
Change in net unrealized appreciation (depreciation) on investments	1,771,376	2,738,109	232	1,372	15,947,875	17,339,554
Net Increase (Decrease) in Net Assets Resulting from Operations	3,326,757	4,627,445	1,214	1,381	22,808,776	27,222,448
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,835,010	2,405,657	3,859	181	10,078,437	11,191,772
Transfers between variable and fixed accounts, net	(296,560)	(2,491,633)	5,261	16,535	468,853	(3,462,766)
Policy maintenance charges	(2,010,188)	(2,100,494)	(8,028)	(1,997)	(11,371,599)	(12,180,495)
Policy benefits and terminations	(1,599,768)	(1,940,945)	—	—	(7,876,318)	(13,549,828)
Policy loans and loan repayments	(129,164)	(240,781)	—	—	307,708	283,571
Other	50,167	58,663	10	—	287,478	242,559
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,150,503)	(4,309,533)	1,102	14,719	(8,105,441)	(17,475,187)
NET INCREASE (DECREASE) IN NET ASSETS	1,176,254	317,912	2,316	16,100	14,703,335	9,747,261
NET ASSETS
Beginning of Year or Period	54,135,722	53,817,810	16,100	—	251,587,848	241,840,587
End of Year or Period	$55,311,976	$54,135,722	$18,416	$16,100	$266,291,183	$251,587,848

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class P (1)		Growth Class I		Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	9,432	1	9,293,937	10,244,430	34,884	477
Change in net unrealized appreciation (depreciation) on investments	21,318	14,136	40,431,524	32,535,669	125,872	96,860
Net Increase (Decrease) in Net Assets Resulting from Operations	30,750	14,137	49,725,461	42,780,099	160,756	97,337
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,913	7,036	16,790,451	17,381,088	569,344	46,919
Transfers between variable and fixed accounts, net	218,444	248,129	(3,883,402)	(8,692,137)	639,238	888,335
Policy maintenance charges	(74,327)	(8,879)	(11,927,444)	(12,284,932)	(164,611)	(43,355)
Policy benefits and terminations	—	—	(10,855,527)	(8,259,878)	—	—
Policy loans and loan repayments	—	—	834,416	(154,666)	(109,626)	—
Other	(10)	110	506,410	448,892	(785)	(3)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	171,020	246,396	(8,535,096)	(11,561,633)	933,560	891,896
NET INCREASE (DECREASE) IN NET ASSETS	201,770	260,533	41,190,365	31,218,466	1,094,316	989,233
NET ASSETS
Beginning of Year or Period	260,533	—	382,080,784	350,862,318	989,233	—
End of Year or Period	$462,303	$260,533	$423,271,149	$382,080,784	$2,083,549	$989,233

	Portfolio Optimization		Portfolio Optimization		Invesco V.I.
	Aggressive-Growth Class I		Aggressive-Growth Class P (1)		Global Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$831
Realized gain (loss) on investments	7,171,743	5,055,659	19,813	19,321	72,492	9,428
Change in net unrealized appreciation (depreciation) on investments	21,857,029	15,832,573	65,436	39,297	(4,826)	22,925
Net Increase (Decrease) in Net Assets Resulting from Operations	29,028,772	20,888,232	85,249	58,618	67,666	33,184
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,664,292	9,840,467	313,906	59,505	155,756	21,102
Transfers between variable and fixed accounts, net	(2,958,816)	(6,178,358)	205,425	282,322	919,578	225,847
Policy maintenance charges	(5,513,891)	(5,770,829)	(117,246)	(48,986)	(134,396)	(28,927)
Policy benefits and terminations	(7,623,394)	(2,624,841)	—	—	(1,555)	—
Policy loans and loan repayments	(827,030)	26,028	46	—	—	—
Other	246,086	157,548	(198)	(1,543)	916	(769)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,012,753)	(4,549,985)	401,933	291,298	940,299	217,253
NET INCREASE (DECREASE) IN NET ASSETS	21,016,019	16,338,247	487,182	349,916	1,007,965	250,437
NET ASSETS
Beginning of Year or Period	187,292,082	170,953,835	349,916	—	250,437	—
End of Year or Period	$208,308,101	$187,292,082	$837,098	$349,916	$1,258,402	$250,437

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Invesco V.I.		Invesco V.I. International		Invesco V.I. International
	Global Series II		Growth Series I		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$57,433	$8,458	$2,736	$375,109	$620,480
Realized gain (loss) on investments	1,422,609	465,407	52,212	10,757	3,374,384	802,840
Change in net unrealized appreciation (depreciation) on investments	1,244,765	2,878,821	(38,121)	13,318	(1,848,093)	2,350,714
Net Increase (Decrease) in Net Assets Resulting from Operations	2,667,374	3,401,661	22,549	26,811	1,901,400	3,774,034
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	881,235	785,060	107,232	54,531	1,581,482	1,720,832
Transfers between variable and fixed accounts, net	1,156,470	(260,307)	507,530	194,140	(712,697)	(300,736)
Policy maintenance charges	(579,621)	(538,523)	(83,265)	(18,703)	(1,227,376)	(1,301,726)
Policy benefits and terminations	(277,460)	(261,262)	(29,575)	—	(493,206)	(1,369,203)
Policy loans and loan repayments	(83,893)	798	1,245	(6,750)	(341,591)	(20,449)
Other	13,390	20,191	676	(421)	40,611	45,311
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,110,121	(254,043)	503,843	222,797	(1,152,777)	(1,225,971)
NET INCREASE (DECREASE) IN NET ASSETS	3,777,495	3,147,618	526,392	249,608	748,623	2,548,063
NET ASSETS
Beginning of Year	17,064,953	13,917,335	251,734	2,126	34,331,022	31,782,959
End of Year	$20,842,448	$17,064,953	$778,126	$251,734	$35,079,645	$34,331,022

	Invesco V.I. Main Street		American Century		American Century
	Small Cap Series I		VP Mid Cap Value Class I		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,342	$13,599	$6,554	$1,598	$410,124	$524,955
Realized gain (loss) on investments	434,007	26,356	16,468	(3,166)	588,628	(477,647)
Change in net unrealized appreciation (depreciation) on investments	371,108	536,477	52,483	16,078	7,065,858	420,241
Net Increase (Decrease) in Net Assets Resulting from Operations	824,457	576,432	75,505	14,510	8,064,610	467,549
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	398,986	144,640	193,295	35,879	1,733,925	1,826,894
Transfers between variable and fixed accounts, net	1,814,043	1,751,234	375,782	150,452	(2,145,153)	1,062,741
Policy maintenance charges	(244,025)	(117,885)	(112,132)	(31,065)	(1,305,288)	(1,251,814)
Policy benefits and terminations	(28,123)	(1,346)	—	—	(668,215)	(879,076)
Policy loans and loan repayments	(8,164)	(4,743)	90	78	(229,607)	135,243
Other	4,778	3,780	25	76	33,331	27,262
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,937,495	1,775,680	457,060	155,420	(2,581,007)	921,250
NET INCREASE (DECREASE) IN NET ASSETS	2,761,952	2,352,112	532,565	169,930	5,483,603	1,388,799
NET ASSETS
Beginning of Year	3,242,332	890,220	171,630	1,700	36,117,545	34,728,746
End of Year	$6,004,284	$3,242,332	$704,195	$171,630	$41,601,148	$36,117,545

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	American Funds IS Asset		American Funds IS Asset		American Funds IS
	Allocation Class 2		Allocation Class 4		Growth Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$107,414	$37,378	$1,340,640	$1,149,460	$10,081	$1,602
Realized gain (loss) on investments	412,988	14,487	4,419,400	959,263	644,815	53,904
Change in net unrealized appreciation (depreciation) on investments	248,518	320,676	7,449,193	7,380,678	11,111	234,661
Net Increase (Decrease) in Net Assets Resulting from Operations	768,920	372,541	13,209,233	9,489,401	666,007	290,167
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,505,286	272,794	6,297,278	6,455,053	1,415,435	269,213
Transfers between variable and fixed accounts, net	2,940,663	2,910,499	4,418,436	2,034,292	4,059,904	1,007,711
Policy maintenance charges	(1,028,489)	(375,352)	(4,098,802)	(4,093,281)	(758,188)	(130,264)
Policy benefits and terminations	(55,970)	—	(2,711,785)	(1,190,150)	(85,163)	(10,414)
Policy loans and loan repayments	(15,772)	(4,957)	(211,627)	(314,147)	(300,656)	(289)
Other	4,411	6,307	67,436	55,743	5,003	2,448
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,350,129	2,809,291	3,760,936	2,947,510	4,336,335	1,138,405
NET INCREASE (DECREASE) IN NET ASSETS	5,119,049	3,181,832	16,970,169	12,436,911	5,002,342	1,428,572
NET ASSETS
Beginning of Year	3,200,086	18,254	87,599,605	75,162,694	1,441,354	12,782
End of Year	$8,319,135	$3,200,086	$104,569,774	$87,599,605	$6,443,696	$1,441,354

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 2		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$89,876	$217,837	$30,791	$8,510	$1,176,008	$1,133,515
Realized gain (loss) on investments	23,879,704	4,715,768	79,998	10,551	2,811,583	2,866,416
Change in net unrealized appreciation (depreciation) on investments	5,790,927	42,181,123	309,070	96,079	21,918,737	8,566,834
Net Increase (Decrease) in Net Assets Resulting from Operations	29,760,507	47,114,728	419,859	115,140	25,906,328	12,566,765
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,593,808	4,761,535	600,284	113,028	4,392,473	5,248,953
Transfers between variable and fixed accounts, net	7,289,563	(2,882,324)	2,595,468	813,907	(1,007,511)	(3,826,368)
Policy maintenance charges	(4,425,394)	(4,042,526)	(423,959)	(100,410)	(4,299,621)	(4,280,146)
Policy benefits and terminations	(2,420,412)	(1,330,503)	(667)	(7,166)	(1,830,539)	(2,037,502)
Policy loans and loan repayments	(475,723)	(375,542)	(40,434)	104	(151,860)	(528,655)
Other	101,209	73,157	3,254	561	91,713	79,667
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,663,051	(3,796,203)	2,733,946	820,024	(2,805,345)	(5,344,051)
NET INCREASE (DECREASE) IN NET ASSETS	34,423,558	43,318,525	3,153,805	935,164	23,100,983	7,222,714
NET ASSETS
Beginning of Year	136,790,246	93,471,721	938,359	3,195	109,722,745	102,500,031
End of Year	$171,213,804	$136,790,246	$4,092,164	$938,359	$132,823,728	$109,722,745

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	American Funds IS American		American Funds IS		American Funds IS
	High-Income Trust Class 2 (1)		International Class 2 (1)		New World Fund Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,325	$6,128	$30,761	$1,708	$7,403	$62
Realized gain (loss) on investments	6,364	2,879	51,806	6,131	50,428	9,556
Change in net unrealized appreciation (depreciation) on investments	(11,330)	836	(116,628)	70,571	(54,797)	42,180
Net Increase (Decrease) in Net Assets Resulting from Operations	15,359	9,843	(34,061)	78,410	3,034	51,798
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	43,124	4,415	204,117	19,723	204,622	32,791
Transfers between variable and fixed accounts, net	485,458	95,983	960,932	313,966	987,403	230,863
Policy maintenance charges	(70,829)	(16,048)	(159,965)	(47,901)	(171,917)	(44,225)
Policy benefits and terminations	—	—	(1,163)	—	(643)	(4,993)
Policy loans and loan repayments	—	—	—	—	778	(4,955)
Other	(239)	79	(1,960)	853	(844)	(219)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	457,514	84,429	1,001,961	286,641	1,019,399	209,262
NET INCREASE (DECREASE) IN NET ASSETS	472,873	94,272	967,900	365,051	1,022,433	261,060
NET ASSETS
Beginning of Year or Period	94,272	—	365,051	—	261,060	—
End of Year or Period	$567,145	$94,272	$1,332,951	$365,051	$1,283,493	$261,060

	BlackRock 60/40 Target		BlackRock Basic Value		BlackRock Global Allocation
	Allocation ETF V.I. Class I		V.I. Class III		V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$309,247	$137,285	$276,278	$377,328	$12,079	$5,534
Realized gain (loss) on investments	1,530,094	127,138	3,760,738	306,076	237,738	32,163
Change in net unrealized appreciation (depreciation) on investments	(416,647)	755,838	516,908	(32,141)	(210,021)	28,980
Net Increase (Decrease) in Net Assets Resulting from Operations	1,422,694	1,020,261	4,553,924	651,263	39,796	66,677
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,956,084	846,846	786,402	766,987	192,557	28,939
Transfers between variable and fixed accounts, net	5,002,209	5,810,278	(115,186)	260,045	1,100,751	422,281
Policy maintenance charges	(1,480,958)	(839,944)	(675,249)	(652,404)	(173,754)	(36,915)
Policy benefits and terminations	(118,884)	(26,668)	(456,145)	(188,456)	(1,226)	—
Policy loans and loan repayments	7,453	(53,422)	(155,370)	(160,065)	(4,047)	—
Other	5,531	(622)	29,117	25,678	(454)	2,596
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,371,435	5,736,468	(586,431)	51,785	1,113,827	416,901
NET INCREASE (DECREASE) IN NET ASSETS	6,794,129	6,756,729	3,967,493	703,048	1,153,623	483,578
NET ASSETS
Beginning of Year or Period	10,045,689	3,288,960	21,351,585	20,648,537	483,578	—
End of Year or Period	$16,839,818	$10,045,689	$25,319,078	$21,351,585	$1,637,201	$483,578

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	BlackRock Global Allocation		BNY Mellon VIF		DFA VA
	V.I. Class III		Appreciation Service Shares		International Small (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$642,292	$845,590	$3,843	$7,876	$34,870
Realized gain (loss) on investments	13,376,537	4,122,221	264,889	105,027	44,687
Change in net unrealized appreciation (depreciation) on investments	(9,292,116)	7,607,917	222,171	287,997	(51,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,726,713	12,575,728	490,903	400,900	27,675
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,576,206	3,822,366	38,326	48,496	422,124
Transfers between variable and fixed accounts, net	1,807,178	(1,569,686)	1,175,804	195,216	1,093,624
Policy maintenance charges	(3,140,004)	(3,277,572)	(47,020)	(39,679)	(85,466)
Policy benefits and terminations	(1,274,134)	(1,332,929)	(4,982)	(22,029)	—
Policy loans and loan repayments	(705,839)	49,365	(4,499)	(2,939)	(2,219)
Other	82,611	96,883	1,500	1,128	3,191
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	346,018	(2,211,573)	1,159,129	180,193	1,431,254
NET INCREASE (DECREASE) IN NET ASSETS	5,072,731	10,364,155	1,650,032	581,093	1,458,929
NET ASSETS
Beginning of Year or Period	74,136,590	63,772,435	1,742,139	1,161,046	—
End of Year or Period	$79,209,321	$74,136,590	$3,392,171	$1,742,139	$1,458,929

	DFA VA		DFA VA Short-Term	DFA VA
	International Value		Fixed (1)	US Large Value (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,198	$1,827	$59	$21,190	$4,861
Realized gain (loss) on investments	8,312	4,015	(68)	43,665	(775)
Change in net unrealized appreciation (depreciation) on investments	(17,464)	9,718	(1,737)	52,789	29,667
Net Increase (Decrease) in Net Assets Resulting from Operations	15,046	15,560	(1,746)	117,644	33,753
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	94,457	10,236	270,588	154,226	17,154
Transfers between variable and fixed accounts, net	480,800	67,613	832,474	945,388	217,415
Policy maintenance charges	(52,889)	(9,316)	(142,452)	(85,862)	(14,813)
Policy benefits and terminations	—	—	(604)	(883)	—
Policy loans and loan repayments	—	—	(20,178)	—	—
Other	(209)	811	(19)	2,105	426
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	522,159	69,344	939,809	1,014,974	220,182
NET INCREASE (DECREASE) IN NET ASSETS	537,205	84,904	938,063	1,132,618	253,935
NET ASSETS
Beginning of Year or Period	85,032	128	—	253,935	—
End of Year or Period	$622,237	$85,032	$938,063	$1,386,553	$253,935

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	DFA VA		Fidelity VIP Bond Index		Fidelity VIP Bond Index
	US Targeted Value (1)		Investor Class (2)		Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,525	$714	$15,470		$9,272	$2,469
Realized gain (loss) on investments	88,315	1,148	1,165		(2,280)	1,505
Change in net unrealized appreciation (depreciation) on investments	(6,033)	8,723	(23,342)		(20,009)	(545)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,807	10,585	(6,707)		(13,017)	3,429
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	84,332	7,744	1,191,687		160,288	38,847
Transfers between variable and fixed accounts, net	717,060	118,029	1,861,158		943,049	253,576
Policy maintenance charges	(90,867)	(2,709)	(170,592)		(112,444)	(24,056)
Policy benefits and terminations	—	—	—		(1,254)	—
Policy loans and loan repayments	101	—	(60,533)		—	—
Other	73	(154)	64		(137)	7
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	710,699	122,910	2,821,784		989,502	268,374
NET INCREASE (DECREASE) IN NET ASSETS	805,506	133,495	2,815,077		976,485	271,803
NET ASSETS
Beginning of Year or Period	133,495	—	—		271,803	—
End of Year or Period	$939,001	$133,495	$2,815,077		$1,248,288	$271,803

	Fidelity VIP Contrafund		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Initial Class		Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$224	$312	$21,466	$51,764	$19,731	$18,329
Realized gain (loss) on investments	105,233	2,284	13,415,397	2,638,270	154,525	120,387
Change in net unrealized appreciation (depreciation) on investments	27,307	47,033	6,194,699	15,185,384	(71,419)	96,181
Net Increase (Decrease) in Net Assets Resulting from Operations	132,764	49,629	19,631,562	17,875,418	102,837	234,897
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	226,142	37,845	2,485,063	2,658,784	110,473	41,269
Transfers between variable and fixed accounts, net	322,942	234,111	(1,860,137)	(3,507,740)	82,064	137,172
Policy maintenance charges	(123,119)	(34,789)	(2,246,586)	(2,412,610)	(74,363)	(70,676)
Policy benefits and terminations	(7,518)	—	(1,440,094)	(1,493,566)	(39,410)	(70,342)
Policy loans and loan repayments	—	—	(385,182)	6,113	4,685	3,364
Other	645	(164)	59,557	36,884	511	800
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	419,092	237,003	(3,387,379)	(4,712,135)	83,960	41,587
NET INCREASE (DECREASE) IN NET ASSETS	551,856	286,632	16,244,183	13,163,283	186,797	276,484
NET ASSETS
Beginning of Year	293,026	6,394	75,408,138	62,244,855	1,854,381	1,577,897
End of Year	$844,882	$293,026	$91,652,321	$75,408,138	$2,041,178	$1,854,381

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,389	$26,197	$57,896	$67,933	$54
Realized gain (loss) on investments	134,135	122,766	521,348	587,367	63
Change in net unrealized appreciation (depreciation) on investments	39,370	183,213	22,156	181,797	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	197,894	332,176	601,400	837,097	63
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	103,552	110,623	176,471	200,457	7,979
Transfers between variable and fixed accounts, net	(26,727)	211,452	1,218,530	(1,251,819)	12,848
Policy maintenance charges	(100,920)	(103,149)	(240,642)	(269,450)	(202)
Policy benefits and terminations	(3,601)	(226,403)	(1,754,645)	(493,368)	—
Policy loans and loan repayments	(300)	192	(117,085)	(35,469)	—
Other	4,273	(1,012)	(55,921)	4,063	45
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(23,723)	(8,297)	(773,292)	(1,845,586)	20,670
NET INCREASE (DECREASE) IN NET ASSETS	174,171	323,879	(171,892)	(1,008,489)	20,733
NET ASSETS
Beginning of Year or Period	2,726,252	2,402,373	7,068,269	8,076,758	—
End of Year or Period	$2,900,423	$2,726,252	$6,896,377	$7,068,269	$20,733

	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2030
	Portfolio Service Class 2		Portfolio Initial Class (2)		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$130,586	$128,881	$2,265	$1,160	$159,011	$131,419
Realized gain (loss) on investments	1,155,632	844,818	6,851	4,320	1,000,379	990,042
Change in net unrealized appreciation (depreciation) on investments	257,015	996,098	8,342	9,024	761,999	999,952
Net Increase (Decrease) in Net Assets Resulting from Operations	1,543,233	1,969,797	17,458	14,504	1,921,389	2,121,413
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,056,688	1,252,331	32,326	—	1,119,676	1,241,664
Transfers between variable and fixed accounts, net	453,760	(226,440)	225,774	95,247	2,011,920	(159,915)
Policy maintenance charges	(744,381)	(747,181)	(7,251)	(5,408)	(737,709)	(723,952)
Policy benefits and terminations	(683,894)	(1,100,494)	—	—	(393,110)	(565,836)
Policy loans and loan repayments	(93,268)	(129,126)	—	—	141,690	(346,109)
Other	11,449	8,774	13	557	15,859	11,716
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	354	(942,136)	250,862	90,396	2,158,326	(542,432)
NET INCREASE (DECREASE) IN NET ASSETS	1,543,587	1,027,661	268,320	104,900	4,079,715	1,578,981
NET ASSETS
Beginning of Year or Period	14,368,350	13,340,689	104,900	—	15,002,539	13,423,558
End of Year or Period	$15,911,937	$14,368,350	$373,220	$104,900	$19,082,254	$15,002,539

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Portfolio Initial Class (1)		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,023	$1,444	$122,320	$107,034	$7,854	$649
Realized gain (loss) on investments	23,825	1,990	1,116,349	837,373	27,964	1,737
Change in net unrealized appreciation (depreciation) on investments	24,442	19,461	908,034	1,172,575	31,690	9,321
Net Increase (Decrease) in Net Assets Resulting from Operations	55,290	22,895	2,146,703	2,116,982	67,508	11,707
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	299,187	27,617	1,516,212	1,770,519	267,006	23,251
Transfers between variable and fixed accounts, net	267,520	171,288	42,738	19,525	755,259	123,281
Policy maintenance charges	(82,437)	(25,097)	(842,805)	(789,674)	(102,715)	(17,031)
Policy benefits and terminations	—	—	(618,196)	(485,695)	—	—
Policy loans and loan repayments	—	—	(98,761)	(23,352)	—	—
Other	(89)	(91)	8,691	8,513	(1,668)	129
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	484,181	173,717	7,879	499,836	917,882	129,630
NET INCREASE (DECREASE) IN NET ASSETS	539,471	196,612	2,154,582	2,616,818	985,390	141,337
NET ASSETS
Beginning of Year or Period	196,612	—	14,136,214	11,519,396	141,337	—
End of Year or Period	$736,083	$196,612	$16,290,796	$14,136,214	$1,126,727	$141,337

	Fidelity VIP Freedom 2045		Fidelity VIP Freedom Income		Fidelity VIP Freedom Income
	Portfolio Service Class 2		Portfolio Initial Class (1)		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$97,941	$82,684	$1,480	$721	$20,867	$27,996
Realized gain (loss) on investments	957,871	745,294	2,964	(2)	87,905	89,622
Change in net unrealized appreciation (depreciation) on investments	1,146,400	1,229,320	(387)	2,067	(31,178)	91,047
Net Increase (Decrease) in Net Assets Resulting from Operations	2,202,212	2,057,298	4,057	2,786	77,594	208,665
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,477,679	1,575,895	52,596	26,329	96,867	70,042
Transfers between variable and fixed accounts, net	251,922	(285,272)	58,593	44,647	(119,232)	1,122,302
Policy maintenance charges	(915,213)	(894,756)	(14,287)	(8,534)	(100,564)	(90,235)
Policy benefits and terminations	(591,990)	(153,586)	—	—	(23,582)	(12,002)
Policy loans and loan repayments	(17,009)	17,058	—	—	(2,412)	(10,857)
Other	9,166	6,136	—	461	2,408	1,245
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	214,555	265,475	96,902	62,903	(146,515)	1,080,495
NET INCREASE (DECREASE) IN NET ASSETS	2,416,767	2,322,773	100,959	65,689	(68,921)	1,289,160
NET ASSETS
Beginning of Year or Period	12,533,196	10,210,423	65,689	—	2,734,872	1,445,712
End of Year or Period	$14,949,963	$12,533,196	$166,648	$65,689	$2,665,951	$2,734,872

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		International Index Investor Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22,640	$529,594	$—	$5,392	$100,823
Realized gain (loss) on investments	—	—	7,419,920	1,809,185	(3,966)
Change in net unrealized appreciation (depreciation) on investments	—	—	(1,383,765)	4,389,392	(101,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,640	529,594	6,036,155	6,203,969	(5,140)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	215,075,990	64,745,443	1,041,399	766,466	617,894
Transfers between variable and fixed accounts, net	(216,439,830)	51,619,231	5,024,080	5,937,318	4,195,498
Policy maintenance charges	(17,664,436)	(17,667,960)	(626,039)	(516,649)	(304,963)
Policy benefits and terminations	(24,059,892)	(25,828,981)	(263,511)	(230,444)	—
Policy loans and loan repayments	(1,216,998)	(252,503)	(303,990)	(138,866)	(66,516)
Other	718,024	581,384	20,283	80,313	3,690
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,587,142)	73,196,614	4,892,222	5,898,138	4,445,603
NET INCREASE (DECREASE) IN NET ASSETS	(43,564,502)	73,726,208	10,928,377	12,102,107	4,440,463
NET ASSETS
Beginning of Year or Period	235,739,053	162,012,845	23,431,734	11,329,627	—
End of Year or Period	$192,174,551	$235,739,053	$34,360,111	$23,431,734	$4,440,463

	Fidelity VIP		Fidelity VIP		Fidelity VIP
	International Index Service Class 2		Mid Cap Initial Class (2)		Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,567	$2,306	$8,574	$1,886	$154,544	$124,243
Realized gain (loss) on investments	15,765	(923)	336,962	11,988	7,652,565	(463,636)
Change in net unrealized appreciation (depreciation) on investments	(19,796)	30,392	(157,416)	128,181	1,398,940	6,151,104
Net Increase (Decrease) in Net Assets Resulting from Operations	15,536	31,775	188,120	142,055	9,206,049	5,811,711
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	88,165	43,234	260,403	70,601	2,050,240	2,286,408
Transfers between variable and fixed accounts, net	683,756	126,770	942,219	387,694	(1,816,994)	364,235
Policy maintenance charges	(108,277)	(14,090)	(183,303)	(44,164)	(1,449,718)	(1,353,564)
Policy benefits and terminations	(2,796)	—	(894)	—	(713,165)	(843,766)
Policy loans and loan repayments	—	—	(42,057)	—	(67,959)	(122,533)
Other	(765)	1,554	499	597	34,405	49,296
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	660,083	157,468	976,867	414,728	(1,963,191)	380,076
NET INCREASE (DECREASE) IN NET ASSETS	675,619	189,243	1,164,987	556,783	7,242,858	6,191,787
NET ASSETS
Beginning of Year or Period	192,121	2,878	556,783	—	37,923,043	31,731,256
End of Year or Period	$867,740	$192,121	$1,721,770	$556,783	$45,165,901	$37,923,043

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Fidelity VIP Total Market Index		Fidelity VIP Total Market Index		Fidelity VIP Value
	Investor Class (1)		Service Class 2 (2)		Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$123,376		$17,052	$2,932	$133,422	$56,127
Realized gain (loss) on investments	202,646		52,519	26,097	1,337,550	(52,152)
Change in net unrealized appreciation (depreciation) on investments	314,074		164,220	10,674	1,062,935	583,468
Net Increase (Decrease) in Net Assets Resulting from Operations	640,096		233,791	39,703	2,533,907	587,443
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,875,785		428,375	137,190	410,314	308,162
Transfers between variable and fixed accounts, net	10,059,338		1,556,721	140,691	2,595,332	224,154
Policy maintenance charges	(1,106,363)		(267,224)	(26,461)	(278,741)	(195,242)
Policy benefits and terminations	—		—	—	(213,755)	(28,464)
Policy loans and loan repayments	(123,571)		7,261	(20,100)	35,026	(82,876)
Other	60,941		210	3,391	10,204	7,750
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,766,130		1,725,343	234,711	2,558,380	233,484
NET INCREASE (DECREASE) IN NET ASSETS	14,406,226		1,959,134	274,414	5,092,287	820,927
NET ASSETS
Beginning of Year or Period	—		274,414	—	6,676,066	5,855,139
End of Year or Period	$14,406,226		$2,233,548	$274,414	$11,768,353	$6,676,066

	Templeton		Templeton		Templeton
	Foreign VIP Class 1 (2)		Foreign VIP Class 2		Global Bond VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,903	$2,332	$452,376	$649,579	$—	$3,528
Realized gain (loss) on investments	9,103	(1,788)	164,553	(362,844)	(5,382)	(1,516)
Change in net unrealized appreciation (depreciation) on investments	(10,551)	20,035	336,887	(268,357)	(685)	(2,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,455	20,579	953,816	18,378	(6,067)	(976)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	91,462	44,221	1,433,911	1,369,122	34,657	24,658
Transfers between variable and fixed accounts, net	230,364	114,166	(848,245)	1,882,807	135,590	84,671
Policy maintenance charges	(61,455)	(21,625)	(1,064,471)	(1,054,310)	(42,599)	(16,154)
Policy benefits and terminations	(417)	—	(131,423)	(148,382)	(146)	—
Policy loans and loan repayments	—	—	(2,217)	(25,533)	53	(656)
Other	(128)	403	68,326	23,600	170	(9)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	259,826	137,165	(544,119)	2,047,304	127,725	92,510
NET INCREASE (DECREASE) IN NET ASSETS	263,281	157,744	409,697	2,065,682	121,658	91,534
NET ASSETS
Beginning of Year or Period	157,744	—	22,770,787	20,705,105	94,414	2,880
End of Year or Period	$421,025	$157,744	$23,180,484	$22,770,787	$216,072	$94,414

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Enterprise Institutional Shares		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,725,690	$547	$22	$93,186	$—
Realized gain (loss) on investments	(751,410)	(2,867,428)	28,962	1,824	5,642,887	4,135,352
Change in net unrealized appreciation (depreciation) on investments	(647,148)	(1,927,652)	(1,188)	12,694	213,340	1,791,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,398,558)	(2,069,390)	28,321	14,540	5,949,413	5,926,967
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,366,610	1,803,730	94,920	36,130	1,091,668	1,207,272
Transfers between variable and fixed accounts, net	(1,515,354)	(10,726,588)	73,391	66,125	(3,175,411)	(1,549,501)
Policy maintenance charges	(981,524)	(1,361,103)	(49,127)	(15,814)	(930,821)	(940,531)
Policy benefits and terminations	(699,458)	(729,060)	—	—	(445,770)	(983,672)
Policy loans and loan repayments	(68,773)	(25,663)	90	76	(441,402)	(726)
Other	36,526	55,870	266	287	29,132	20,330
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,861,973)	(10,982,814)	119,540	86,804	(3,872,604)	(2,246,828)
NET INCREASE (DECREASE) IN NET ASSETS	(3,260,531)	(13,052,204)	147,861	101,344	2,076,809	3,680,139
NET ASSETS
Beginning of Year	28,555,604	41,607,808	103,470	2,126	37,569,643	33,889,504
End of Year	$25,295,073	$28,555,604	$251,331	$103,470	$39,646,452	$37,569,643

	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Overseas Institutional Shares (1)		Overseas Service Shares		Dynamic Multi-Asset Investor Shares (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,709	$125	$249,443	$185,305	$5,632
Realized gain (loss) on investments	7,582	160	399,522	(28,859)	605
Change in net unrealized appreciation (depreciation) on investments	(3,237)	3,280	1,957,178	2,352,505	9,130
Net Increase (Decrease) in Net Assets Resulting from Operations	8,054	3,565	2,606,143	2,508,951	15,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	28,528	6,775	1,077,187	872,357	17,018
Transfers between variable and fixed accounts, net	503,476	13,311	6,372,417	(525,325)	246,482
Policy maintenance charges	(31,697)	(2,118)	(524,659)	(475,249)	(23,526)
Policy benefits and terminations	—	—	(174,461)	(500,688)	—
Policy loans and loan repayments	—	—	(30,255)	(30,395)	—
Other	(676)	(4)	23,158	15,434	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	499,631	17,964	6,743,387	(643,866)	239,975
NET INCREASE (DECREASE) IN NET ASSETS	507,685	21,529	9,349,530	1,865,085	255,342
NET ASSETS
Beginning of Year or Period	21,529	—	18,508,941	16,643,856	—
End of Year or Period	$529,214	$21,529	$27,858,471	$18,508,941	$255,342

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Lazard Retirement Global		Lazard Retirement		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		International Equity Service Shares		Aggressive Growth - Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$42,157	$8,268	$20,088	$28,112	$125	$245
Realized gain (loss) on investments	29,685	19,789	56,996	11,669	30,501	2,366
Change in net unrealized appreciation (depreciation) on investments	103,280	(19,879)	31,276	136,229	(26,367)	1,394
Net Increase (Decrease) in Net Assets Resulting from Operations	175,122	8,178	108,360	176,010	4,259	4,005
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	112,482	121,874	276,576	262,172	33,676	5,475
Transfers between variable and fixed accounts, net	(46,327)	(32,683)	213,173	372,785	80,511	40,364
Policy maintenance charges	(61,253)	(71,035)	(122,738)	(105,887)	(26,064)	(4,961)
Policy benefits and terminations	(4,262)	(4,650)	(76,649)	(3,569)	—	—
Policy loans and loan repayments	(2,939)	1,839	17,645	49	—	—
Other	2,603	1,647	(634)	(3,198)	(61)	809
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	304	16,992	307,373	522,352	88,062	41,687
NET INCREASE (DECREASE) IN NET ASSETS	175,426	25,170	415,733	698,362	92,321	45,692
NET ASSETS
Beginning of Year or Period	1,503,771	1,478,601	1,748,302	1,049,940	45,692	—
End of Year or Period	$1,679,197	$1,503,771	$2,164,035	$1,748,302	$138,013	$45,692

	ClearBridge Variable		ClearBridge Variable		ClearBridge Variable
	Aggressive Growth - Class II		Mid Cap - Class I (1)		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$43,226	$124,085	$48	$171	$4,525	$4,681
Realized gain (loss) on investments	7,615,706	1,344,085	89,533	3,801	2,512,916	1,316,292
Change in net unrealized appreciation (depreciation) on investments	(5,253,075)	2,006,039	(27,921)	8,763	1,450,289	979,089
Net Increase (Decrease) in Net Assets Resulting from Operations	2,405,857	3,474,209	61,660	12,735	3,967,730	2,300,062
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,955,591	2,081,171	76,713	7,452	544,539	551,570
Transfers between variable and fixed accounts, net	(643,313)	(1,680,967)	720,878	69,794	(1,237,310)	(8,230,145)
Policy maintenance charges	(1,376,520)	(1,399,027)	(60,418)	(15,254)	(401,530)	(483,410)
Policy benefits and terminations	(427,648)	(560,520)	—	—	(174,344)	(230,562)
Policy loans and loan repayments	(126,383)	24,607	—	—	(47,166)	(25,798)
Other	37,325	59,348	903	916	14,715	17,167
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(580,948)	(1,475,388)	738,076	62,908	(1,301,096)	(8,401,178)
NET INCREASE (DECREASE) IN NET ASSETS	1,824,909	1,998,821	799,736	75,643	2,666,634	(6,101,116)
NET ASSETS
Beginning of Year or Period	24,525,441	22,526,620	75,643	—	14,238,324	20,339,440
End of Year or Period	$26,350,350	$24,525,441	$875,379	$75,643	$16,904,958	$14,238,324

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ClearBridge Variable		Western Asset Variable		Lord Abbett
	Small Cap Growth - Class I (1)		Global High Yield Bond - Class II		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$32,605	$23,620	$756,591	$832,349
Realized gain (loss) on investments	39,679		1,626	(8,562)	511,177	(263,321)
Change in net unrealized appreciation (depreciation) on investments	(41,301)		(29,376)	22,849	(519,869)	857,512
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,622)		4,855	37,907	747,899	1,426,540
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	21,511		41,063	34,338	1,855,222	1,890,821
Transfers between variable and fixed accounts, net	418,376		120,280	131,016	2,977,066	2,412,668
Policy maintenance charges	(19,832)		(35,450)	(31,359)	(1,194,868)	(1,150,415)
Policy benefits and terminations	—		(2,417)	—	(211,683)	(540,090)
Policy loans and loan repayments	—		(13,855)	(438)	(1,979,987)	9,469
Other	(1,402)		962	515	17,220	2,053
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	418,653		110,583	134,072	1,462,970	2,624,506
NET INCREASE (DECREASE) IN NET ASSETS	417,031		115,438	171,979	2,210,869	4,051,046
NET ASSETS
Beginning of Year or Period	—		680,779	508,800	23,007,706	18,956,660
End of Year or Period	$417,031		$796,217	$680,779	$25,218,575	$23,007,706

	Lord Abbett		Lord Abbett		Lord Abbett
	Developing Growth Class VC		Fundamental Equity Class VC		Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$56,449	$66,282	$1,350,824	$1,380,885
Realized gain (loss) on investments	16,628,113	3,579,789	361,712	(232,977)	503,816	1,107,707
Change in net unrealized appreciation (depreciation) on investments	(18,637,993)	11,025,921	1,123,682	203,470	(1,950,724)	1,462,999
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,009,880)	14,605,710	1,541,843	36,775	(96,084)	3,951,591
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	557,738	1,173,334	242,955	286,986	5,134,269	5,543,099
Transfers between variable and fixed accounts, net	(18,018,981)	6,980,675	(31,096)	(659,836)	8,787,908	(47,916)
Policy maintenance charges	(970,816)	(830,540)	(259,433)	(265,491)	(3,453,209)	(3,581,877)
Policy benefits and terminations	(775,284)	(2,240,767)	(111,826)	(54,082)	(1,204,156)	(952,031)
Policy loans and loan repayments	268,983	39,663	14,933	(17,270)	(60,129)	(47,793)
Other	7,098	52,938	6,817	5,530	72,643	44,246
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(18,931,262)	5,175,303	(137,650)	(704,163)	9,277,326	957,728
NET INCREASE (DECREASE) IN NET ASSETS	(20,941,142)	19,781,013	1,404,193	(667,388)	9,181,242	4,909,319
NET ASSETS
Beginning of Year	44,479,268	24,698,255	5,842,896	6,510,284	60,070,342	55,161,023
End of Year	$23,538,126	$44,479,268	$7,247,089	$5,842,896	$69,251,584	$60,070,342

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	M Capital Appreciation		M International Equity		M Large Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$2,077,905	$1,107,387	$—	$—
Realized gain (loss) on investments	13,467,926	864,114	966,175	149,600	16,604,340	10,558,545
Change in net unrealized appreciation (depreciation) on investments	(1,187,900)	10,827,452	5,379,149	5,349,708	(1,621,274)	5,763,912
Net Increase (Decrease) in Net Assets Resulting from Operations	12,280,026	11,691,566	8,423,229	6,606,695	14,983,066	16,322,457
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,322,285	1,993,154	2,881,959	2,484,554	2,248,384	2,505,654
Transfers between variable and fixed accounts, net	(2,894,387)	(425,995)	1,892,474	3,466,658	206,685	(6,165,298)
Policy maintenance charges	(2,037,905)	(1,817,343)	(1,692,835)	(1,644,977)	(2,196,992)	(2,107,329)
Policy benefits and terminations	(1,308,102)	(1,555,184)	(1,307,672)	(1,076,935)	(1,350,575)	(1,782,241)
Policy loans and loan repayments	(68,220)	(79,732)	75,774	69,097	9,096	(12,639)
Other	61,060	78,827	102,452	60,670	64,380	21,597
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,925,269)	(1,806,273)	1,952,152	3,359,067	(1,019,022)	(7,540,256)
NET INCREASE (DECREASE) IN NET ASSETS	8,354,757	9,885,293	10,375,381	9,965,762	13,964,044	8,782,201
NET ASSETS
Beginning of Year	70,550,131	60,664,838	77,020,686	67,054,924	70,898,715	62,116,514
End of Year	$78,904,888	$70,550,131	$87,396,067	$77,020,686	$84,862,759	$70,898,715

			MFS New Discovery Series -		MFS New Discovery Series -
	M Large Cap Value		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$634,431	$518,536	$—	$—	$—	$—
Realized gain (loss) on investments	216,266	(413,655)	149,584	31,105	11,511,613	2,253,969
Change in net unrealized appreciation (depreciation) on investments	8,244,083	(1,031,400)	(170,729)	64,683	(12,367,996)	7,871,174
Net Increase (Decrease) in Net Assets Resulting from Operations	9,094,780	(926,519)	(21,145)	95,788	(856,383)	10,125,143
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,293,145	1,044,575	227,430	74,787	1,534,311	1,634,262
Transfers between variable and fixed accounts, net	4,390,371	1,616,961	905,175	238,107	4,736,433	(9,947,077)
Policy maintenance charges	(1,032,775)	(857,699)	(169,908)	(52,083)	(1,214,256)	(1,189,919)
Policy benefits and terminations	(846,127)	(1,005,153)	(594)	—	(516,643)	(331,233)
Policy loans and loan repayments	(264,057)	90,391	786	(4,966)	(227,686)	(81,547)
Other	37,021	8,871	(1,468)	(974)	28,645	21,615
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,577,578	897,946	961,421	254,871	4,340,804	(9,893,899)
NET INCREASE (DECREASE) IN NET ASSETS	12,672,358	(28,573)	940,276	350,659	3,484,421	231,244
NET ASSETS
Beginning of Year	28,895,941	28,924,514	355,012	4,353	29,752,274	29,521,030
End of Year	$41,568,299	$28,895,941	$1,295,288	$355,012	$33,236,695	$29,752,274

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	MFS Total Return Series -		MFS Utilities Series -		MFS Utilities Series -
	Initial Class (1)		Initial Class (1)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,346	$3,847	$426	$292	$214,252	$278,475
Realized gain (loss) on investments	37,725	2,244	2,207	(45)	972,101	589,041
Change in net unrealized appreciation (depreciation) on investments	10,672	21,176	1,168	1,637	658,845	(437,275)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,743	27,267	3,801	1,884	1,845,198	430,241
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	96,850	29,217	13,612	249	642,429	671,963
Transfers between variable and fixed accounts, net	433,724	239,647	13,196	22,108	(33,393)	(270,573)
Policy maintenance charges	(66,719)	(25,252)	(10,640)	(3,345)	(436,134)	(502,736)
Policy benefits and terminations	(1,266)	—	—	—	(152,901)	(505,477)
Policy loans and loan repayments	(4,625)	(4,956)	—	—	(16,580)	(73,361)
Other	2,754	829	20	14	15,321	26,641
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	460,718	239,485	16,188	19,026	18,742	(653,543)
NET INCREASE (DECREASE) IN NET ASSETS	515,461	266,752	19,989	20,910	1,863,940	(223,302)
NET ASSETS
Beginning of Year or Period	266,752	—	20,910	—	13,717,885	13,941,187
End of Year or Period	$782,213	$266,752	$40,899	$20,910	$15,581,825	$13,717,885

	MFS Value Series -		MFS Value Series -		MFS Government
	Initial Class		Service Class		Securities - Initial Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,980	$2,661	$365,976	$287,830	$833
Realized gain (loss) on investments	105,699	4,527	1,530,138	806,217	2
Change in net unrealized appreciation (depreciation) on investments	127,050	38,029	5,187,482	(268,681)	(687)
Net Increase (Decrease) in Net Assets Resulting from Operations	256,729	45,217	7,083,596	825,366	148
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	236,027	74,119	1,761,245	1,651,499	(684)
Transfers between variable and fixed accounts, net	1,657,374	369,656	(343,986)	3,787,356	38,635
Policy maintenance charges	(173,113)	(42,607)	(1,183,328)	(1,089,245)	(1,017)
Policy benefits and terminations	(3,469)	—	(362,646)	(814,076)	(610)
Policy loans and loan repayments	402	(20,100)	(446,943)	(22,933)	—
Other	1,696	(384)	24,868	22,592	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,718,917	380,684	(550,790)	3,535,193	36,323
NET INCREASE (DECREASE) IN NET ASSETS	1,975,646	425,901	6,532,806	4,360,559	36,471
NET ASSETS
Beginning of Year or Period	430,224	4,323	27,228,478	22,867,919	—
End of Year or Period	$2,405,870	$430,224	$33,761,284	$27,228,478	$36,471

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Neuberger Berman		PIMCO Global Managed		PIMCO Global Managed
	Sustainable Equity Class I		Asset Allocation - Advisor Class		Asset Allocation - Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,144	$3,974	$179,747	$525,991	$1,576	$348
Realized gain (loss) on investments	303,276	27,763	956,089	173,987	4,703	(394)
Change in net unrealized appreciation (depreciation) on investments	15,399	95,937	(230,696)	403,586	1,033	1,532
Net Increase (Decrease) in Net Assets Resulting from Operations	324,819	127,674	905,140	1,103,564	7,312	1,486
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	109,042	81,324	288,415	266,305	3,376	227
Transfers between variable and fixed accounts, net	1,008,046	19,618	(444,050)	(206,082)	107,529	13,929
Policy maintenance charges	(80,559)	(49,697)	(350,178)	(370,006)	(6,730)	(446)
Policy benefits and terminations	(10,360)	(1,579)	(93,076)	(286,249)	—	—
Policy loans and loan repayments	986	(930)	(95,112)	(10,231)	—	—
Other	456	436	9,990	6,811	(3)	469
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,027,611	49,172	(684,011)	(599,452)	104,172	14,179
NET INCREASE (DECREASE) IN NET ASSETS	1,352,430	176,846	221,129	504,112	111,484	15,665
NET ASSETS
Beginning of Year or Period	768,762	591,916	7,306,765	6,802,653	15,665	—
End of Year or Period	$2,121,192	$768,762	$7,527,894	$7,306,765	$127,149	$15,665

	PIMCO Income -		Royce		State Street
	Administrative Class		Micro-Cap Service Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$145,326	$167,985	$—	$—	$46,206	$33,706
Realized gain (loss) on investments	13,191	(25,134)	1,386,217	16,983	286,862	(43,615)
Change in net unrealized appreciation (depreciation) on investments	(60,696)	85,615	(152,786)	523,164	(37,785)	125,599
Net Increase (Decrease) in Net Assets Resulting from Operations	97,821	228,466	1,233,431	540,147	295,283	115,690
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	401,498	194,086	247,667	203,010	202,155	229,463
Transfers between variable and fixed accounts, net	1,272,770	1,122,952	2,717,710	(38,499)	21,068	(53,212)
Policy maintenance charges	(310,914)	(226,141)	(172,926)	(113,733)	(132,391)	(152,340)
Policy benefits and terminations	(22,895)	(133,614)	(78,857)	(12,851)	(12,921)	(43,216)
Policy loans and loan repayments	21,804	(350)	82,777	30,010	2,191	(1,608)
Other	3,389	1,982	4,458	3,414	1,294	1,997
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,365,652	958,915	2,800,829	71,351	81,396	(18,916)
NET INCREASE (DECREASE) IN NET ASSETS	1,463,473	1,187,381	4,034,260	611,498	376,679	96,774
NET ASSETS
Beginning of Year	4,272,481	3,085,100	2,865,750	2,254,252	2,164,302	2,067,528
End of Year	$5,735,954	$4,272,481	$6,900,010	$2,865,750	$2,540,981	$2,164,302

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Blue Chip Growth - I		Blue Chip Growth - II		Equity Income - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$24,083	$13,857
Realized gain (loss) on investments	795,506	97,985	36,608,966	21,536,386	182,151	(10,023)
Change in net unrealized appreciation (depreciation) on investments	(287,374)	226,157	(7,064,892)	26,412,725	78,216	129,670
Net Increase (Decrease) in Net Assets Resulting from Operations	508,132	324,142	29,544,074	47,949,111	284,450	133,504
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,078,818	321,350	7,282,353	7,982,579	280,339	149,172
Transfers between variable and fixed accounts, net	3,313,312	1,533,864	(14,915,468)	(14,645,087)	1,065,418	614,611
Policy maintenance charges	(625,058)	(170,505)	(5,761,589)	(6,048,606)	(162,539)	(74,070)
Policy benefits and terminations	(856)	(7,739)	(1,964,979)	(3,253,332)	—	—
Policy loans and loan repayments	4,973	(37,465)	(1,094,764)	(863,991)	197	(2,344)
Other	2,014	6,967	140,966	55,278	(528)	5,979
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,773,203	1,646,472	(16,313,481)	(16,773,159)	1,182,887	693,348
NET INCREASE (DECREASE) IN NET ASSETS	4,281,335	1,970,614	13,230,593	31,175,952	1,467,337	826,852
NET ASSETS
Beginning of Year	1,978,125	7,511	179,684,418	148,508,466	832,759	5,907
End of Year	$6,259,460	$1,978,125	$192,915,011	$179,684,418	$2,300,096	$832,759

	T. Rowe Price		VanEck VIP		Vanguard VIF
	Equity Income - II		Global Resources Initial Class		High Yield Bond (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,254,655	$1,545,786	$136,222	$202,736	$801
Realized gain (loss) on investments	8,310,337	2,481,927	1,139,716	(1,360,817)	1,277
Change in net unrealized appreciation (depreciation) on investments	10,748,469	(2,773,577)	3,871,188	5,738,347	18,482
Net Increase (Decrease) in Net Assets Resulting from Operations	20,313,461	1,254,136	5,147,126	4,580,266	20,560
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	4,139,491	4,637,107	1,254,256	1,111,045	278,999
Transfers between variable and fixed accounts, net	(6,535,011)	(3,669,796)	(50,465)	(993,150)	1,132,940
Policy maintenance charges	(3,030,025)	(2,975,326)	(928,565)	(843,347)	(120,749)
Policy benefits and terminations	(1,103,794)	(1,140,232)	(286,329)	(926,122)	—
Policy loans and loan repayments	(160,413)	29,668	(87,934)	70,535	(20,178)
Other	94,848	76,046	41,761	6,486	40
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,594,904)	(3,042,533)	(57,276)	(1,574,553)	1,271,052
NET INCREASE (DECREASE) IN NET ASSETS	13,718,557	(1,788,397)	5,089,850	3,005,713	1,291,612
NET ASSETS
Beginning of Year or Period	81,979,353	83,767,750	26,873,203	23,867,490	—
End of Year or Period	$95,697,910	$81,979,353	$31,963,053	$26,873,203	$1,291,612

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	Vanguard VIF		Vanguard VIF
	Mid-Cap Index		Real Estate Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,080	$1,176	$6,247	$176
Realized gain (loss) on investments	209,211	(3,695)	35,345	497
Change in net unrealized appreciation (depreciation) on investments	310,536	89,239	218,249	13,619
Net Increase (Decrease) in Net Assets Resulting from Operations	528,827	86,720	259,841	14,292
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,231,934	69,332	285,237	47,145
Transfers between variable and fixed accounts, net	6,313,917	435,946	1,500,849	169,158
Policy maintenance charges	(628,368)	(54,878)	(149,484)	(15,263)
Policy benefits and terminations	(23,964)	—	—	—
Policy loans and loan repayments	(44,171)	(854)	(31,873)	—
Other	2,981	178	4,607	43
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,852,329	449,724	1,609,336	201,083
NET INCREASE (DECREASE) IN NET ASSETS	7,381,156	536,444	1,869,177	215,375
NET ASSETS
Beginning of Year or Period	536,700	256	215,375	—
End of Year or Period	$7,917,856	$536,700	$2,084,552	$215,375

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS

     A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2021	$12.75	441,405	$5,626,563	0.00%	0.00%	(0.39)%
2020	12.80	499,894	6,397,271	0.00%	0.00%	9.58%
2019	11.68	416,898	4,868,941	0.00%	0.00%	10.92%
2018	10.53	167,311	1,761,577	0.00%	0.00%	(1.94)%
2017	10.74	145,779	1,565,280	0.00%	0.00%	5.00%
Core Income Class P (4)
05/19/2021 - 12/31/2021	$10.45	1,464	$15,299	0.00%	0.00%	1.79%
Diversified Bond Class I
2021	$20.27	5,029,050	$101,920,749	0.00%	0.00%	(1.93)%
2020	20.66	4,751,437	98,187,388	0.00%	0.00%	10.35%
2019	18.73	4,750,329	88,954,434	0.00%	0.00%	13.00%
2018	16.57	4,715,224	78,141,430	0.00%	0.00%	(1.36)%
2017	16.80	4,041,066	67,890,781	0.00%	0.00%	6.88%
Diversified Bond Class P
2021	$11.04	198,091	$2,187,003	0.00%	0.00%	(1.73)%
01/23/2020 - 12/31/2020	11.23	40,143	451,002	0.00%	0.00%	9.31%
Floating Rate Income Class I
2021	$13.79	2,776,498	$38,276,449	0.00%	0.00%	4.62%
2020	13.18	2,103,143	27,712,971	0.00%	0.00%	4.71%
2019	12.58	2,626,548	33,054,004	0.00%	0.00%	8.11%
2018	11.64	887,439	10,330,388	0.00%	0.00%	(0.03)%
2017	11.64	327,340	3,811,432	0.00%	0.00%	3.76%
Floating Rate Income Class P
2021	$11.22	16,750	$187,926	0.00%	0.00%	4.83%
01/29/2020 - 12/31/2020	10.70	564	6,039	0.00%	0.00%	4.70%
High Yield Bond Class I
2021	$93.04	934,610	$86,958,544	0.00%	0.00%	5.42%
2020	88.26	880,521	77,713,482	0.00%	0.00%	5.74%
2019	83.46	924,934	77,198,296	0.00%	0.00%	13.98%
2018	73.22	897,767	65,738,787	0.00%	0.00%	(3.27)%
2017	75.70	1,170,958	88,641,781	0.00%	0.00%	7.75%
High Yield Bond Class P
2021	$11.56	31,300	$361,943	0.00%	0.00%	5.63%
2020	10.95	4,861	53,219	0.00%	0.00%	5.96%
12/20/2019 - 12/31/2019	10.33	8	85	0.00%	0.00%	0.09%
Inflation Managed Class I
2021	$76.25	1,037,110	$79,080,898	0.00%	0.00%	5.69%
2020	72.15	985,790	71,121,228	0.00%	0.00%	11.42%
2019	64.75	1,078,327	69,823,639	0.00%	0.00%	8.64%
2018	59.60	1,148,124	68,429,647	0.00%	0.00%	(2.15)%
2017	60.91	1,282,494	78,120,827	0.00%	0.00%	3.68%
Inflation Managed Class P
2021	$11.86	21,485	$254,875	0.00%	0.00%	5.90%
02/03/2020 - 12/31/2020	11.20	3,493	39,125	0.00%	0.00%	9.62%
Managed Bond Class I
2021	$80.57	3,795,129	$305,762,827	0.00%	0.00%	(1.13)%
2020	81.49	3,672,883	299,302,631	0.00%	0.00%	8.34%
2019	75.22	3,396,868	255,502,200	0.00%	0.00%	8.49%
2018	69.33	3,551,282	246,210,774	0.00%	0.00%	(0.60)%
2017	69.75	3,780,655	263,703,471	0.00%	0.00%	4.72%
Managed Bond Class P
2021	$10.73	81,611	$876,059	0.00%	0.00%	(0.93)%
2020	10.84	14,222	154,108	0.00%	0.00%	8.56%
12/20/2019 - 12/31/2019	9.98	23	234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2021	$14.26	6,924,820	$98,740,450	0.00%	0.00%	(0.45)%
2020	14.32	7,577,343	108,534,436	0.00%	0.00%	3.73%
2019	13.81	6,308,357	87,104,910	0.00%	0.00%	4.22%
2018	13.25	6,044,529	80,079,874	0.00%	0.00%	1.14%
2017	13.10	5,442,202	71,288,686	0.00%	0.00%	1.26%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Short Duration Bond Class P
2021	$10.44	99,958	$1,043,397	0.00%	0.00%	(0.25)%
01/17/2020 - 12/31/2020	10.46	26,431	276,594	0.00%	0.00%	3.73%
Emerging Markets Debt Class I
2021	$12.45	484,728	$6,035,370	0.00%	0.00%	(6.12)%
2020	13.26	444,906	5,900,885	0.00%	0.00%	1.75%
2019	13.03	820,079	10,689,519	0.00%	0.00%	9.52%
2018	11.90	790,914	9,413,392	0.00%	0.00%	(5.45)%
2017	12.59	569,579	7,170,039	0.00%	0.00%	13.09%
Emerging Markets Debt Class P
2021	$9.85	5,829	$57,418	0.00%	0.00%	(5.94)%
03/09/2020 - 12/31/2020	10.47	998	10,455	0.00%	0.00%	10.19%
Dividend Growth Class I
2021	$56.75	2,104,046	$119,406,051	0.00%	0.00%	25.80%
2020	45.11	2,130,471	96,110,636	0.00%	0.00%	13.44%
2019	39.77	2,207,768	87,800,331	0.00%	0.00%	30.64%
2018	30.44	2,294,181	69,839,212	0.00%	0.00%	(1.28)%
2017	30.84	2,445,375	75,409,686	0.00%	0.00%	19.07%
Dividend Growth Class P
2021	$15.86	47,084	$746,951	0.00%	0.00%	26.05%
01/17/2020 - 12/31/2020	12.59	15,799	198,834	0.00%	0.00%	10.47%
Equity Index Class I
2021	$236.73	4,938,614	$1,169,119,245	0.00%	0.00%	28.37%
2020	184.41	5,094,685	939,526,761	0.00%	0.00%	18.11%
2019	156.14	5,233,653	817,172,061	0.00%	0.00%	31.10%
2018	119.10	5,493,537	654,285,469	0.00%	0.00%	(4.73)%
2017	125.01	5,817,356	727,248,009	0.00%	0.00%	21.48%
Equity Index Class P
2021	$17.39	1,879,469	$32,678,816	0.00%	0.00%	28.63%
2020	13.52	207,723	2,807,925	0.00%	0.00%	18.35%
12/05/2019 - 12/31/2019	11.42	171	1,955	0.00%	0.00%	3.74%
Focused Growth Class I
2021	$76.46	686,421	$52,481,031	0.00%	0.00%	19.79%
2020	63.83	734,685	46,892,974	0.00%	0.00%	38.29%
2019	46.15	882,612	40,736,219	0.00%	0.00%	35.46%
2018	34.07	926,960	31,582,460	0.00%	0.00%	4.99%
2017	32.45	977,431	31,719,886	0.00%	0.00%	29.50%
Growth Class I
2021	$244.34	1,653,122	$403,918,474	0.00%	0.00%	23.42%
2020	197.97	1,628,439	322,375,433	0.00%	0.00%	31.56%
2019	150.48	1,916,770	288,429,171	0.00%	0.00%	38.13%
2018	108.94	2,023,457	220,426,360	0.00%	0.00%	2.40%
2017	106.38	2,154,781	229,223,019	0.00%	0.00%	31.64%
Growth Class P
2021	$18.03	125,252	$2,258,423	0.00%	0.00%	23.67%
01/15/2020 - 12/31/2020	14.58	49,360	719,664	0.00%	0.00%	27.07%
Hedged Equity Class P (4)
06/02/2021 - 12/31/2021	$10.56	38,917	$411,007	0.00%	0.00%	4.86%
Large-Cap Growth Class I
2021	$41.18	2,312,587	$95,243,846	0.00%	0.00%	20.27%
2020	34.24	2,738,015	93,758,985	0.00%	0.00%	38.35%
2019	24.75	2,812,419	69,613,091	0.00%	0.00%	32.34%
2018	18.70	2,996,469	56,042,038	0.00%	0.00%	1.89%
2017	18.36	3,136,938	57,581,160	0.00%	0.00%	33.69%
Large-Cap Value Class I
2021	$53.01	3,217,307	$170,562,720	0.00%	0.00%	26.12%
2020	42.04	3,261,543	137,101,538	0.00%	0.00%	5.87%
2019	39.70	3,301,612	131,089,688	0.00%	0.00%	28.46%
2018	30.91	3,429,714	106,003,437	0.00%	0.00%	(9.35)%
2017	34.09	3,596,260	122,613,899	0.00%	0.00%	13.95%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Large-Cap Value Class P
2021	$15.11	129,350	$1,953,860	0.00%	0.00%	26.37%
2020	11.95	12,188	145,690	0.00%	0.00%	6.08%
12/20/2019 - 12/31/2019	11.27	25	277	0.00%	0.00%	0.33%
Main Street Core Class I
2021	$209.26	1,279,073	$267,663,874	0.00%	0.00%	27.76%
2020	163.79	1,363,467	223,326,153	0.00%	0.00%	13.94%
2019	143.76	1,519,570	218,453,104	0.00%	0.00%	32.13%
2018	108.80	1,691,823	184,071,123	0.00%	0.00%	(7.74)%
2017	117.93	1,732,345	204,297,398	0.00%	0.00%	17.08%
Main Street Core Class P
2021	$16.24	47,433	$770,118	0.00%	0.00%	28.02%
01/27/2020 - 12/31/2020	12.68	7,287	92,415	0.00%	0.00%	13.62%
Mid-Cap Equity Class I
2021	$90.91	1,818,299	$165,308,873	0.00%	0.00%	16.40%
2020	78.10	2,047,589	159,926,831	0.00%	0.00%	27.51%
2019	61.25	2,160,175	132,314,856	0.00%	0.00%	20.84%
2018	50.69	2,197,861	111,402,477	0.00%	0.00%	(9.72)%
2017	56.14	2,128,043	119,470,666	0.00%	0.00%	24.27%
Mid-Cap Growth Class I
2021	$51.15	2,602,565	$133,123,347	0.00%	0.00%	16.67%
2020	43.84	2,288,591	100,338,327	0.00%	0.00%	50.14%
2019	29.20	2,846,759	83,131,496	0.00%	0.00%	38.45%
2018	21.09	2,911,169	61,402,963	0.00%	0.00%	0.16%
2017	21.06	2,965,957	62,456,500	0.00%	0.00%	27.49%
Mid-Cap Growth Class P
2021	$19.52	29,650	$578,860	0.00%	0.00%	16.90%
01/21/2020 - 12/31/2020	16.70	7,357	122,860	0.00%	0.00%	44.86%
Mid-Cap Value Class I
2021	$53.54	378,591	$20,268,304	0.00%	0.00%	27.03%
2020	42.14	376,647	15,873,340	0.00%	0.00%	5.52%
2019	39.94	351,564	14,041,545	0.00%	0.00%	29.94%
2018	30.74	350,206	10,764,614	0.00%	0.00%	(14.79)%
2017	36.07	366,995	13,239,114	0.00%	0.00%	15.46%
Mid-Cap Value Class P
2021	$15.13	8,467	$128,117	0.00%	0.00%	27.29%
2020	11.89	3,800	45,172	0.00%	0.00%	5.73%
12/05/2019 - 12/31/2019	11.24	23	253	0.00%	0.00%	3.26%
Small-Cap Equity Class I
2021	$48.72	691,738	$33,701,180	0.00%	0.00%	26.46%
2020	38.53	711,468	27,410,364	0.00%	0.00%	5.42%
2019	36.55	691,300	25,264,681	0.00%	0.00%	23.96%
2018	29.48	686,654	20,244,694	0.00%	0.00%	(12.91)%
2017	33.85	1,060,075	35,887,262	0.00%	0.00%	8.72%
Small-Cap Equity Class P
2021	$15.71	37,212	$584,730	0.00%	0.00%	26.71%
01/29/2020 - 12/31/2020	12.40	12,845	159,298	0.00%	0.00%	8.71%
Small-Cap Growth Class I
2021	$57.87	583,726	$33,781,633	0.00%	0.00%	1.69%
2020	56.91	614,710	34,983,226	0.00%	0.00%	55.58%
2019	36.58	673,172	24,624,848	0.00%	0.00%	31.90%
2018	27.73	744,024	20,633,830	0.00%	0.00%	5.55%
2017	26.27	830,450	21,819,053	0.00%	0.00%	30.21%
Small-Cap Index Class I
2021	$62.51	4,472,064	$279,564,935	0.00%	0.00%	14.24%
2020	54.72	4,716,091	258,077,471	0.00%	0.00%	19.16%
2019	45.93	5,121,812	235,221,748	0.00%	0.00%	24.80%
2018	36.80	5,266,384	193,805,595	0.00%	0.00%	(11.55)%
2017	41.61	5,727,336	238,299,750	0.00%	0.00%	14.06%
Small-Cap Index Class P
2021	$15.69	412,353	$6,471,588	0.00%	0.00%	14.47%
2020	13.71	43,361	594,521	0.00%	0.00%	19.39%
12/05/2019 - 12/31/2019	11.48	22	254	0.00%	0.00%	3.44%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Value Class I
2021	$78.21	1,214,998	$95,030,403	0.00%	0.00%	35.61%
2020	57.68	1,222,962	70,537,176	0.00%	0.00%	3.44%
2019	55.76	1,220,268	68,043,066	0.00%	0.00%	22.58%
2018	45.49	1,270,225	57,779,540	0.00%	0.00%	(16.29)%
2017	54.34	1,357,500	73,765,509	0.00%	0.00%	8.65%
Small-Cap Value Class P
2021	$16.32	23,566	$384,652	0.00%	0.00%	35.88%
2020	12.01	8,934	107,321	0.00%	0.00%	3.64%
12/31/2019 - 12/31/2019	11.59	110	1,275	0.00%	0.00%	(0.39)%
Value Class I
2021	$32.26	2,176,582	$70,208,845	0.00%	0.00%	21.64%
2020	26.52	2,224,404	58,984,616	0.00%	0.00%	(6.94)%
2019	28.49	2,220,468	63,269,136	0.00%	0.00%	24.72%
2018	22.85	2,311,206	52,802,349	0.00%	0.00%	(12.37)%
2017	26.07	2,386,466	62,218,676	0.00%	0.00%	17.76%
Value Class P
2021	$13.23	10,827	$143,239	0.00%	0.00%	21.89%
01/21/2020 - 12/31/2020	10.85	5,457	59,227	0.00%	0.00%	(6.79)%
Value Advantage Class I
2021	$24.41	582,422	$14,218,676	0.00%	0.00%	28.52%
2020	18.99	338,926	6,437,851	0.00%	0.00%	(2.78)%
2019	19.54	287,948	5,625,687	0.00%	0.00%	26.96%
2018	15.39	173,629	2,671,883	0.00%	0.00%	(9.06)%
2017	16.92	151,366	2,561,460	0.00%	0.00%	14.32%
Value Advantage Class P
2021	$14.45	27,484	$397,099	0.00%	0.00%	28.78%
01/17/2020 - 12/31/2020	11.22	17,208	193,058	0.00%	0.00%	(3.30)%
Emerging Markets Class I
2021	$60.77	2,904,791	$176,510,894	0.00%	0.00%	(8.28)%
2020	66.25	2,828,376	187,390,846	0.00%	0.00%	17.33%
2019	56.47	3,072,067	173,475,670	0.00%	0.00%	25.60%
2018	44.96	3,149,480	141,595,065	0.00%	0.00%	(11.99)%
2017	51.09	3,152,903	161,066,784	0.00%	0.00%	34.52%
Emerging Markets Class P
2021	$12.67	107,021	$1,355,891	0.00%	0.00%	(8.10)%
2020	13.79	19,963	275,214	0.00%	0.00%	17.56%
12/20/2019 - 12/31/2019	11.73	289	3,394	0.00%	0.00%	0.18%
International Large-Cap Class I
2021	$27.49	9,291,527	$255,456,240	0.00%	0.00%	14.78%
2020	23.95	9,954,397	238,444,383	0.00%	0.00%	10.74%
2019	21.63	9,991,096	216,113,684	0.00%	0.00%	28.03%
2018	16.89	10,003,272	169,005,070	0.00%	0.00%	(11.81)%
2017	19.16	9,627,555	184,441,166	0.00%	0.00%	27.51%
International Large-Cap Class P
2021	$14.42	80,570	$1,161,946	0.00%	0.00%	15.01%
2020	12.54	17,794	223,134	0.00%	0.00%	10.96%
12/20/2019 - 12/31/2019	11.30	729	8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2021	$20.10	2,111,329	$42,446,066	0.00%	0.00%	13.87%
2020	17.65	2,233,322	39,429,037	0.00%	0.00%	8.42%
2019	16.28	2,709,524	44,120,555	0.00%	0.00%	20.07%
2018	13.56	2,635,660	35,744,980	0.00%	0.00%	(22.16)%
2017	17.42	2,008,375	34,990,143	0.00%	0.00%	31.92%
International Small-Cap Class P
2021	$14.24	28,981	$412,755	0.00%	0.00%	14.10%
2020	12.48	5,893	73,560	0.00%	0.00%	8.64%
12/20/2019 - 12/31/2019	11.49	229	2,636	0.00%	0.00%	0.92%

See Notes to Financial Statements	See explanation of references on page SA-68

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value Class I
2021	$35.98	4,019,454	$144,609,000	0.00%	0.00%	20.36%
2020	29.89	4,162,321	124,416,910	0.00%	0.00%	(7.17)%
2019	32.20	4,156,543	133,840,159	0.00%	0.00%	16.60%
2018	27.62	4,221,200	116,570,440	0.00%	0.00%	(14.96)%
2017	32.47	4,286,343	139,187,583	0.00%	0.00%	21.57%
Health Sciences Class I
2021	$109.26	918,119	$100,310,172	0.00%	0.00%	12.38%
2020	97.22	927,859	90,203,729	0.00%	0.00%	18.79%
2019	81.84	969,508	79,347,224	0.00%	0.00%	25.77%
2018	65.07	1,073,264	69,841,595	0.00%	0.00%	7.90%
2017	60.31	1,110,267	66,961,088	0.00%	0.00%	23.97%
Health Sciences Class P
2021	$15.43	92,055	$1,419,967	0.00%	0.00%	12.61%
03/11/2020 - 12/31/2020	13.70	35,114	480,989	0.00%	0.00%	30.88%
Real Estate Class I
2021	$114.82	1,004,376	$115,318,671	0.00%	0.00%	40.32%
2020	81.82	1,019,829	83,446,833	0.00%	0.00%	(3.28)%
2019	84.60	1,097,955	92,882,541	0.00%	0.00%	31.28%
2018	64.44	1,144,760	73,765,158	0.00%	0.00%	(7.45)%
2017	69.62	1,260,249	87,743,068	0.00%	0.00%	3.24%
Real Estate Class P
2021	$14.24	2,857	$40,698	0.00%	0.00%	40.60%
03/04/2020 - 12/31/2020	10.13	2,133	21,610	0.00%	0.00%	(4.71)%
Technology Class I
2021	$29.00	1,787,109	$51,834,613	0.00%	0.00%	13.86%
2020	25.47	2,088,789	53,209,091	0.00%	0.00%	47.24%
2019	17.30	1,784,422	30,872,221	0.00%	0.00%	36.32%
2018	12.69	1,889,298	23,978,116	0.00%	0.00%	1.79%
2017	12.47	1,831,834	22,840,201	0.00%	0.00%	38.78%
Technology Class P
2021	$18.67	64,662	$1,207,001	0.00%	0.00%	14.09%
2020	16.36	27,415	448,532	0.00%	0.00%	47.54%
12/31/2019 - 12/31/2019	11.09	230	2,551	0.00%	0.00%	1.83%
ESG Diversified Class P (4)
10/04/2021 - 12/31/2021	$10.69	608	$6,504	0.00%	0.00%	5.21%
PSF DFA Balanced Allocation Class D
2021	$16.87	687,015	$11,590,659	0.00%	0.00%	12.50%
2020	15.00	704,036	10,558,160	0.00%	0.00%	12.11%
2019	13.38	678,497	9,076,243	0.00%	0.00%	19.75%
2018	11.17	307,824	3,438,647	0.00%	0.00%	(6.19)%
2017	11.91	144,930	1,725,808	0.00%	0.00%	12.98%
PSF DFA Balanced Allocation Class P
2021	$13.13	20,533	$269,636	0.00%	0.00%	12.78%
03/09/2020 - 12/31/2020	11.64	6,281	73,136	0.00%	0.00%	23.74%
Pacific Dynamix - Conservative Growth Class I
2021	$25.23	680,836	$17,175,295	0.00%	0.00%	6.44%
2020	23.70	648,379	15,366,499	0.00%	0.00%	12.21%
2019	21.12	579,729	12,244,024	0.00%	0.00%	15.47%
2018	18.29	501,015	9,164,288	0.00%	0.00%	(3.84)%
2017	19.02	506,025	9,626,032	0.00%	0.00%	9.94%
Pacific Dynamix - Conservative Growth Class P
2021	$12.32	237,267	$2,922,672	0.00%	0.00%	6.66%
01/27/2020 - 12/31/2020	11.55	43,308	500,162	0.00%	0.00%	11.97%
Pacific Dynamix - Moderate Growth Class I
2021	$31.45	2,493,186	$78,405,962	0.00%	0.00%	10.62%
2020	28.43	2,463,729	70,042,996	0.00%	0.00%	14.58%
2019	24.81	2,619,824	65,004,271	0.00%	0.00%	18.94%
2018	20.86	2,301,791	48,018,412	0.00%	0.00%	(5.53)%
2017	22.08	1,948,157	43,018,698	0.00%	0.00%	13.79%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Pacific Dynamix - Moderate Growth Class P
2021	$13.22	1,656,196	$21,896,050	0.00%	0.00%	10.85%
2020	11.93	88,015	1,049,750	0.00%	0.00%	14.81%
12/23/2019 - 12/31/2019	10.39	4,556	47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2021	$38.42	3,148,866	$120,972,311	0.00%	0.00%	14.33%
2020	33.60	3,087,728	103,751,133	0.00%	0.00%	15.79%
2019	29.02	2,924,588	84,870,166	0.00%	0.00%	22.94%
2018	23.61	2,659,611	62,780,646	0.00%	0.00%	(7.28)%
2017	25.46	2,256,763	57,454,483	0.00%	0.00%	17.52%
Pacific Dynamix - Growth Class P
2021	$13.96	1,244,853	$17,378,260	0.00%	0.00%	14.57%
01/08/2020 - 12/31/2020	12.18	245,207	2,987,787	0.00%	0.00%	15.56%
Portfolio Optimization Conservative Class I
2021	$15.85	1,003,548	$15,901,250	0.00%	0.00%	2.20%
2020	15.50	1,124,746	17,437,289	0.00%	0.00%	7.88%
2019	14.37	1,144,298	16,443,939	0.00%	0.00%	12.20%
2018	12.81	975,302	12,491,565	0.00%	0.00%	(3.38)%
2017	13.26	1,133,653	15,027,544	0.00%	0.00%	7.37%
Portfolio Optimization Conservative Class P
2021	$11.23	4,955	$55,625	0.00%	0.00%	2.41%
03/09/2020 - 12/31/2020	10.96	607	6,657	0.00%	0.00%	10.30%
Portfolio Optimization Moderate-Conservative Class I
2021	$18.33	3,016,948	$55,311,976	0.00%	0.00%	6.28%
2020	17.25	3,138,211	54,135,722	0.00%	0.00%	9.97%
2019	15.69	3,430,829	53,817,810	0.00%	0.00%	15.28%
2018	13.61	3,525,034	47,966,985	0.00%	0.00%	(4.99)%
2017	14.32	3,757,613	53,816,270	0.00%	0.00%	10.79%
Portfolio Optimization Moderate-Conservative Class P
2021	$12.03	1,531	$18,416	0.00%	0.00%	6.49%
03/09/2020 - 12/31/2020	11.29	1,426	16,100	0.00%	0.00%	16.74%
Portfolio Optimization Moderate Class I
2021	$20.63	12,905,053	$266,291,183	0.00%	0.00%	9.18%
2020	18.90	13,311,873	251,587,848	0.00%	0.00%	11.83%
2019	16.90	14,309,533	241,840,587	0.00%	0.00%	18.46%
2018	14.27	15,440,564	220,291,870	0.00%	0.00%	(6.55)%
2017	15.27	16,249,004	248,075,658	0.00%	0.00%	13.22%
Portfolio Optimization Moderate Class P
2021	$12.66	36,520	$462,303	0.00%	0.00%	9.40%
01/09/2020 - 12/31/2020	11.57	22,515	260,533	0.00%	0.00%	11.30%
Portfolio Optimization Growth Class I
2021	$23.12	18,304,643	$423,271,149	0.00%	0.00%	13.12%
2020	20.44	18,690,684	382,080,784	0.00%	0.00%	12.72%
2019	18.13	19,347,325	350,862,318	0.00%	0.00%	21.65%
2018	14.91	20,444,339	304,762,868	0.00%	0.00%	(8.19)%
2017	16.24	21,030,059	341,465,441	0.00%	0.00%	16.38%
Portfolio Optimization Growth Class P
2021	$13.35	156,026	$2,083,549	0.00%	0.00%	13.34%
01/27/2020 - 12/31/2020	11.78	83,963	989,233	0.00%	0.00%	13.10%
Portfolio Optimization Aggressive-Growth Class I
2021	$24.34	8,557,598	$208,308,101	0.00%	0.00%	15.68%
2020	21.04	8,901,060	187,292,082	0.00%	0.00%	12.46%
2019	18.71	9,136,572	170,953,835	0.00%	0.00%	23.76%
2018	15.12	9,260,158	140,002,827	0.00%	0.00%	(9.39)%
2017	16.69	9,461,777	157,880,353	0.00%	0.00%	18.60%
Portfolio Optimization Aggressive-Growth Class P
2021	$13.72	61,019	$837,098	0.00%	0.00%	15.92%
02/26/2020 - 12/31/2020	11.83	29,566	349,916	0.00%	0.00%	17.52%
Invesco V.I. Global Series I
2021	$17.08	73,692	$1,258,402	0.00%	0.00%	15.49%
01/23/2020 - 12/31/2020	14.79	16,937	250,437	1.16%	0.00%	23.57%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco V.I. Global Series II
2021	$27.72	751,836	$20,842,448	0.00%	0.00%	15.17%
2020	24.07	708,959	17,064,953	0.45%	0.00%	27.34%
2019	18.90	736,252	13,917,335	0.65%	0.00%	31.45%
2018	14.38	694,820	9,991,473	0.75%	0.00%	(13.39)%
2017	16.60	610,541	10,137,154	0.72%	0.00%	36.32%
Invesco V.I. International Growth Series I
2021	$13.47	57,770	$778,126	1.87%	0.00%	5.89%
2020	12.72	19,790	251,734	4.42%	0.00%	14.00%
12/31/2019 - 12/31/2019	11.16	190	2,126	0.00%	0.00%	0.00%
Invesco V.I. International Growth Series II
2021	$19.29	1,818,385	$35,079,645	1.05%	0.00%	5.61%
2020	18.27	1,879,345	34,331,022	2.17%	0.00%	13.74%
2019	16.06	1,978,911	31,782,959	1.29%	0.00%	28.24%
2018	12.52	2,121,954	26,575,849	1.82%	0.00%	(15.20)%
2017	14.77	2,158,059	31,874,360	1.30%	0.00%	22.73%
Invesco V.I. Main Street Small Cap Series I
2021	$16.56	362,576	$6,004,284	0.41%	0.00%	22.55%
2020	13.51	239,949	3,242,332	0.75%	0.00%	19.93%
2019	11.27	79,010	890,220	0.21%	0.00%	26.47%
05/25/2018 - 12/31/2018	8.91	52,965	471,863	0.08%	0.00%	(15.28)%
American Century VP Mid Cap Value Class I
2021	$14.36	49,027	$704,195	1.44%	0.00%	23.20%
2020	11.66	14,722	171,630	2.20%	0.00%	1.21%
12/31/2019 - 12/31/2019	11.52	148	1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2021	$30.16	1,379,498	$41,601,148	1.02%	0.00%	23.02%
2020	24.51	1,473,310	36,117,545	1.69%	0.00%	1.11%
2019	24.25	1,432,391	34,728,746	1.91%	0.00%	28.99%
2018	18.80	1,500,051	28,194,817	1.34%	0.00%	(12.96)%
2017	21.59	1,176,754	25,411,956	1.34%	0.00%	11.47%
American Funds IS Asset Allocation Class 2
2021	$14.12	589,241	$8,319,135	1.87%	0.00%	15.10%
2020	12.27	260,888	3,200,086	2.78%	0.00%	12.46%
12/27/2019 - 12/31/2019	10.91	1,674	18,254	0.00%	0.00%	(0.34)%
American Funds IS Asset Allocation Class 4
2021	$41.77	2,503,361	$104,569,774	1.38%	0.00%	14.84%
2020	36.37	2,408,347	87,599,605	1.50%	0.00%	12.16%
2019	32.43	2,317,682	75,162,694	1.85%	0.00%	20.93%
2018	26.82	1,927,708	51,697,865	1.50%	0.00%	(4.83)%
2017	28.18	1,797,931	50,666,058	1.42%	0.00%	15.91%
American Funds IS Growth Class 2
2021	$21.50	299,735	$6,443,696	0.28%	0.00%	21.99%
2020	17.62	81,789	1,441,354	0.32%	0.00%	52.08%
12/20/2019 - 12/31/2019	11.59	1,103	12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2021	$75.77	2,259,531	$171,213,804	0.06%	0.00%	21.68%
2020	62.27	2,196,682	136,790,246	0.21%	0.00%	51.71%
2019	41.05	2,277,276	93,471,721	0.57%	0.00%	30.44%
2018	31.47	2,330,860	73,345,154	0.25%	0.00%	(0.50)%
2017	31.63	2,410,313	76,229,437	0.44%	0.00%	27.98%
American Funds IS Growth-Income Class 2
2021	$15.83	258,546	$4,092,164	1.50%	0.00%	24.10%
2020	12.75	73,571	938,359	2.26%	0.00%	13.55%
12/20/2019 - 12/31/2019	11.23	284	3,195	0.00%	0.00%	0.06%
American Funds IS Growth-Income Class 4
2021	$47.32	2,806,895	$132,823,728	0.96%	0.00%	23.80%
2020	38.22	2,870,552	109,722,745	1.18%	0.00%	13.25%
2019	33.75	3,036,847	102,500,031	1.52%	0.00%	25.85%
2018	26.82	3,035,465	81,406,628	1.24%	0.00%	(2.06)%
2017	27.38	3,106,257	85,054,785	1.31%	0.00%	22.08%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS American High-Income Trust Class 2
2021	$12.08	46,952	$567,145	7.96%	0.00%	8.42%
01/29/2020 - 12/31/2020	11.14	8,461	94,272	15.95%	0.00%	7.50%
American Funds IS International Class 2
2021	$12.76	104,466	$1,332,951	4.11%	0.00%	(1.50)%
01/16/2020 - 12/31/2020	12.95	28,182	365,051	1.02%	0.00%	12.03%
American Funds IS New World Fund Class 2
2021	$14.66	87,538	$1,283,493	1.22%	0.00%	4.92%
01/09/2020 - 12/31/2020	13.97	18,681	261,060	0.06%	0.00%	22.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2021	$16.86	998,968	$16,839,818	2.37%	0.00%	11.99%
2020	15.05	667,393	10,045,689	2.47%	0.00%	14.67%
2019	13.13	250,553	3,288,960	3.81%	0.00%	21.41%
2018	10.81	79,395	858,434	1.10%	0.00%	(4.94)%
2017	11.37	61,462	699,104	2.33%	0.00%	15.11%
BlackRock Basic Value V.I. Class III
2021	$33.20	762,559	$25,319,078	1.12%	0.00%	21.34%
2020	27.36	780,279	21,351,585	2.08%	0.00%	3.13%
2019	26.53	778,206	20,648,537	2.19%	0.00%	23.53%
2018	21.48	812,181	17,445,030	1.53%	0.00%	(8.11)%
2017	23.38	885,032	20,688,609	0.97%	0.00%	8.01%
BlackRock Global Allocation V.I. Class I
2021	$13.99	117,014	$1,637,201	1.26%	0.00%	6.67%
01/15/2020 - 12/31/2020	13.12	36,869	483,578	2.96%	0.00%	19.54%
BlackRock Global Allocation V.I. Class III
2021	$31.96	2,478,104	$79,209,321	0.83%	0.00%	6.42%
2020	30.04	2,468,204	74,136,590	1.32%	0.00%	20.71%
2019	24.88	2,562,814	63,772,435	1.27%	0.00%	17.75%
2018	21.13	2,756,653	58,253,061	0.87%	0.00%	(7.58)%
2017	22.86	2,704,263	61,831,771	1.27%	0.00%	13.71%
BNY Mellon VIF Appreciation Service Shares
2021	$31.28	108,442	$3,392,171	0.17%	0.00%	26.77%
2020	24.68	70,603	1,742,139	0.55%	0.00%	23.38%
2019	20.00	58,055	1,161,046	0.89%	0.00%	35.78%
2018	14.73	38,044	560,348	1.04%	0.00%	(7.10)%
2017	15.86	29,840	473,114	0.99%	0.00%	27.01%
DFA VA International Small (4)
01/29/2021 - 12/31/2021	$14.98	97,424	$1,458,929	7.79%	0.00%	15.35%
DFA VA International Value
2021	$13.43	46,329	$622,237	9.18%	0.00%	18.11%
2020	11.37	7,478	85,032	5.67%	0.00%	(1.76)%
12/20/2019 - 12/31/2019	11.58	11	128	0.00%	0.00%	0.33%
DFA VA Short-Term Fixed (4)
01/29/2021 - 12/31/2021	$9.98	93,975	$938,063	0.01%	0.00%	(0.19)%
DFA VA U.S. Large Value
2021	$14.68	94,470	$1,386,553	3.49%	0.00%	27.04%
01/29/2020 - 12/31/2020	11.55	21,979	253,935	5.63%	0.00%	1.40%
DFA VA U.S. Targeted Value
2021	$17.27	54,375	$939,001	3.19%	0.00%	39.68%
03/30/2020 - 12/31/2020	12.36	10,798	133,495	5.08%	0.00%	72.00%
Fidelity VIP Bond Index Investor Class (4)
01/29/2021 - 12/31/2021	$9.90	284,249	$2,815,077	2.23%	0.00%	(1.17)%
Fidelity VIP Bond Index Service Class 2
2021	$10.44	119,613	$1,248,288	1.32%	0.00%	(2.24)%
01/09/2020 - 12/31/2020	10.68	25,461	271,803	2.35%	0.00%	6.96%
Fidelity VIP Contrafund Initial Class
2021	$18.61	45,407	$844,882	0.04%	0.00%	27.83%
2020	14.56	20,132	293,026	0.23%	0.00%	30.57%
12/20/2019 - 12/31/2019	11.15	574	6,394	0.00%	0.00%	0.19%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Contrafund Service Class 2
2021	$60.27	1,520,612	$91,652,321	0.03%	0.00%	27.51%
2020	47.27	1,595,287	75,408,138	0.08%	0.00%	30.23%
2019	36.30	1,714,933	62,244,855	0.22%	0.00%	31.27%
2018	27.65	1,883,320	52,071,479	0.44%	0.00%	(6.64)%
2017	29.62	1,995,114	59,085,350	0.77%	0.00%	21.59%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2021	$21.02	97,086	$2,041,178	0.97%	0.00%	5.60%
2020	19.91	93,137	1,854,381	1.03%	0.00%	12.24%
2019	17.74	88,951	1,577,897	1.91%	0.00%	15.75%
2018	15.33	85,992	1,317,857	1.44%	0.00%	(4.26)%
2017	16.01	90,352	1,446,306	1.36%	0.00%	12.80%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2021	$22.08	131,337	$2,900,423	0.87%	0.00%	7.39%
2020	20.56	132,576	2,726,252	1.07%	0.00%	13.56%
2019	18.11	132,674	2,402,373	1.88%	0.00%	17.97%
2018	15.35	136,873	2,100,830	1.22%	0.00%	(5.28)%
2017	16.20	211,178	3,422,055	1.22%	0.00%	14.80%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2021	$22.65	304,488	$6,896,377	0.84%	0.00%	9.26%
2020	20.73	340,986	7,068,269	0.96%	0.00%	14.72%
2019	18.07	446,994	8,076,758	1.76%	0.00%	19.88%
2018	15.07	458,084	6,904,613	1.20%	0.00%	(6.08)%
2017	16.05	514,191	8,251,807	1.23%	0.00%	16.26%
Fidelity VIP Freedom 2025 Portfolio Initial Class (4)
11/03/2021 - 12/31/2021	$13.05	1,589	$20,733	6.30%	0.00%	0.01%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2021	$24.39	652,495	$15,911,937	0.84%	0.00%	10.55%
2020	22.06	651,352	14,368,350	0.99%	0.00%	15.68%
2019	19.07	699,574	13,340,689	1.98%	0.00%	21.51%
2018	15.69	575,427	9,030,556	1.27%	0.00%	(6.78)%
2017	16.83	595,571	10,026,036	1.16%	0.00%	17.57%
Fidelity VIP Freedom 2030 Portfolio Initial Class
2021	$14.40	25,911	$373,220	1.34%	0.00%	12.37%
01/28/2020 - 12/31/2020	12.82	8,184	104,900	1.35%	0.00%	16.05%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2021	$24.87	767,355	$19,082,254	0.92%	0.00%	12.07%
2020	22.19	676,116	15,002,539	0.99%	0.00%	16.64%
2019	19.02	705,639	13,423,558	1.88%	0.00%	24.11%
2018	15.33	633,972	9,717,247	1.06%	0.00%	(8.05)%
2017	16.67	688,721	11,481,094	1.13%	0.00%	20.69%
Fidelity VIP Freedom 2035 Portfolio Initial Class
2021	$15.26	48,239	$736,083	1.57%	0.00%	15.46%
02/10/2020 - 12/31/2020	13.22	14,876	196,612	2.74%	0.00%	16.38%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2021	$27.70	588,023	$16,290,796	0.80%	0.00%	15.18%
2020	24.05	587,688	14,136,214	0.91%	0.00%	17.96%
2019	20.39	564,887	11,519,396	1.74%	0.00%	27.13%
2018	16.04	465,513	7,467,048	1.02%	0.00%	(9.50)%
2017	17.72	409,702	7,261,287	1.22%	0.00%	23.07%
Fidelity VIP Freedom 2045 Portfolio Initial Class
2021	$15.84	71,119	$1,126,727	1.56%	0.00%	17.83%
01/21/2020 - 12/31/2020	13.45	10,512	141,337	2.46%	0.00%	16.84%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2021	$28.93	516,728	$14,949,963	0.70%	0.00%	17.53%
2020	24.62	509,138	12,533,196	0.79%	0.00%	18.97%
2019	20.69	493,443	10,210,423	1.70%	0.00%	28.25%
2018	16.13	411,180	6,634,010	1.00%	0.00%	(10.13)%
2017	17.95	354,672	6,367,437	1.30%	0.00%	23.30%
Fidelity VIP Freedom Income Portfolio Initial Class
2021	$11.74	14,195	$166,648	1.27%	0.00%	3.35%
01/15/2020 - 12/31/2020	11.36	5,783	65,689	2.24%	0.00%	9.55%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom Income Portfolio Service Class 2
2021	$17.97	148,323	$2,665,951	0.82%	0.00%	3.03%
2020	17.45	156,764	2,734,872	1.20%	0.00%	10.29%
2019	15.82	91,392	1,445,712	1.85%	0.00%	11.63%
2018	14.17	96,545	1,368,061	1.48%	0.00%	(2.27)%
2017	14.50	97,677	1,416,308	1.26%	0.00%	8.36%
Fidelity VIP Government Money Market Service Class
2021	$10.45	18,385,177	$192,174,551	0.01%	0.00%	0.01%
2020	10.45	22,555,301	235,739,053	0.23%	0.00%	0.28%
2019	10.42	15,544,800	162,012,845	1.89%	0.00%	1.92%
2018	10.23	18,262,361	186,755,419	1.55%	0.00%	1.55%
2017	10.07	14,255,248	143,551,113	0.57%	0.00%	0.57%
Fidelity VIP Growth Service Class 2
2021	$70.74	485,699	$34,360,111	0.00%	0.00%	22.90%
2020	57.56	407,079	23,431,734	0.03%	0.00%	43.55%
2019	40.10	282,546	11,329,627	0.05%	0.00%	33.98%
2018	29.93	312,428	9,350,793	0.04%	0.00%	(0.43)%
2017	30.06	382,067	11,484,643	0.07%	0.00%	34.81%
Fidelity VIP International Index Investor Class (4)
01/08/2021 - 12/31/2021	$13.43	330,515	$4,440,463	7.07%	0.00%	3.92%
Fidelity VIP International Index Service Class 2
2021	$13.51	64,244	$867,740	4.17%	0.00%	7.48%
2020	12.57	15,287	192,121	2.38%	0.00%	10.34%
12/13/2019 - 12/31/2019	11.39	253	2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Initial Class
2021	$16.79	102,531	$1,721,770	0.94%	0.00%	25.60%
01/09/2020 - 12/31/2020	13.37	41,645	556,783	0.81%	0.00%	18.23%
Fidelity VIP Mid Cap Service Class 2
2021	$49.40	914,255	$45,165,901	0.37%	0.00%	25.31%
2020	39.42	961,905	37,923,043	0.40%	0.00%	17.87%
2019	33.45	948,657	31,731,256	0.68%	0.00%	23.17%
2018	27.16	997,903	27,099,060	0.40%	0.00%	(14.77)%
2017	31.86	1,260,670	40,168,338	0.49%	0.00%	20.54%
Fidelity VIP Total Market Index Investor Class (4)
01/08/2021 - 12/31/2021	$16.19	889,753	$14,406,226	3.73%	0.00%	22.81%
Fidelity VIP Total Market Index Service Class 2
2021	$17.13	130,356	$2,233,548	1.50%	0.00%	25.38%
01/07/2020 - 12/31/2020	13.67	20,080	274,414	3.14%	0.00%	19.77%
Fidelity VIP Value Strategies Service Class 2
2021	$40.12	293,299	$11,768,353	1.33%	0.00%	33.34%
2020	30.09	221,860	6,676,066	1.08%	0.00%	8.02%
2019	27.86	210,186	5,855,139	1.48%	0.00%	34.10%
2018	20.77	201,665	4,189,319	0.72%	0.00%	(17.50)%
2017	25.18	268,653	6,764,522	1.26%	0.00%	19.08%
Templeton Foreign VIP Class 1
2021	$11.84	35,569	$421,025	1.77%	0.00%	4.44%
01/27/2020 - 12/31/2020	11.33	13,918	157,744	3.16%	0.00%	1.95%
Templeton Foreign VIP Class 2
2021	$13.74	1,686,933	$23,180,484	1.88%	0.00%	4.16%
2020	13.19	1,726,026	22,770,787	3.38%	0.00%	(1.16)%
2019	13.35	1,551,281	20,705,105	1.73%	0.00%	12.53%
2018	11.86	1,657,982	19,665,437	2.68%	0.00%	(15.44)%
2017	14.03	1,843,186	25,854,408	2.62%	0.00%	16.69%
Templeton Global Bond VIP Class 1
2021	$9.18	23,537	$216,072	0.00%	0.00%	(4.62)%
2020	9.63	9,809	94,414	7.63%	0.00%	(5.07)%
12/13/2019 - 12/31/2019	10.14	284	2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2021	$11.65	2,172,036	$25,295,073	0.00%	0.00%	(4.99)%
2020	12.26	2,329,588	28,555,604	8.34%	0.00%	(5.28)%
2019	12.94	3,215,145	41,607,808	7.09%	0.00%	2.01%
2018	12.69	3,267,408	41,449,773	0.00%	0.00%	1.94%
2017	12.44	2,603,285	32,396,884	0.00%	0.00%	1.93%

See Notes to Financial Statements	See explanation of references on page SA-68

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Enterprise Institutional Shares
2021	$15.22	16,513	$251,331	0.28%	0.00%	16.83%
2020	13.03	7,943	103,470	0.06%	0.00%	19.47%
12/31/2019 - 12/31/2019	10.90	195	2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2021	$53.00	748,043	$39,646,452	0.24%	0.00%	16.54%
2020	45.48	826,116	37,569,643	0.00%	0.00%	19.18%
2019	38.16	888,143	33,889,504	0.05%	0.00%	35.16%
2018	28.23	808,957	22,838,668	0.11%	0.00%	(0.66)%
2017	28.42	659,947	18,756,505	0.15%	0.00%	27.09%
Janus Henderson Overseas Institutional Shares
2021	$15.80	33,503	$529,214	2.46%	0.00%	13.58%
02/28/2020 - 12/31/2020	13.91	1,548	21,529	2.22%	0.00%	29.70%
Janus Henderson Overseas Service Shares
2021	$15.49	1,798,949	$27,858,471	1.10%	0.00%	13.29%
2020	13.67	1,354,016	18,508,941	1.22%	0.00%	16.02%
2019	11.78	1,412,667	16,643,856	1.84%	0.00%	26.71%
2018	9.30	1,477,959	13,742,893	1.39%	0.00%	(15.14)%
2017	10.96	2,699,606	29,579,536	1.55%	0.00%	30.80%
Lazard Retirement Global Dynamic Multi-Asset Investor Shares (4)
03/16/2021 - 12/31/2021	$12.21	20,914	$255,342	4.24%	0.00%	11.09%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2021	$15.67	107,169	$1,679,197	2.75%	0.00%	11.94%
2020	14.00	107,429	1,503,771	0.61%	0.00%	0.81%
2019	13.89	106,485	1,478,601	0.05%	0.00%	17.79%
2018	11.79	123,198	1,452,341	1.41%	0.00%	(6.57)%
2017	12.62	108,305	1,366,503	0.00%	0.00%	20.53%
Lazard Retirement International Equity Service Shares
2021	$12.02	180,005	$2,164,035	0.99%	0.00%	5.83%
2020	11.36	153,907	1,748,302	2.40%	0.00%	8.24%
2019	10.49	100,044	1,049,940	0.40%	0.00%	21.00%
06/06/2018 - 12/31/2018	8.67	38,623	334,977	5.98%	0.00%	(13.91)%
ClearBridge Variable Aggressive Growth - Class I
2021	$14.84	9,297	$138,013	0.16%	0.00%	10.30%
01/21/2020 - 12/31/2020	13.46	3,395	45,692	2.65%	0.00%	14.99%
ClearBridge Variable Aggressive Growth - Class II
2021	$35.10	750,617	$26,350,350	0.17%	0.00%	10.04%
2020	31.90	768,784	24,525,441	0.59%	0.00%	17.73%
2019	27.10	831,329	22,526,620	0.78%	0.00%	24.75%
2018	21.72	819,363	17,798,047	0.36%	0.00%	(8.57)%
2017	23.76	967,177	22,977,075	0.27%	0.00%	15.99%
ClearBridge Variable Mid-Cap - Class I
2021	$16.62	52,664	$875,379	0.02%	0.00%	28.71%
01/07/2020 - 12/31/2020	12.91	5,857	75,643	0.59%	0.00%	15.05%
ClearBridge Variable Mid Cap - Class II
2021	$37.32	452,923	$16,904,958	0.03%	0.00%	28.39%
2020	29.07	489,764	14,238,324	0.03%	0.00%	15.10%
2019	25.26	805,291	20,339,440	0.36%	0.00%	32.65%
2018	19.04	475,548	9,054,596	0.17%	0.00%	(12.80)%
2017	21.83	636,772	13,903,781	0.19%	0.00%	12.55%
ClearBridge Variable Small Cap Growth - Class I (4)
05/20/2021 - 12/31/2021	$18.89	22,077	$417,031	0.00%	0.00%	6.78%
Western Asset Variable Global High Yield Bond - Class II
2021	$13.45	59,194	$796,217	4.69%	0.00%	1.04%
2020	13.31	51,140	680,779	4.58%	0.00%	7.12%
2019	12.43	40,942	508,800	5.07%	0.00%	14.01%
2018	10.90	38,884	423,830	4.58%	0.00%	(4.16)%
2017	11.37	75,413	857,701	5.78%	0.00%	8.43%

See Notes to Financial Statements	See explanation of references on page SA-68

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Bond Debenture Class VC
2021	$14.71	1,714,906	$25,218,575	3.18%	0.00%	3.28%
2020	14.24	1,615,840	23,007,706	4.09%	0.00%	7.30%
2019	13.27	1,428,573	18,956,660	4.33%	0.00%	13.35%
2018	11.71	1,138,822	13,331,485	5.68%	0.00%	(4.02)%
2017	12.20	847,582	10,337,577	4.93%	0.00%	9.21%
Lord Abbett Developing Growth Class VC
2021	$43.51	541,014	$23,538,126	0.00%	0.00%	(2.75)%
2020	44.74	994,259	44,479,268	0.00%	0.00%	72.60%
2019	25.92	952,892	24,698,255	0.00%	0.00%	31.77%
2018	19.67	885,228	17,413,049	0.00%	0.00%	4.88%
2017	18.75	675,697	12,672,569	0.00%	0.00%	29.92%
Lord Abbett Fundamental Equity Class VC
2021	$29.80	243,177	$7,247,089	0.87%	0.00%	27.31%
2020	23.41	249,608	5,842,896	1.27%	0.00%	1.77%
2019	23.00	283,051	6,510,284	1.27%	0.00%	21.51%
2018	18.93	291,903	5,525,168	1.50%	0.00%	(8.16)%
2017	20.61	307,699	6,341,334	1.05%	0.00%	12.57%
Lord Abbett Total Return Class VC
2021	$12.76	5,425,740	$69,251,584	2.08%	0.00%	(0.24)%
2020	12.79	4,694,892	60,070,342	2.44%	0.00%	7.43%
2019	11.91	4,631,369	55,161,023	2.83%	0.00%	8.41%
2018	10.99	4,155,870	45,658,033	3.07%	0.00%	(1.03)%
2017	11.10	4,107,392	45,593,441	2.50%	0.00%	3.86%
M Capital Appreciation
2021	$146.69	537,901	$78,904,888	0.00%	0.00%	17.74%
2020	124.59	566,253	70,550,131	0.00%	0.00%	17.73%
2019	105.83	573,228	60,664,838	0.33%	0.00%	28.85%
2018	82.13	613,966	50,426,895	0.28%	0.00%	(14.15)%
2017	95.67	674,210	64,501,201	0.00%	0.00%	19.02%
M International Equity
2021	$46.14	1,894,291	$87,396,067	2.48%	0.00%	11.05%
2020	41.55	1,853,817	77,020,686	1.81%	0.00%	8.90%
2019	38.15	1,757,542	67,054,924	2.95%	0.00%	20.32%
2018	31.71	1,609,349	51,029,338	1.33%	0.00%	(20.57)%
2017	39.92	1,905,029	76,045,912	1.66%	0.00%	24.05%
M Large Cap Growth
2021	$126.23	672,284	$84,862,759	0.00%	0.00%	21.49%
2020	103.90	682,386	70,898,715	0.00%	0.00%	28.89%
2019	80.61	770,602	62,116,514	0.00%	0.00%	36.09%
2018	59.23	795,354	47,108,763	0.00%	0.00%	(4.95)%
2017	62.32	805,188	50,175,826	0.00%	0.00%	38.97%
M Large Cap Value
2021	$42.16	986,020	$41,568,299	1.70%	0.00%	30.01%
2020	32.43	891,099	28,895,941	2.08%	0.00%	(3.16)%
2019	33.49	863,778	28,924,514	1.73%	0.00%	21.52%
2018	27.56	924,495	25,476,059	1.42%	0.00%	(12.07)%
2017	31.34	969,099	30,370,493	1.50%	0.00%	14.99%
MFS New Discovery Series - Initial Class
2021	$16.78	77,203	$1,295,288	0.00%	0.00%	1.80%
2020	16.48	21,541	355,012	0.00%	0.00%	45.89%
12/13/2019 - 12/31/2019	11.30	385	4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2021	$49.82	667,183	$33,236,695	0.00%	0.00%	1.57%
2020	49.05	606,632	29,752,274	0.00%	0.00%	45.58%
2019	33.69	876,290	29,521,030	0.00%	0.00%	41.27%
2018	23.85	580,128	13,833,900	0.00%	0.00%	(1.72)%
2017	24.26	1,094,536	26,556,475	0.00%	0.00%	26.33%
MFS Total Return Series - Initial Class
2021	$13.55	57,707	$782,213	1.50%	0.00%	14.12%
01/08/2020 - 12/31/2020	11.88	22,457	266,752	3.11%	0.00%	9.59%

See Notes to Financial Statements	See explanation of references on page SA-68

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS Utilities Series - Initial Class
2021	$12.97	3,153	$40,899	1.66%	0.00%	14.09%
02/24/2020 - 12/31/2020	11.37	1,839	20,910	3.15%	0.00%	0.39%
MFS Utilities Series - Service Class
2021	$27.96	557,262	$15,581,825	1.53%	0.00%	13.82%
2020	24.57	558,416	13,717,885	2.18%	0.00%	5.62%
2019	23.26	599,411	13,941,187	3.80%	0.00%	24.80%
2018	18.64	600,878	11,198,065	0.85%	0.00%	0.81%
2017	18.49	630,731	11,659,870	4.18%	0.00%	14.49%
MFS Value Series - Initial Class
2021	$14.61	164,655	$2,405,870	1.84%	0.00%	25.45%
2020	11.65	36,938	430,224	1.74%	0.00%	3.48%
12/13/2019 - 12/31/2019	11.26	384	4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2021	$19.47	1,734,171	$33,761,284	1.14%	0.00%	25.16%
2020	15.56	1,750,462	27,228,478	1.31%	0.00%	3.22%
2019	15.07	1,517,487	22,867,919	2.00%	0.00%	29.51%
2018	11.64	1,340,620	15,599,821	1.27%	0.00%	(10.36)%
2017	12.98	1,338,421	17,373,432	1.77%	0.00%	17.35%
MFS Government Securities - Initial Class (4)
05/19/2021 - 12/31/2021	$9.88	3,691	$36,471	3.60%	0.00%	0.38%
Neuberger Berman Sustainable Equity Class I
2021	$30.24	70,149	$2,121,192	0.39%	0.00%	23.48%
2020	24.49	31,392	768,762	0.65%	0.00%	19.56%
2019	20.48	28,899	591,916	0.39%	0.00%	25.88%
2018	16.27	36,387	592,049	0.50%	0.00%	(5.73)%
2017	17.26	26,217	452,469	0.53%	0.00%	18.43%
PIMCO Global Managed Asset Allocation - Advisor Class
2021	$16.43	458,217	$7,527,894	2.34%	0.00%	12.60%
2020	14.59	500,806	7,306,765	7.86%	0.00%	16.71%
2019	12.50	544,179	6,802,653	2.08%	0.00%	16.96%
2018	10.69	557,552	5,959,129	1.59%	0.00%	(5.61)%
2017	11.32	612,282	6,933,088	2.18%	0.00%	13.99%
PIMCO Global Managed Asset Allocation - Institutional Class
2021	$14.20	8,956	$127,149	2.17%	0.00%	12.77%
03/31/2020 - 12/31/2020	12.59	1,244	15,665	5.99%	0.00%	35.99%
PIMCO Income - Administrative Class
2021	$11.92	481,383	$5,735,954	2.90%	0.00%	2.00%
2020	11.68	365,721	4,272,481	4.62%	0.00%	6.52%
2019	10.97	281,310	3,085,100	3.52%	0.00%	8.58%
06/05/2018 - 12/31/2018	10.10	29,702	299,995	3.49%	0.00%	0.92%
Royce Micro-Cap Service Class
2021	$24.03	287,104	$6,900,010	0.00%	0.00%	29.52%
2020	18.56	154,444	2,865,750	0.00%	0.00%	23.55%
2019	15.02	150,104	2,254,252	0.00%	0.00%	19.24%
2018	12.60	165,710	2,087,141	0.00%	0.00%	(9.29)%
2017	13.88	149,935	2,081,751	0.56%	0.00%	5.02%
State Street Total Return V.I.S. Class 3
2021	$21.71	117,021	$2,540,981	1.89%	0.00%	13.20%
2020	19.18	112,832	2,164,302	1.73%	0.00%	6.14%
2019	18.07	114,403	2,067,528	3.28%	0.00%	15.57%
2018	15.64	69,217	1,082,397	1.65%	0.00%	(6.61)%
2017	16.74	96,389	1,613,967	1.88%	0.00%	15.26%
T. Rowe Price Blue Chip Growth - I
2021	$17.47	358,337	$6,259,460	0.00%	0.00%	17.62%
2020	14.85	133,197	1,978,125	0.00%	0.00%	34.28%
12/05/2019 - 12/31/2019	11.06	679	7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2021	$71.41	2,701,478	$192,915,011	0.00%	0.00%	17.33%
2020	60.86	2,952,258	179,684,418	0.00%	0.00%	33.92%
2019	45.45	3,267,610	148,508,466	0.00%	0.00%	29.58%
2018	35.07	3,211,817	112,652,770	0.00%	0.00%	1.65%
2017	34.51	3,038,914	104,857,855	0.00%	0.00%	35.82%

See Notes to Financial Statements	See explanation of references on page SA-68

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
T. Rowe Price Equity Income - I
2021	$14.47	158,982	$2,300,096	1.73%	0.00%	25.55%
2020	11.52	72,266	832,759	2.91%	0.00%	1.18%
12/05/2019 - 12/31/2019	11.39	519	5,907	13.99%	0.00%	3.75%
T. Rowe Price Equity Income - II
2021	$34.07	2,808,577	$95,697,910	1.38%	0.00%	25.22%
2020	27.21	3,012,637	81,979,353	2.10%	0.00%	0.96%
2019	26.95	3,107,815	83,767,750	2.11%	0.00%	26.04%
2018	21.38	2,901,473	62,046,998	1.79%	0.00%	(9.69)%
2017	23.68	2,895,397	68,562,373	1.53%	0.00%	15.73%
VanEck VIP Global Resources Initial Class
2021	$23.50	1,360,277	$31,963,053	0.43%	0.00%	18.92%
2020	19.76	1,360,028	26,873,203	0.95%	0.00%	19.11%
2019	16.59	1,438,768	23,867,490	0.00%	0.00%	11.87%
2018	14.83	1,419,346	21,047,322	0.00%	0.00%	(28.28)%
2017	20.68	1,613,669	33,362,689	0.00%	0.00%	(1.70)%
Vanguard VIF High Yield Bond (4)
01/13/2021 - 12/31/2021	$11.29	114,453	$1,291,612	0.14%	0.00%	3.81%
Vanguard VIF Mid-Cap Index
2021	$15.52	510,086	$7,917,856	0.31%	0.00%	24.36%
2020	12.48	42,997	536,700	0.59%	0.00%	18.07%
12/20/2019 - 12/31/2019	10.57	24	256	0.00%	0.00%	0.29%
Vanguard VIF Real Estate Index
2021	$13.28	156,943	$2,084,552	0.80%	0.00%	40.21%
02/03/2020 - 12/31/2020	9.47	22,735	215,375	0.29%	0.00%	(6.22)%

(1)

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)

There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)

Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Operations commenced or resumed during 2021 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2021, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2021 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following Variable Accounts changed names during 2021:

Current Variable Account Names	Former Variable Account Names
American Funds IS American High-Income Trust Class 2	American Funds IS High-Income Bond Class 2
Invesco V.I. Global Series I	Invesco Oppenheimer V.I. Global Series I
Invesco V.I. Global Series II	Invesco Oppenheimer V.I. Global Series II
Invesco V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Series I
VanEck VIP Global Resources Initial Class	VanEck VIP Global Hard Assets Initial Class

The following Variable Accounts commenced or resumed operations during 2021:

	Commenced	Commenced
	or Resumed	or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Core Income Class P	May 19, 2021	Fidelity VIP International Index Investor Class	January 08, 2021
Hedged Equity Class P	June 02, 2021	Fidelity VIP Total Market Index Investor Class	January 08, 2021
ESG Diversified Class P	October 04, 2021	Lazard Retirement Global Dynamic Multi-Asset Investor Shares	March 16, 2021
DFA VA International Small	January 29, 2021	ClearBridge Variable Small Cap Growth - Class I	May 20, 2021
DFA VA Short-Term Fixed	January 29, 2021	MFS Government Securities - Initial Class	May 19, 2021
Fidelity VIP Bond Index Investor Class	January 29, 2021	Vanguard VIF High Yield Bond	January 13, 2021
Fidelity VIP Freedom 2025 Portfolio Initial Class	November 03, 2021

On April 30, 2020, the Inflation Strategy Class I and Currency Strategies Class I Variable Accounts were liquidated. Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2020, no other information for these Variable Accounts are included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2021.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2021, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 —	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 —	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2021, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	156,493	(214,982)	(58,489)	405,651	(322,655)	82,996
Core Income Class P	1,612	(148)	1,464
Diversified Bond Class I	1,452,409	(1,174,796)	277,613	1,380,776	(1,379,668)	1,108
Diversified Bond Class P	177,395	(19,447)	157,948	46,221	(6,078)	40,143
Floating Rate Income Class I	1,016,146	(342,791)	673,355	431,898	(955,303)	(523,405)
Floating Rate Income Class P	18,921	(2,735)	16,186	631	(67)	564
High Yield Bond Class I	392,604	(338,515)	54,089	464,736	(509,149)	(44,413)
High Yield Bond Class P	29,876	(3,437)	26,439	9,004	(4,151)	4,853
Inflation Managed Class I	186,605	(135,285)	51,320	153,443	(245,980)	(92,537)
Inflation Managed Class P	23,229	(5,237)	17,992	3,657	(164)	3,493
Managed Bond Class I	811,517	(689,271)	122,246	874,771	(598,756)	276,015
Managed Bond Class P	83,398	(16,009)	67,389	16,469	(2,270)	14,199
Short Duration Bond Class I	1,933,949	(2,586,472)	(652,523)	2,973,307	(1,704,321)	1,268,986
Short Duration Bond Class P	85,274	(11,747)	73,527	30,483	(4,052)	26,431
Emerging Markets Debt Class I	89,174	(49,352)	39,822	90,601	(465,774)	(375,173)
Emerging Markets Debt Class P	5,457	(626)	4,831	1,091	(93)	998
Dividend Growth Class I	220,936	(247,361)	(26,425)	291,645	(368,942)	(77,297)
Dividend Growth Class P	36,512	(5,227)	31,285	19,153	(3,354)	15,799
Equity Index Class I	624,670	(780,741)	(156,071)	803,358	(942,326)	(138,968)
Equity Index Class P	2,069,518	(397,772)	1,671,746	249,332	(41,780)	207,552
Focused Growth Class I	98,147	(146,411)	(48,264)	79,724	(227,651)	(147,927)
Growth Class I	222,701	(198,018)	24,683	215,867	(504,198)	(288,331)
Growth Class P	94,431	(18,539)	75,892	57,522	(8,162)	49,360
Hedged Equity Class P	40,807	(1,890)	38,917
Large-Cap Growth Class I	885,029	(1,310,457)	(425,428)	651,600	(726,004)	(74,404)
Large-Cap Value Class I	465,229	(509,465)	(44,236)	480,625	(520,694)	(40,069)
Large-Cap Value Class P	127,910	(10,748)	117,162	14,283	(2,120)	12,163
Main Street Core Class I	54,141	(138,535)	(84,394)	65,657	(221,760)	(156,103)
Main Street Core Class P	44,926	(4,780)	40,146	7,926	(639)	7,287
Mid-Cap Equity Class I	253,526	(482,816)	(229,290)	294,284	(406,870)	(112,586)
Mid-Cap Growth Class I	1,031,492	(717,518)	313,974	1,144,453	(1,702,621)	(558,168)
Mid-Cap Growth Class P	32,430	(10,137)	22,293	8,520	(1,163)	7,357
Mid-Cap Value Class I	88,619	(86,675)	1,944	115,486	(90,403)	25,083
Mid-Cap Value Class P	7,765	(3,098)	4,667	4,175	(398)	3,777
Small-Cap Equity Class I	228,549	(248,279)	(19,730)	200,101	(179,933)	20,168
Small-Cap Equity Class P	28,009	(3,642)	24,367	14,154	(1,309)	12,845
Small-Cap Growth Class I	3	(30,987)	(30,984)	—	(58,462)	(58,462)
Small-Cap Index Class I	922,432	(1,166,459)	(244,027)	482,132	(887,853)	(405,721)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2021			2020
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Index Class P	418,211	(49,219)	368,992	50,564	(7,225)	43,339
Small-Cap Value Class I	264,957	(272,921)	(7,964)	309,852	(307,158)	2,694
Small-Cap Value Class P	20,656	(6,024)	14,632	10,730	(1,906)	8,824
Value Class I	237,159	(284,981)	(47,822)	358,251	(354,315)	3,936
Value Class P	8,853	(3,483)	5,370	6,192	(735)	5,457
Value Advantage Class I	363,173	(119,677)	243,496	161,493	(110,515)	50,978
Value Advantage Class P	15,204	(4,928)	10,276	19,216	(2,008)	17,208
Emerging Markets Class I	490,182	(413,767)	76,415	360,434	(604,125)	(243,691)
Emerging Markets Class P	98,806	(11,748)	87,058	21,812	(2,138)	19,674
International Large-Cap Class I	1,493,261	(2,156,131)	(662,870)	1,344,004	(1,380,703)	(36,699)
International Large-Cap Class P	74,070	(11,294)	62,776	19,204	(2,139)	17,065
International Small-Cap Class I	273,544	(395,537)	(121,993)	475,649	(951,851)	(476,202)
International Small-Cap Class P	27,684	(4,596)	23,088	6,874	(1,210)	5,664
International Value Class I	394,033	(536,900)	(142,867)	798,719	(792,941)	5,778
Health Sciences Class I	132,228	(141,968)	(9,740)	156,600	(198,249)	(41,649)
Health Sciences Class P	70,501	(13,560)	56,941	37,150	(2,036)	35,114
Real Estate Class I	142,256	(157,709)	(15,453)	218,460	(296,586)	(78,126)
Real Estate Class P	1,381	(657)	724	2,797	(664)	2,133
Technology Class I	386,613	(688,293)	(301,680)	982,651	(678,284)	304,367
Technology Class P	50,634	(13,387)	37,247	31,018	(3,833)	27,185
ESG Diversified Class P	661	(53)	608
PSF DFA Balanced Allocation Class D	152,262	(169,283)	(17,021)	207,958	(182,419)	25,539
PSF DFA Balanced Allocation Class P	18,310	(4,058)	14,252	11,566	(5,285)	6,281
Pacific Dynamix - Conservative Growth Class I	102,348	(69,891)	32,457	133,287	(64,637)	68,650
Pacific Dynamix - Conservative Growth Class P	221,196	(27,237)	193,959	49,792	(6,484)	43,308
Pacific Dynamix - Moderate Growth Class I	253,813	(224,356)	29,457	384,843	(540,938)	(156,095)
Pacific Dynamix - Moderate Growth Class P	1,883,733	(315,552)	1,568,181	94,050	(10,591)	83,459
Pacific Dynamix - Growth Class I	427,926	(366,788)	61,138	615,989	(452,849)	163,140
Pacific Dynamix - Growth Class P	1,131,747	(132,101)	999,646	300,526	(55,319)	245,207
Portfolio Optimization Conservative Class I	106,870	(228,068)	(121,198)	221,262	(240,814)	(19,552)
Portfolio Optimization Conservative Class P	4,681	(333)	4,348	675	(68)	607
Portfolio Optimization Moderate-Conservative Class I	182,825	(304,088)	(121,263)	193,968	(486,586)	(292,618)
Portfolio Optimization Moderate-Conservative Class P	827	(722)	105	1,619	(193)	1,426
Portfolio Optimization Moderate Class I	793,887	(1,200,707)	(406,820)	951,804	(1,949,464)	(997,660)
Portfolio Optimization Moderate Class P	20,150	(6,145)	14,005	23,378	(863)	22,515
Portfolio Optimization Growth Class I	1,191,439	(1,577,480)	(386,041)	1,430,342	(2,086,983)	(656,641)
Portfolio Optimization Growth Class P	99,100	(27,037)	72,063	88,061	(4,098)	83,963
Portfolio Optimization Aggressive-Growth Class I	418,401	(761,863)	(343,462)	660,056	(895,568)	(235,512)
Portfolio Optimization Aggressive-Growth Class P	40,520	(9,067)	31,453	34,272	(4,706)	29,566
Invesco V.I. Global Series I	65,578	(8,823)	56,755	19,632	(2,695)	16,937
Invesco V.I. Global Series II	192,070	(149,193)	42,877	196,308	(223,601)	(27,293)
Invesco V.I. International Growth Series I	46,979	(8,999)	37,980	21,907	(2,307)	19,600
Invesco V.I. International Growth Series II	319,246	(380,206)	(60,960)	342,095	(441,661)	(99,566)
Invesco V.I. Main Street Small Cap Series I	159,115	(36,488)	122,627	199,610	(38,671)	160,939
American Century VP Mid Cap Value Class I	46,410	(12,105)	34,305	17,999	(3,425)	14,574
American Century VP Mid Cap Value Class II	311,276	(405,088)	(93,812)	384,087	(343,168)	40,919
American Funds IS Asset Allocation Class 2	416,433	(88,080)	328,353	295,673	(36,459)	259,214
American Funds IS Asset Allocation Class 4	410,141	(315,127)	95,014	477,954	(387,289)	90,665
American Funds IS Growth Class 2	304,958	(87,012)	217,946	91,201	(10,515)	80,686
American Funds IS Growth Class 4	371,292	(308,443)	62,849	287,751	(368,345)	(80,594)
American Funds IS Growth-Income Class 2	218,298	(33,323)	184,975	83,053	(9,766)	73,287
American Funds IS Growth-Income Class 4	210,895	(274,552)	(63,657)	274,010	(440,305)	(166,295)
American Funds IS American High-Income Trust Class 2	44,706	(6,215)	38,491	10,009	(1,548)	8,461
American Funds IS International Class 2	89,406	(13,122)	76,284	32,658	(4,476)	28,182
American Funds IS New World Fund Class 2	80,619	(11,762)	68,857	23,337	(4,656)	18,681
BlackRock 60/40 Target Allocation ETF V.I. Class I	494,922	(163,347)	331,575	502,538	(85,698)	416,840
BlackRock Basic Value V.I. Class III	79,545	(97,265)	(17,720)	84,915	(82,842)	2,073

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2021			2020
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Global Allocation V.I. Class I	94,165	(14,020)	80,145	40,069	(3,200)	36,869
BlackRock Global Allocation V.I. Class III	238,531	(228,631)	9,900	304,950	(399,560)	(94,610)
BNY Mellon VIF Appreciation Service Shares	53,713	(15,874)	37,839	44,234	(31,686)	12,548
DFA VA International Small	103,382	(5,958)	97,424
DFA VA International Value	42,983	(4,132)	38,851	8,470	(1,003)	7,467
DFA VA Short-Term Fixed	111,825	(17,850)	93,975
DFA VA U.S. Large Value	80,471	(7,980)	72,491	23,535	(1,556)	21,979
DFA VA U.S. Targeted Value	50,069	(6,492)	43,577	11,538	(740)	10,798
Fidelity VIP Bond Index Investor Class	307,535	(23,286)	284,249
Fidelity VIP Bond Index Service Class 2	107,676	(13,524)	94,152	27,771	(2,310)	25,461
Fidelity VIP Contrafund Initial Class	36,473	(11,198)	25,275	22,416	(2,858)	19,558
Fidelity VIP Contrafund Service Class 2	167,849	(242,524)	(74,675)	173,683	(293,329)	(119,646)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	45,015	(41,066)	3,949	45,006	(40,820)	4,186
Fidelity VIP Freedom 2015 Portfolio Service Class 2	8,927	(10,166)	(1,239)	18,355	(18,453)	(98)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	90,287	(126,785)	(36,498)	50,128	(156,136)	(106,008)
Fidelity VIP Freedom 2025 Portfolio Initial Class	1,605	(16)	1,589
Fidelity VIP Freedom 2025 Portfolio Service Class 2	122,628	(121,485)	1,143	111,963	(160,185)	(48,222)
Fidelity VIP Freedom 2030 Portfolio Initial Class	18,251	(524)	17,727	8,674	(490)	8,184
Fidelity VIP Freedom 2030 Portfolio Service Class 2	244,292	(153,053)	91,239	102,244	(131,767)	(29,523)
Fidelity VIP Freedom 2035 Portfolio Initial Class	39,257	(5,894)	33,363	17,187	(2,311)	14,876
Fidelity VIP Freedom 2035 Portfolio Service Class 2	92,431	(92,096)	335	147,454	(124,653)	22,801
Fidelity VIP Freedom 2045 Portfolio Initial Class	67,390	(6,783)	60,607	11,997	(1,485)	10,512
Fidelity VIP Freedom 2045 Portfolio Service Class 2	92,761	(85,171)	7,590	123,605	(107,910)	15,695
Fidelity VIP Freedom Income Portfolio Initial Class	9,795	(1,383)	8,412	6,583	(800)	5,783
Fidelity VIP Freedom Income Portfolio Service Class 2	29,867	(38,308)	(8,441)	153,767	(88,395)	65,372
Fidelity VIP Government Money Market Service Class	46,068,407	(50,238,531)	(4,170,124)	36,035,541	(29,025,040)	7,010,501
Fidelity VIP Growth Service Class 2	228,641	(150,021)	78,620	225,909	(101,376)	124,533
Fidelity VIP International Index Investor Class	359,132	(28,617)	330,515
Fidelity VIP International Index Service Class 2	57,335	(8,378)	48,957	16,792	(1,758)	15,034
Fidelity VIP Mid Cap Initial Class	79,845	(18,959)	60,886	47,360	(5,715)	41,645
Fidelity VIP Mid Cap Service Class 2	101,104	(148,754)	(47,650)	180,011	(166,763)	13,248
Fidelity VIP Total Market Index Investor Class	971,050	(81,297)	889,753
Fidelity VIP Total Market Index Service Class 2	130,161	(19,885)	110,276	38,814	(18,734)	20,080
Fidelity VIP Value Strategies Service Class 2	185,961	(114,522)	71,439	67,620	(55,946)	11,674
Templeton Foreign VIP Class 1	26,992	(5,341)	21,651	16,152	(2,234)	13,918
Templeton Foreign VIP Class 2	335,949	(375,042)	(39,093)	379,871	(205,126)	174,745
Templeton Global Bond VIP Class 1	21,253	(7,525)	13,728	11,276	(1,751)	9,525
Templeton Global Bond VIP Class 2	347,666	(505,218)	(157,552)	381,833	(1,267,390)	(885,557)
Janus Henderson Enterprise Institutional Shares	16,025	(7,455)	8,570	9,390	(1,642)	7,748
Janus Henderson Enterprise Service Shares	178,853	(256,926)	(78,073)	239,119	(301,146)	(62,027)
Janus Henderson Overseas Institutional Shares	35,121	(3,166)	31,955	1,728	(180)	1,548
Janus Henderson Overseas Service Shares	621,769	(176,836)	444,933	184,601	(243,252)	(58,651)
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	22,917	(2,003)	20,914
Lazard Retirement Global Dynamic Multi-Asset Service Shares	14,802	(15,062)	(260)	13,374	(12,430)	944
Lazard Retirement International Equity Service Shares	47,697	(21,599)	26,098	85,123	(31,260)	53,863
ClearBridge Variable Aggressive Growth - Class I	7,921	(2,019)	5,902	3,830	(435)	3,395
ClearBridge Variable Aggressive Growth - Class II	101,635	(119,802)	(18,167)	133,620	(196,165)	(62,545)
ClearBridge Variable Mid Cap - Class I	50,780	(3,973)	46,807	7,314	(1,457)	5,857
ClearBridge Variable Mid Cap - Class II	60,300	(97,141)	(36,841)	390,475	(706,002)	(315,527)
ClearBridge Variable Small Cap Growth - Class I	23,139	(1,062)	22,077
Western Asset Variable Global High Yield Bond - Class II	17,652	(9,598)	8,054	24,391	(14,193)	10,198
Lord Abbett Bond Debenture Class VC	410,776	(311,710)	99,066	667,719	(480,452)	187,267
Lord Abbett Developing Growth Class VC	294,412	(747,657)	(453,245)	682,280	(640,913)	41,367
Lord Abbett Fundamental Equity Class VC	22,123	(28,554)	(6,431)	25,694	(59,137)	(33,443)
Lord Abbett Total Return Class VC	1,305,319	(574,471)	730,848	1,128,564	(1,065,041)	63,523
M Capital Appreciation	71,278	(99,630)	(28,352)	128,078	(135,053)	(6,975)
M International Equity	457,436	(416,962)	40,474	448,641	(352,366)	96,275

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2021			2020
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
M Large Cap Growth	121,895	(131,997)	(10,102)	216,983	(305,199)	(88,216)
M Large Cap Value	386,196	(291,275)	94,921	287,020	(259,699)	27,321
MFS New Discovery Series - Initial Class	67,272	(11,610)	55,662	26,007	(4,851)	21,156
MFS New Discovery Series - Service Class	508,489	(447,938)	60,551	342,581	(612,239)	(269,658)
MFS Total Return Series - Initial Class	40,928	(5,678)	35,250	25,480	(3,023)	22,457
MFS Utilities Series - Initial Class	2,205	(891)	1,314	2,154	(315)	1,839
MFS Utilities Series - Service Class	119,006	(120,160)	(1,154)	123,104	(164,099)	(40,995)
MFS Value Series - Initial Class	144,189	(16,472)	127,717	42,976	(6,422)	36,554
MFS Value Series - Service Class	392,917	(409,208)	(16,291)	592,869	(359,894)	232,975
MFS Government Securities - Initial Class	3,924	(233)	3,691
Neuberger Berman Sustainable Equity Class I	79,979	(41,222)	38,757	7,495	(5,002)	2,493
PIMCO Global Managed Asset Allocation - Advisor Class	65,914	(108,503)	(42,589)	90,047	(133,420)	(43,373)
PIMCO Global Managed Asset Allocation - Institutional Class	11,100	(3,388)	7,712	1,283	(39)	1,244
PIMCO Income - Administrative Class	199,231	(83,569)	115,662	175,570	(91,159)	84,411
Royce Micro-Cap Service Class	362,422	(229,762)	132,660	40,561	(36,221)	4,340
State Street Total Return V.I.S. Class 3	32,767	(28,578)	4,189	15,924	(17,495)	(1,571)
T. Rowe Price Blue Chip Growth - I	266,370	(41,230)	225,140	152,116	(19,598)	132,518
T. Rowe Price Blue Chip Growth - II	346,861	(597,641)	(250,780)	490,814	(806,166)	(315,352)
T. Rowe Price Equity Income - I	101,023	(14,307)	86,716	81,311	(9,564)	71,747
T. Rowe Price Equity Income - II	268,448	(472,508)	(204,060)	409,165	(504,343)	(95,178)
VanEck VIP Global Resources Initial Class	371,269	(371,020)	249	490,490	(569,230)	(78,740)
Vanguard VIF High Yield Bond	127,556	(13,103)	114,453
Vanguard VIF Mid-Cap Index	516,340	(49,251)	467,089	48,570	(5,597)	42,973
Vanguard VIF Real Estate Index	153,085	(18,877)	134,208	24,488	(1,753)	22,735

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2021, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2021, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2022

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Core Income Class P	For the period May 19, 2021 (commencement of operations) through December 31, 2021
Diversified Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Diversified Bond Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 23, 2020 (commencement of operations) through December 31, 2020
Floating Rate Income Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Floating Rate Income Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 29, 2020 (commencement of operations) through December 31, 2020
High Yield Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
High Yield Bond Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Inflation Managed Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Inflation Managed Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from February 3, 2020 (commencement of operations) through December 31, 2020
Managed Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Managed Bond Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Short Duration Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Short Duration Bond Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Debt Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Emerging Markets Debt Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Dividend Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Dividend Growth Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Equity Index Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Equity Index Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Focused Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Growth Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 15, 2020 (commencement of operations) through December 31, 2020
Hedged Equity Class P	For the period June 2, 2021 (commencement of operations) through December 31, 2021
Large-Cap Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Large-Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Large-Cap Value Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Main Street® Core Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Main Street® Core Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Mid-Cap Equity Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Mid-Cap Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Mid-Cap Growth Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Mid-Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Mid-Cap Value Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31,2021, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Equity Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Equity Class P	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from January 29, 2020 (commencement of operations) through December 31, 2020
Small-Cap Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Index Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Index Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Value Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Value Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Value Advantage Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Value Advantage Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Emerging Markets Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Large-Cap Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
International Large-Cap Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
International Small-Cap Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Health Sciences Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Health Sciences Class P	For the year ended December 31, 2021	For the years ended December 31, 2021, and the period from March 11, 2020 (commencement of operations) through December 31, 2020
Real Estate Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Real Estate Class P	For the year ended December 31, 2021	For the years ended December 31, 2021, and the period from March 4, 2020 (commencement of operations) through December 31, 2020
Technology Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Technology Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
ESG Diversified Class P	For the period October 4, 2021 (commencement of operations) through December 31, 2021
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
PSF DFA Balanced Allocation Class P	For the year ended December 31, 2021	For the years ended December 31, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2021	For the years ended December 31, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 23, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Pacific Dynamix - Growth Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 8, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Conservative Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Conservative Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Moderate-Conservative Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Moderate Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Growth Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Aggressive-Growth Class P	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from February 26, 2020 (commencement of operations) through December 31, 2020
Invesco® V.I. Global Series I (formerly Invesco Oppenheimer V.I. Global Series I)	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 23, 2020 (commencement of operations) through December 31, 2020
Invesco® V.I. Global Series II (formerly Invesco Oppenheimer V.I. Global Series II)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Invesco® V.I. International Growth Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Invesco® V.I. International Growth Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Invesco® V.I. Main Street Small Cap Series I (formerly Invesco Oppenheimer V.I. Main Street Small Cap Series I)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020, 2019 and the period from May 25, 2018 (commencement of operations) through December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century VP Mid Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS Asset Allocation Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS Growth Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS Growth-Income Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS American High-Income Trust Class 2 (formerly American Funds IS High-Income Bond Class 2)	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
American Funds IS International Class 2	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 16, 2020 (commencement of operations) through December 31, 2020
American Funds IS New World Fund® Class 2	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
DFA VA International Small	For the period January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA International Value	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
DFA VA Short-Term Fixed	For the period January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA US Large Value	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
DFA VA US Targeted Value	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from March 30, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Bond Index Investor Class	For the period January 29, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Bond Index Service Class 2	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2025 PortfolioSM Initial Class	For the period November 3, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2030 PortfolioSM Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 28, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2035 PortfolioSM Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from February 10, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2045 PortfolioSM Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom Income PortfolioSM Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP International Index Investor Class	For the period January 8, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Fidelity® VIP International Index Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Mid Cap Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Total Market Index Investor Class	For the period January 8, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Total Market Index Service Class 2	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 7, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Templeton Foreign VIP Class 1	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Templeton Foreign VIP Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Templeton Global Bond VIP Class 1	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Janus Henderson Overseas Institutional Shares	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from February 28, 2020 (commencement of operations) through December 31, 2020
Janus Henderson Overseas Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	For the period March 16, 2021 (commencement of operations) through December 31, 2021
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020, 2019 and the period from June 6, 2018 (commencement of operations) through December 31, 2018
ClearBridge Variable Aggressive Growth - Class I	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
ClearBridge Variable Mid Cap - Class I	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 7, 2020 (commencement of operations) through December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
ClearBridge Variable Small Cap Growth - Class I	For the period May 20, 2021 (commencement of operations) through December 31, 2021
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Total Return Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M Capital Appreciation	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M International Equity	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M Large Cap Growth	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M Large Cap Value	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® New Discovery Series - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® Total Return Series - Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from January 8, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from February 24, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® Value Series - Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® Value Series - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® Government Securities - Initial Class	For the period May 19, 2021 (commencement of operations) through December 31, 2021
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
PIMCO Global Managed Asset Allocation - Institutional Class	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from March 31, 2020 (commencement of operations) through December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
PIMCO Income - Administrative Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020, 2019 and the period from June 5, 2018 (commencement of operations) through December 31, 2018
Royce Micro-Cap Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
T. Rowe Price Equity Income - I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income - II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
VanEck VIP Global Resources Initial Class (formerly VanEck VIP Global Hard Assets Initial Class)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Vanguard® VIF High Yield Bond	For the period January 13, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Vanguard® VIF Real Estate Index	For the year ended December 31, 2021	For the year ended December 31, 2021, and the period from February 3, 2020 (commencement of operations) through December 31, 2020

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2021 and 2020 and

for the years ended December 31, 2021, 2020 and 2019,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2021,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2021

and Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2021 and 2020, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2021, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-

basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•      Exercise professional judgment and maintain professional skepticism throughout the audit.

•      Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•      Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•      Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•      Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2021 audit was conducted for the purpose of forming an opinion on the 2021 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2021 are presented for purposes of additional analysis and are not a required part of the 2021 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2021 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2021 statutory-basis financial statements as a whole.

March 18, 2022

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2021	2020
ADMITTED ASSETS
Bonds	$67,346	$58,897
Preferred stocks	2	8
Common stocks	695	682
Mortgage loans	15,923	15,060
Real estate	149	132
Cash, cash equivalents and short-term investments	993	2,000
Contract loans	7,489	7,690
Derivatives	2,206	1,606
Securities lending reinvested collateral assets	3,327	2,681
Other invested assets	5,743	4,141
Investment income due and accrued	1,086	656
Net deferred tax asset	462	411
Other assets	2,203	2,046
Separate account assets	70,442	63,283

TOTAL ADMITTED ASSETS	$178,066	$159,293

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$76,028	$71,367
Liability for deposit-type contracts	11,198	6,281
Transfers to separate accounts due or accrued, net	(792)	(745)
Other liabilities	8,636	7,225
Borrowed money		49
Asset valuation reserve	1,201	469
Separate account liabilities	70,442	63,283
TOTAL LIABILITIES	166,713	147,929
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	1,836	1,836
Other surplus adjustments	122	131
Unassigned surplus	7,690	7,693
Surplus notes	1,675	1,674
TOTAL CAPITAL AND SURPLUS	11,353	11,364

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$178,066	$159,293

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2021	2020	2019
REVENUES
Premiums and annuity considerations	$13,984	$11,760	$13,441
Net investment income	3,276	3,206	3,845
Reserve adjustments on reinsurance ceded	(677)	(779)	(932)
Separate account fees	1,365	1,218	1,208
Other income	287	212	444
TOTAL REVENUES	18,235	15,617	18,006

BENEFITS AND EXPENSES
Current and future policy benefits	16,692	13,785	15,082
Commission expense	1,000	979	1,143
Operating expenses	1,084	1,085	962
TOTAL BENEFITS AND EXPENSES	18,776	15,849	17,187

NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	(541)	(232)	819
Federal income tax expense (benefit)	210	(197)	(50)

NET GAIN (LOSS) FROM OPERATIONS	(751)	(35)	869
Net realized capital gains (losses) less tax	1,612	(64)	847

NET INCOME (LOSS)	$861	($99)	$1,716

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	Common	Paid-in	Other Surplus	Unassigned	Surplus
(In Millions)	Stock	Surplus	Adjustments	Surplus	Notes	Total
BALANCES, JANUARY 1, 2019	$30	$1,186	$146	$6,599	$1,730	$9,691
Net income				1,716		1,716
Change in net unrealized capital losses less tax				(550)		(550)
Change in net deferred income tax				(47)		(47)
Change in nonadmitted assets				24		24
Change in reserve on account of change in valuation basis				60		60
Change in asset valuation reserve				210		210
Dividend to parent				(650)		(650)
Other surplus adjustment for derivatives			(7)			(7)
Cumulative effect of change in accounting principles				65		65
Change in other surplus transactions				(2)		(2)
BALANCES, DECEMBER 31, 2019	30	1,186	139	7,425	1,730	10,510
Net loss				(99)		(99)
Change in net unrealized capital losses less tax				(157)		(157)
Change in net deferred income tax				(68)		(68)
Change in nonadmitted assets				35		35
Net change in surplus notes					(56)	(56)
Capital contribution from parent		650				650
Change in reserve on account of change in valuation basis				341		341
Change in asset valuation reserve				259		259
Surplus contributed to separate accounts				(82)		(82)
Other changes in surplus in separate accounts				82		82
Other surplus adjustment for derivatives			(8)			(8)
Prior period adjustment				(44)		(44)
Change in other surplus transactions				1		1
BALANCES, DECEMBER 31, 2020	30	1,836	131	7,693	1,674	11,364
Net income				861		861
Change in net unrealized capital gains less tax				318		318
Change in net deferred income tax				88		88
Change in nonadmitted assets				(84)		(84)
Change in asset valuation reserve				(732)		(732)
Surplus contributed to separate accounts				(68)		(68)
Other changes in surplus in separate accounts				68		68
Dividend to parent				(450)		(450)
Other surplus adjustment for derivatives			(9)			(9)
Change in other surplus transactions				(4)	1	(3)
BALANCES, DECEMBER 31, 2021	$30	$1,836	$122	$7,690	$1,675	$11,353

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$13,658	$11,279	$13,218
Net investment income	3,245	3,347	3,806
Other income	1,073	728	827
Benefits and loss related payments	(11,645)	(9,577)	(9,902)
Net transfers (to) from separate accounts	(261)	246	2,752
Commissions, expenses paid and other deductions	(1,998)	(2,077)	(2,075)
Dividends paid to policyholders	(9)	(9)	(9)
Federal income taxes (paid) recovered, net	(215)	(482)	819
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,848	3,455	9,436

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	8,034	6,437	5,863
Stocks	50	166	40
Mortgage loans	1,311	533	1,253
Other invested assets	2,388	1,862	2,364
Miscellaneous proceeds	2,063	1,756	1,343
Cost of investments acquired
Bonds	(15,960)	(11,915)	(11,157)
Stocks	(59)	(487)	(159)
Mortgage loans	(2,154)	(1,903)	(2,728)
Other invested assets	(3,280)	(2,416)	(2,162)
Miscellaneous applications	(1,881)	(2,420)	(1,432)
Net decrease in contract loans	201	250	26
NET CASH USED IN INVESTING ACTIVITIES	(9,287)	(8,137)	(6,749)
(Continued)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2021	2020	2019
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$4,241	$2,029	$335
Borrowed funds	(49)	(1)	(51)
Net change in surplus notes		(56)
Contribution from parent		650
Dividend to parent	(303)		(650)
Other cash provided	543	349	820
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	4,432	2,971	454

Net change in cash, cash equivalents and short-term investments	(1,007)	(1,711)	3,141
Cash, cash equivalents and short-term investments, beginning of year	2,000	3,711	570

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$993	$2,000	$3,711

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$100	$101	$103

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$747	$962	$1,095
Assets in-kind received as deposits	515
Assets in-kind received as premiums, net of amounts transferred to the separate account	245	304	221
Bond dividend paid to parent	147
Mortgage loans disposed and acquired	104	22	87
Stocks disposed and acquired	27	42	25
Federal tax credits received	22	338
Bond dividend received from subsidiary	20
Bonds converted to stocks	10
Premium tax credits received	8	5
Interest purchased received as premiums	7	3
Bond interest in-kind received	4	8	7
Transfer between affiliated private equity funds		22

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.                        NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations consisting of life insurance, annuities, and reinsurance.  The Company’s primary business operations provide life insurance products, individual annuities and mutual funds, and offers a variety of investment products and services to individuals and businesses.  The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were Utah, California, Texas, Florida, Colorado, and Illinois representing 11%, 10%, 7%, 7%, 5%, and 5%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2021.  No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepared its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI.  Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

Pursuant to Interpretation of the Statutory Accounting Principles Working Group (INT) 20-10, non-conforming credit tenant loans (CTLs) that were filed with the NAIC Securities Valuation Office (SVO) by February 15, 2021 were permitted to be reported as bonds on the statements of admitted assets, liabilities and capital and surplus - statutory basis for year end December 31, 2020.  As these permitted practices are promulgated by the NAIC, they are not NE DOI permitted practices as authorized by the Director of the NE DOI. However, per INT 20-10, any such non-conforming CTL shall be disclosed.

For the annual reporting period ending December 31, 2020, the Company had two non-conforming CTLs reported in bonds in accordance with the limited time exception provided in INT 20-10. As the SVO-issued designations had not yet been received, these CTLs were reported with credit rating provider ratings that reflected equivalent NAIC 1 designations.  These non-conforming CTLs increased bonds by $45 million as of December 31, 2020. The net impact of this provision to statutory surplus and net income (loss) is zero because the increase to bonds was offset by a reduction of investments reported as other invested assets on the statements of admitted assets, liabilities and capital and surplus - statutory basis.  As of December 31, 2021, there were no non-conforming CTLs.

The following table reconciles the Company’s net income (loss) for the years ended December 31, 2021, 2020 and 2019 and capital and statutory surplus as of December 31, 2021 and 2020 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Net income (loss), Nebraska basis	$861	($99)	$1,716
State permitted practices that increase (decrease) NAIC SAP
Net income (loss), NAIC SAP	$861	($99)	$1,716

	December 31,
	2021	2020
	(In Millions)
Statutory capital and surplus, Nebraska basis	$11,353	$11,364
State permitted practices that are an increase (decrease) from NAIC SAP
Statement of Statutory Accounting Principles (SSAP) No. 43R - Bonds		45
SSAP No. 21R - Other invested assets		(45)
Statutory capital and surplus, NAIC SAP	$11,353	$11,364

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects, which in some cases are materially different from accounting principles generally accepted in the United States of America (U.S. GAAP) (Note 2).

Certain reclassifications have been made to the 2020 and 2019 financial statements to conform to the 2021 financial statements - statutory basis presentation.

The Company has evaluated events subsequent to December 31, 2021 through the date the financial statements - statutory basis were available to be issued.  See Note 19.

Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain and cannot be reasonably estimated as of the date of this filing.  Interest rates, credit spreads and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have not been material through December 31, 2021.  The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

Effective January 1, 2021, the Company adopted revisions to SSAP No. 86, Derivatives, to ensure reporting consistency for derivatives with financing components. A financing derivative is one which the premium to acquire the derivative is paid throughout the derivative term, or at maturity. The revisions require that at acquisition and subsequently, the gross reported fair value of the derivative shall exclude the impact of the financing premiums and the premiums payable shall be separately reported as payable for securities. The impact of the adoption on January 1, 2021 was an increase to Derivatives of $330 million, an increase to

Investment Income Due and Accrued of $290 million and an increase to Payable for Securities included in Other liabilities of $620 million.

Effective January 1, 2021, the Company adopted SSAP No. 26R, Bonds, and SSAP No. 32R, Preferred Stock, which clarified the valuation and measurement for perpetual bonds and stocks held as investments. Perpetual bonds and preferred stocks, previously reported at amortized cost, shall now be reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. The impact of this adoption on the Company’s financial statements was immaterial.

Variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21).  As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $239 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

For the annuity business retroceded by Pacific Life Re Limited (PLRL), a wholly-owned subsidiary of Pacific LifeCorp, the age calculation methodology was changed from an age last birthday approach to an age nearest birthday basis, which is consistent with the development of the prescribed valuation mortality tables. As a result of this change, effective January 1, 2020, $102 million of aggregate reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

The Company has a reinsurance agreement with Pacific Life Re Global Limited (RGBM), a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, whereby the Company retrocedes statutory reserves for a majority of the underlying Yearly Renewable Term (YRT) treaties on a 100% coinsurance with funds withheld basis to RGBM. During the year ended December 31, 2020, the Company determined that, since inception of the agreement in 2011, reinsurance premiums retroceded by the Company to RGBM had been calculated and retroceded based on gross written premiums received by the Company, rather than earned premiums as defined in the reinsurance agreement. The impact of this correction, net of tax, as of December 31, 2020 was a decrease to unassigned surplus as a prior period adjustment on the statements of capital and surplus - statutory basis of $44 million.

Subsequent to the filing of the Company’s 2021 Annual Statement, the Company determined that the disclosure related to the recorded investment for commercial mortgage loans in the identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement was not properly presented as of December 31, 2021, which resulted in a disclosure overstatement of $300 million.  The recorded investment was correctly disclosed in the Audited Financial Statements - Statutory Basis (see Note 5).  There was no impact to surplus or net income (loss).

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board.  This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022.  The Company is currently evaluating the impact of this guidance on its financial statements – statutory basis.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method.  Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar.  All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax.  The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows.  In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired.  The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate.  The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss.  The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses.  Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.  The Company generally recognizes interest income on its impaired loans upon receipt.  As of December 31, 2021, commercial mortgage loans with a total recorded investment of $20 million were considered impaired.  Since the fair value of the underlying collateral on these loans was greater than their carrying amount, no impairment loss was recorded. During the year ended December 31, 2020, a $14 million OTTI loss was recognized on impaired commercial mortgage loans with a total recorded investment of $135 million.  As of December 31, 2019, commercial mortgage loans with a total recorded investment of $45 million were considered impaired.  Since the fair value of the underlying collateral on these loans was greater than their carrying amount, no impairment loss was recorded.  There was no allowance for credit losses associated with the impaired loans as of December 31, 2021, 2020 and 2019.  The average recorded commercial loan that was considered impaired as of December 31, 2021, 2020 and 2019 was $20 million, $141 million and $46 million, respectively.  The Company had zero, $115 million and zero of impaired commercial loans on nonaccrual status as of December 31, 2021, 2020 and 2019, respectively.  No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2021, 2020 and 2019.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments.  Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax. The Company recorded a loss of $22 million related to the disposal of real estate fixed assets from the Home Office and the sale of two real estate investment properties for the year ended December 31, 2021. The Company recorded impairment loss of $6 million on two of the real estate investment properties for the year ended December 31, 2020.  The impairments were the result of two real estate investment properties classified as held-for-sale as of December 31, 2020 where the contracted sale price was lower than the book value.  Fair value was determined based on expected sales proceeds.  The Company held two real estate investment properties classified as held-for-sale with a carrying value of $11 million as of December 31, 2020.  The Company had no real estate investment write-downs during the years ended December 31, 2019.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.  Other invested assets primarily consist of investments in joint ventures, hedge funds, private equity funds, and real estate joint ventures.  These investments include affiliated companies as well as those where the Company has minor ownership interests.  An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment.  The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship.  At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item.  The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value).  Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position.  If the carrying value of the derivative is positive, the amount is recorded in derivatives.  If the carrying value of the derivative is negative, the amount is recorded in other liabilities.  The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets.  The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR).  Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR.  Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments, and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items.  Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments.  Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus.  The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments.  These capital gains and losses are amortized into net investment income over the remaining life of the investment sold.  The IMR of $205 million and $204 million is included in other liabilities as of December 31, 2021 and 2020, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives.  Interest income for bonds and redeemable preferred stock is recognized on an accrual basis.  Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date.  Amortization and accretion are determined by the effective interest method based on estimated principal repayments.  Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible.  Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.  Investment income from subsidiaries, controlled and affiliated (SCA) entities is described below.  Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued with amounts over 90 days past due is nonadmitted.  There was no investment income due and accrued excluded from surplus as of December 31, 2021 and 2020.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company’s SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more.  The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2021 and 2020.  Undistributed earnings and losses from SCA entities are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.  Dividends and distributions are recognized in net investment income, with a corresponding reduction to unassigned surplus, when declared to the extent that they are not in excess of the undistributed accumulated earnings of the SCA entity.  The Company did not recognize any impairment write-downs for its investments in SCA entities during the years ended December 31, 2021, 2020 and 2019.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus.  PL&A’s carrying value was $530 million and $555 million as of December 31, 2021 and 2020, respectively.  The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus.  However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont.  Under NAIC SAP, these assets are not considered admitted assets.  Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting.  The nonadmitted carrying values of PAR Vermont and PBRC were $241 million and $121 million, respectively as of December 31, 2021.  The nonadmitted carrying values of PAR Vermont and PBRC were $175 million and $127 million, respectively, as of December 31, 2020.  During the years ended December 31, 2021, 2020 and 2019, the Company made capital contributions of zero, $350 million and zero, respectively, to PAR Vermont.  During the years ended December 31, 2021, 2020 and 2019, the Company made capital contributions of zero, $90 million and zero, respectively, to PBRC.

The Company had investments in mutual funds managed by affiliates as of December 31, 2021 and 2020.  Investments in affiliated mutual funds are carried at the underlying audited U.S. GAAP equity of the mutual funds which approximates fair value.  Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value. Investments in affiliated mutual funds are carried at fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below.  These investments include affiliated companies as well as those where the Company has minority ownership interests.

Pacific Life Aviation Holdings LLC (PLAH), a direct, wholly owned subsidiary of Pacific Life, owned 75.5% of Aviation Capital Group LLC (ACG) until it was sold in December 2019 (see Note 4).  ACG was engaged in the acquisition and leasing of commercial aircraft.  PLAH is carried at its underlying audited U.S. GAAP equity.  Audits of PLAH were not performed and the carrying value of $7 million for PLAH was nonadmitted as of December 31, 2021 and 2020.  Distributions from PLAH to the Company included in net investment income for the year ended December 31, 2019 were $1,056 million.  See Note 4.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC that invests in commercial real estate properties and ventures and other private equity investments.  PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments.  As of December 31, 2021 and 2020, PAH’s carrying value was $1,971 million and $1,768 million, respectively.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A.  PLFA is the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. The Pacific Select Fund is the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. The Pacific Funds Series Trust is the investment vehicle for the Company’s mutual fund products and other funds. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2021, 2020 and 2019 were $119 million, $102 million and $101 million, respectively.  Any undistributed net revenue and expense, net of tax, is recorded directly to surplus.  PLFA is carried based on its underlying audited U.S. GAAP equity.  As of December 31, 2021 and 2020, PLFA’s carrying value was $47 million.

The Company carries Pacific Select Distributors, LLC (PSD) a wholly owned non-life insurance LLC broker-dealer subsidiary based on its underlying audited U.S. GAAP equity and adjusted to a statutory basis of accounting.  As of December 31, 2021 and 2020, PSD’s carrying value was $45 million and $48 million, respectively.  PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and PL&A, the Company incurred commission expense of  $603 million, $449 million and $452 million during the years ended December 31, 2021, 2020 and 2019, respectively.  A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $86 million, $76 million and $78 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2021, 2020 and 2019, respectively.  PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97, Subsidiary, Affiliated and Controlled Entities (SSAP 97) 8b(iii) entities:

	December 31, 2021				December 31, 2020
				Admitted				Admitted
	Gross		Nonadmitted	Asset	Gross		Nonadmitted	Asset
Description: (3)	Amount		Amount	Amount	Amount		Amount	Amount

	(In Millions)
Pacer Pacific Asset Floating	$24	(2)		$24				—
PSF Hedge Equity Portfolio Class I	16	(2)		16				—
Pacific Funds Ultra Short Income Class I	13	(1)		13	$13	(1)		$13
Pacific Funds Ultra Short Income Class D	13	(1)		13	13	(1)		13
PSF ESG Diversified Growth Class I	13	(2)		13				—
Pacific Funds ESG Core Bond Fund Adv Class	12	(1)		12	13			13
Pacific Funds ESC Core Bond Fund Class I	12	(1)		12	13			13
PSF ESG Diversified Portfolio Class I	11	(2)		11				—
Pacific Funds Small-Cap Value, Advisor	9	(1)		9	7	(1)		7
Pacific Optimization Moderate	1	(1)		1	1	(1)		1
Pacific Optimization Growth	1	(1)		1	1			1
Pacific Global Focused High				—	26	(1)		26
Pacific Global Senior Loan ETF				—	24	(1)		24
Pacific Funds Large-Cap Value, Advisor				—	9	(1)		9
Pacific Services Canada Limited				—	4	(1)	$4	—
Total	$125		$—	$125	$124		$4	$120

(1)  Includes NAIC Sub-2 filing types.

(2)  Includes NAIC Sub-1 filing types.

(3)  The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets.  As of December 31, 2021 and 2020, the cash surrender value was $208 million and $172 million, respectively.  The investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 100% of stocks.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations based on U.S. GAAP or a negotiated basis intended to reflect market prices.  The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements.  For the years ended December 31, 2021, 2020 and 2019, the Company received $114 million, $103 million and $101 million, respectively, for services provided to, and paid $10 million, $8 million and $6 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses.  As of December 31, 2021 and 2020, the Company reported $1 million and $1 million, respectively, as amounts due from the parent company and the ultimate parent, Pacific LifeCorp and PMHC, and  $105 million and $58 million, respectively, due from other affiliated companies.  As of December 31, 2021 and 2020, the Company reported ($3) million and $3 million, respectively, as amount due to (from) other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In September 2021, the Company entered into a one year agreement with Pacific Life Re International Limited (RIBM), a wholly owned indirect subsidiary of Pacific LifeCorp, to lend up to $100 million at a fixed rate of 0.7%. The amount loaned was $70 million as of December 31, 2021.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $2.9 billion and $2.8 billion as of December 31, 2021 and 2020, respectively.  Related to these contracts, the Company received $197 million, $305 million and $478 million of premiums and annuity considerations and paid $183 million, $174 million and $153 million of current and future policy benefits for the years ended December 31, 2021, 2020 and 2019, respectively.  In addition, included in the liability for deposit-type contracts are contracts with the affiliated assignment company of $3.3 billion and $3.1 billion as of December 31, 2021 and 2020, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods.  Interest rate assumptions ranged from 2.0% to 6.0%.  Reserves for individual variable annuities are held in accordance with VM-21.  Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.0% to 11.3%.  Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid.  An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves.  All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract.  Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.  Interest rates credited ranged primarily from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves.  These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

PARTICIPATING POLICIES

For the years ended December 31, 2021, 2020 and 2019, premiums under ordinary insurance, group insurance and group annuity participating policies were $7 million or 0.2%, $8 million or 0.2% and $8 million or 0.2%, respectively, of total ordinary insurance, group insurance and group annuity premiums earned. The Company accounts for its policyholder dividends based upon dividend formulas approved by the Company’s Board of Directors.   During the years ended December 31, 2021, 2020 and 2019, the Company paid dividends in the amount of $8 million each year to policyholders and did not allocate any additional income to such policyholders.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC.  In addition to the Company, included in PMHC’s consolidated return are the following entities:  Pacific LifeCorp, PL&A,  PAR Vermont, PBRC, PLFA, and RGBM.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts.  The Company’s separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded at fair value at an amount equal to the separate account asset.  The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets.  Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate accounts is unable to do so.  Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required.  The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, but are also invested in bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles.  Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2021 and 2020, the Company exceeded the minimum risk-based capital requirements.

2.        COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting.  U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.        CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997.  The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change.

Assets of the Company have been allocated to the Closed Block in an amount that produces cash flows, which, together with anticipated revenues, are expected to be sufficient to support the policies.  The Company is not required to support the payment of dividends on these policies from its general funds.  The Closed Block will continue in effect until either the last policy is no longer in force, or the dissolution of the Closed Block.

4.        DISCONTINUED OPERATIONS

In September 2019, the Company announced that it signed a definitive agreement to sell its remaining ownership in ACG, a majority owned subsidiary of PLAH, to TC Skyward Aviation U.S. Inc (TCSA), a Delaware corporation and direct subsidiary of Tokyo Century Corporation, a Japanese corporation and PLAH was classified as held for sale. PLAH’s carrying amount immediately prior to classification as held for sale in September 2019 was $2.0 billion.

The ACG sale transaction closed on December 5, 2019. Upon the closing of the transaction, the Company received cash proceeds of $2.9 billion.  This included a distribution of $802 million of cash and taxes payable from PLAH to the Company as required under the tax sharing agreement.

Prior to the sale, the Company recorded its investment in PLAH based on the equity method with changes in PLAH’s undistributed earnings recorded as an adjustment to change in net unrealized capital gains (losses) less tax, on the statements of capital and surplus - statutory basis.  Upon completion of the sale and cash distribution from PLAH, the Company recorded a gain of $1,056 million, net of tax, in net investment income on the statements of operations - statutory basis, which includes a gain of $49 million on the sale, $766 million for the reclassification from change in net unrealized gains for the undistributed earnings and $241 million for the PLAH earnings for the year ended December 31, 2019.  In addition, there was a reversal of a previously nonadmitted intercompany tax receivable due to the Company from PLAH of $78 million as this receivable was settled with the proceeds from sale which was recorded in surplus as a change in nonadmitted assets.

5.        INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds, short-term investments and cash equivalents are shown below.  Short-term investments and cash equivalents as of December 31, 2021 and 2020 were $0.4 billion and $0.9 billion, respectively.  See Note 6 for information on the Company’s fair value measurements.

	Book/Adjusted		Net
	Carrying Value	Fair Value	Unrealized Gains (Losses)
	(In Millions)
December 31, 2021:
U.S. Government	$1,585	$1,714	$129
All other governments	659	706	47
U.S. states, territories and possessions	86	92	6
U.S. political subdivisions of states, territories and possessions	164	188	24
U.S. special revenue and special assessment obligations	1,374	1,518	144
Industrial and miscellaneous	52,454	57,013	4,559
Bank loans	1,540	1,539	(1)
Hybrid securities	30	30	—
LBASS:
Residential mortgage-backed securities (RMBS)	1,923	1,970	47
Commercial mortgage-backed securities (CMBS)	2,452	2,482	30
Other	5,474	5,603	129
Total	$67,741	$72,855	$5,114

	Book/Adjusted		Net
	Carrying Value	Fair Value	Unrealized Gains (Losses)
	(In Millions)
December 31, 2020:
U.S. Government	$669	$854	$185
All other governments	569	649	80
U.S. states, territories and possessions	96	104	8
U.S. political subdivisions of states, territories and possessions	167	195	28
U.S. special revenue and special assessment obligations	1,249	1,417	168
Industrial and miscellaneous	47,566	54,286	6,720
Bank loans	730	723	(7)
Hybrid securities	11	11	—
LBASS:
RMBS	2,945	3,032	87
CMBS	2,197	2,232	35
Other	3,640	3,840	200
Total	$59,839	$67,343	$7,504

The book/adjusted carrying value and fair value of bonds, short-term investments and cash equivalents as of December 31, 2021, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$1,616	$1,640
Due after one year through five years	15,641	16,468
Due after five years through ten years	20,678	21,975
Due after ten years	19,957	22,717
	57,892	62,800
LBASS	9,849	10,055
Total	$67,741	$72,855

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2021:
U.S. Government	$955	$6			$955	$6
All other governments	112	5	$5	$1	117	6
U.S. special revenue and special assessment obligations	132	2	38	1	170	3
Industrial and miscellaneous	6,455	143	592	32	7,047	175
Bank loans	438	3	157	8	595	11
Hybrid securities			5	1	5	1
LBASS:
RMBS	883	16	193	5	1,076	21
CMBS	682	14	511	38	1,193	52
Other	2,318	26	171	5	2,489	31
Total	$11,975	$215	$1,672	$91	$13,647	$306

December 31, 2020:
U.S. special revenue and special assessment obligations			$12	$2	$12	$2
Industrial and miscellaneous	$980	$38	306	23	1,286	61
Bank loans	335	7	79	3	414	10
Hybrid securities			4	2	4	2
LBASS:
RMBS	553	4	66	4	619	8
CMBS	779	66	91	9	870	75
Other	405	7	113	10	518	17
Total	$3,052	$122	$671	$53	$3,723	$175

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary.  The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Bonds:
Industrial and miscellaneous	$36	$80	$15
Bank loans			6
LBASS	34	7	7
Mortgage loans		14
Real estate		6
Other invested assets	11	10	6
Total OTTI	$81	$117	$34

The following table presents LBASS, within the scope of SSAP No. 43R, Loan-backed and Structured Securities, with a recognized OTTI during the year ended December 31, 2021, classified on the basis of either, a) intent to sell, or b) inability or lack of intent to retain investment in the security for a period of time sufficient to recover the amortized cost basis.

	Amortized Cost	OTTI Recognized in Loss
	Before OTTI	Interest	Non-Interest	Fair Value
	(In Millions)
Year Ended December 31, 2021:
Intent to sell	$21	$8		$13
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis
Total	$21	$8	$—	$13

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2021, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at time of OTTI	Date of Financial Statement When Reported
			(In Millions)
23312RAJ4	$31	$5	$26	$5	$5	12/31/2021
Total			$26

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest.  The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2021			December 31, 2020
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
		(In Millions)			(In Millions)
U.S. special revenue and special assessment obligations	2	$13	$13	2	$14	$12
Industrial and miscellaneous	1	28	29	2	34	37
Bank loans	1	15	14	1	15	16
LBASS	3	6	8	4	74	75
Total	7	$62	$64	9	$137	$140

Proceeds, gross gains, and gross losses recognized on sales of bonds were $2.4 billion, $28 million, and $11 million, respectively, for the year ended December 31, 2021.  Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $56 million, and $14 million, respectively, for the year ended December 31, 2020.  Proceeds, gross gains, and gross losses recognized on sales of bonds were $2.7 billion, $83 million, and $16 million, respectively, for the year ended December 31, 2019.

Bonds with a book/adjusted carrying value of $6 million as of December 31, 2021 and 2020, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company received prepayment penalties and acceleration of fees of $117 million, $70 million and $49 million from 249, 173 and 106 securities for the years ended December 31, 2021, 2020 and 2019, respectively.

SECURITIES LENDING

The Company participates in a securities lending program whereby securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires a minimum initial collateral, usually in the form of cash, equal to 102% of the fair value of the securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2021 and 2020 was $3.0 billion and $2.3 billion, respectively, with fair value of $3.2 billion and $2.6 billion, respectively.  Under these agreements, the Company recorded cash collateral received of $3.3 billion and $2.7 billion as of December 31, 2021 and 2020, respectively, and established a corresponding liability for the same amount, which is included in other liabilities.  This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2021.  As of December 31, 2021 and 2020, there were no separate accounts securities lending arrangements.  The Company may occasionally borrow amounts from the cash collateral for short-term liquidity for general corporate purposes.  As of December 31, 2021 and 2020, borrowings from the securities lending cash collateral was zero.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows (In Millions):

	December 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous
30 days or less	$727	$727	$2,231	$2,231
31-60 days	2,050	2,050	200	200
61 to 90 days	550	550	250	250
Total collateral reinvested	$3,327	$3,327	$2,681	$2,681

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in highly liquid assets with a minimum 20% of invested cash collateral assets maturing within 30 days and the remaining invested cash collateral maturing within 95 days. Effective May 2021, the maximum maturity for reverse repurchase agreements has been amended to 90 days.

SECURED BORROWING

The Company entered into a short-term reverse repurchase agreement and also invests cash collateral received into tri-party reverse repurchase agreements as part of its securities lending program.  The Company requires that all reverse repurchase agreements must be collateralized by U.S. Treasury Securities, U.S. Agency Securities, U.S. Corporate bonds and/or U.S. Equities with a minimum margin of 102%.  For the securities lending program, reverse repurchase agreements had a maximum maturity of 95 days and are indemnified by the Company’s securities lending agent against counterparty default. Effective May 2021, the maximum maturity for reverse repurchase agreements has been amended to 90 days. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

The fair value of securities acquired under repo secured borrowing that were nonadmitted was zero as of December 31, 2021 and 2020.

The following tables present the maximum amount during the year ended and ending balance as of December 31, 2021 and 2020 of the allocation of reverse repurchase agreements by remaining contractual maturity (In Millions):

December 31, 2021	Maximum Amount	Ending Balance	Amortized Cost	Fair Value
30 days or less	$1,125	$575	$575	$575
31-90 days	2,900	2,600	2,600	2,600
>90 days	250

December 31, 2020	Maximum Amount	Ending Balance	Amortized Cost	Fair Value
30 days or less	$1,450	$900	$900	$900
31-90 days	1,855	450	450	450
>90 days	450	200	200	200

The following table presents, by NAIC designation, the fair value of bonds acquired by the Company under repo-secured borrowings as of December 31, 2021 and 2020 (In Millions):

	December 31,
	2021	2020
NAIC 1	$1,039	$924
NAIC 2	946	695
NAIC 3	983
NAIC 4	383
Total	$3,351	$1,619

The maximum fair value of the bonds acquired was $5.9 billion and $3.9 billion as of December 31, 2021 and 2020, respectively.

The maximum amount provided during the year ended and ending balance as of December 31, 2021 and 2020 of the cash collateral provided and recognized receivable for the return of collateral for secured borrowing is as follows (In Millions):

	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	December 31, 2021		December 31, 2020
Cash	$3,725	$3,175	$3,620	$1,550

The maximum amount provided during the year ended and ending balance as of December 31, 2021 and 2020 of the recognized liability to return collateral for secured borrowing is as follows (In Millions):

	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	December 31, 2021		December 31, 2020
Repo securities sold/acquired with cash collateral	$3,725	$3,175	$3,620	$1,550

In 2015, the Company entered into a participation agreement with an unrelated third party (Transferee) that qualified as a secured borrowing transaction. The Company transferred an approximate 10% interest in two commercial mortgage loan receivables (the Loans) to the Transferee and maintained an ownership interest in the Loans. In 2021, the participation agreement was terminated.  As of December 31, 2020, the Company’s reported book value in the Loans was $377 million, and the secured borrowing balance, including accrued interest, was $49 million (Note 9).

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation as of December 31, 2021 and 2020.

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2021:		(In Millions)
WCFI Designation 1	$310		$310
WCFI Designation 2	134		134
Total	$444	—	$444

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2020:		(In Millions)
WCFI Designation 1	$340		$340
WCFI Designation 2	38		38
Total	$378	—	$378

The table below presents the aggregate maturity distribution on the underlying working capital finance programs.

	Book/Adjusted Carrying Value
	December 31,
	2021	2020
	(In Millions)
Up to 180 days	$422	$378
181 to 365 days	22
Total	$444	$378

DEBT RESTRUCTURING

As of December 31, 2021 and 2020, the Company had investments in restructured bonds and mortgage loans of $40 million and $20 million, respectively.  The realized capital losses related to these bonds and mortgage loans were $31 million, zero and zero for the years ended December 31, 2021, 2020 and 2019, respectively.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2021:
Farm	4.45%	3.10%
Construction and land development	4.25%	4.07%
Commercial	4.39%	2.35%

Year Ended December 31, 2020:
Farm	4.95%	3.10%
Construction and land development	5.02%	4.49%
Multi-family residential	2.70%	2.70%
Commercial	5.00%	2.85%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 100%.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2021:	(In Millions)
Current	$930	$239	$14,644	$107	$15,920
30-59 days past due	2				2
60-89 days past due	1				1
90+ days past due					—
Total	$933	$239	$14,644	$107	$15,923

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1) (2)			$1,080	$107	$1,187

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2020:	(In Millions)
Current	$753	$281	$13,918	$107	$15,059
30-59 days past due					—
60-89 days past due	1				1
90+ days past due					—
Total	$754	$281	$13,918	$107	$15,060

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)			$1,502	$107	$1,609

(1) Excluded from the Commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A.  The total amounts were $2,823 million and $2,752 million as of December 31, 2021 and 2020, respectively.

(2) Amounts were updated subsequent to the issuance of the Annual Statement.

The Company’s mortgage loans finance various types of properties primarily throughout the U.S., Canada and the United Kingdom (UK).  The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,
	2021	2020
	(In Millions)
California	$3,292	$2,998
Washington	1,363	1,360
Texas	1,343	1,525
Illinois	1,252	1,175
New York	907	915
Massachusetts	813	755
New Jersey	723	719
Virginia	708	475
Florida	704	589
Arizona	613	624
All other	4,205	3,924
Total	$15,923	$15,059

As of December 31, 2021 and 2020, the largest carrying amount of one single commercial loan in California, the state with the highest geographical distribution, was $404 million or 3% and $302 million or 2% of the mortgage loan carrying value, respectively.  This loan was secured by apartment buildings.

As of December 31, 2021, the largest total carrying value of multiple commercial loans with a single sponsor was $564 million and 4% of the mortgage loan carrying value.  As of December 31, 2021, these loans were located in Arizona and California and were secured by retail.  As of December 31, 2020, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $614 million and 4% of the mortgage loan carrying value.  As of December 31, 2020, these loans were located in Washington, District of Columbia, Illinois, North Carolina, Georgia, Texas, Arizona, and California and were secured by apartment, lodging, and golf properties.

The Company did not have mortgage loans with accrued interest more than 180 days past due as of December 31, 2021 and 2020.

For the years ended December 31, 2021, 2020 and 2019, the Company recognized in net investment income prepayment income of $30 million, $41 million and $32 million, respectively, from early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in the No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  There may be disputes between the borrower and contractors.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  This includes troubled debt restructures (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief.  There may be disputes between the borrower and contractors.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for TDR, impairment and loss is increased.  This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The Company is working with borrowers who are experiencing financial difficulty as a direct result of the COVID-19 pandemic.  When necessary, the Company is providing loan modifications to assist borrowers with their present circumstances. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are TDR consistent with the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act through January 1, 2022 and clarified that insurance companies are covered under the CARES Act. The Company’s loan modifications will fall within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under INT 20-03, and do not qualify as TDRs. As of December 31, 2021, the Company has provided modification in the form of principal and/or interest payment relief and extension of maturity dates to mortgage loans with a total book value of $916 million.  These loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2021 and 2020 ($ In Millions):

	December 31, 2021
	No Credit Concern		Level 1 Minimal Credit Concern		Level 2 Moderate Credit Concern		Level 3 Significant Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Agricultural	$933	2.25							$933	2.25
Apartment	2,707	1.86							2,707	1.86
Golf course	52	2.40	$22	0.90			$18	0.82	92	1.73
Industrial	751	2.37							751	2.37
Lodging	799	2.30	87	0.47	$466	0.21			1,352	1.46
Mobile home park	179	3.62							179	3.62
Office	3,512	2.09			47	2.76	20	0.75	3,579	2.09
Residential	43	2.49							43	2.49
Retail	1,839	1.87	225	1.32			514	0.72	2,578	1.59
Construction	3,299		250		160				3,709
Total	$14,114	2.07	$584	1.07	$673	0.45	$552	0.72	$15,923	1.92

	December 31, 2020
	No Credit Concern		Level 1 Minimal Credit Concern		Level 2 Moderate Credit Concern		Level 3 Significant Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Agricultural	$754	2.25							$754	2.25
Apartment	1,728	1.59	$253	1.18					1,981	1.54
Golf course	38	1.11	21	0.74	$32	0.85	$20	0.69	111	0.89
Industrial	344	2.73							344	2.73
Lodging	211	1.36	662	0.25	371	(0.24)	337	(1.25)	1,581	(0.04)
Mobile home park	180	3.39							180	3.39
Office	3,532	1.94	617	2.18			20	0.62	4,169	1.97
Residential	84	2.37							84	2.37
Retail	489	1.59	1,911	1.77			185	1.91	2,585	1.74
Construction	2,072		954		245				3,271
Total mortgage loans	$9,432	1.92	$4,418	1.50	$648	(0.15)	$562	(0.08)	$15,060	1.63

JOINT VENTURES, PARTNERSHIPS AND LLCs

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2021 and 2020.  For impaired investments in joint ventures, partnerships and limited liability companies, the Company recorded write downs of $11 million, $10 million and $6 million on 6, 5 and 7 investments during the years ended December 31, 2021, 2020 and 2019, respectively, based upon lower estimated future cash flows.

6.     FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2021 and 2020:

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2021:	(In Millions)
Assets:
Bonds:
Issuer obligations		$24			$24
LBASS			$103		103
Total bonds	—	24	103	—	127

Preferred stocks:
Industrial and miscellaneous		1	1		2
Total preferred stocks	—	1	1	—	2

Common stocks:
Industrial and miscellaneous	$16		22		38
Affiliates (1)	127				127
Total common stocks	143	—	22	—	165

Derivatives:
Foreign currency and interest rate swaps		208			208
Equity derivatives	82		1,916		1,998
Total derivatives	82	208	1,916	—	2,206

Separate account assets (2)	67,331	1		$644	67,976
Total	$67,556	$234	$2,042	$644	$70,476

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$213			$213
Equity derivatives			$10		10
Total	—	$213	$10	—	$223

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2020:	(In Millions)
Assets:
Bonds:
Issuer obligations		$2			$2
LBASS			$1		1
Total bonds	—	2	1	—	3

Common stocks:
Industrial and miscellaneous			7		7
Affiliates (1)	$120				120
Total common stocks	120	—	7	—	127

Derivatives:
Foreign currency and interest rate swaps		224			224
Equity derivatives	116		1,266		1,382
Total derivatives	116	224	1,266	—	1,606

Separate account assets (2)	61,335			$488	61,823
Total	$61,571	$226	$1,274	$488	$63,559

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$166			$166
Equity derivatives			$2		2
Total	—	$166	$2	—	$168

(1)  Consists of mutual funds managed by affiliated entities.

(2)  Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.  The Company accounts for certain derivatives that are designated as cash flow hedges in the same manner as the hedged liability, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consist of bonds based on the valuation methods described above in Bonds, Preferred Stocks and Common Stocks. The fair value of assets in the Separate Accounts in Level 3 consist of bonds based on valuation methods described in Bonds, Preferred Stocks and Common Stocks and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually and annually. The remaining lockup period ranges from zero to 32 months as of December 31, 2021.  There are no unfunded commitments of investments measured using the NAV practical expedient  as of December 31, 2021.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out	Included in	Included in				December 31,
	2021	of Level 3 (1) (2)	of Level 3 (2)	Net Income	Surplus	Purchases	Sales	Settlements	2021
	(In Millions)
Bonds	$1	$31		$1	($2)	$72			$103
Preferred stocks						1			1
Common stocks	7					16	($1)		22
Derivatives, net	1,264			1,518	(53)	1,022		($1,845)	1,906
Total	$1,272	$31	$—	$1,519	($55)	$1,111	($1)	($1,845)	$2,032

				Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out	Included in	Included in				December 31,
	2020	of Level 3 (1) (2)	of Level 3 (2) (3)	Net Loss	Surplus	Purchases	Sales	Settlements	2020
	(In Millions)
Bonds	$11	$1	($10)					($1)	$1
Common stocks	5			$1		$19	($18)		7
Derivatives, net	826			883	$193	211		(849)	1,264
Total	$842	$1	($10)	$884	$193	$230	($18)	($850)	$1,272

(1) Transferred into Level 3 due to carrying value adjustments down to fair value.

(2) Transfers in and/or out are recognized at the end of each quarter.

(3) Transferred out of Level 3 due to NAIC designation upgrade.

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table:

	December 31, 2021
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$72,460	$67,346		$67,642	$4,818
Preferred stocks	2	2		1	1
Common stocks (1)	165	165	$143		22
Mortgage loans	16,605	15,923			16,605
Cash, cash equivalents and short-term investments	993	993	813	30	150
Contract loans	7,489	7,489			7,489
Derivatives, net	1,983	1,983	82	(5)	1,906
Securities lending reinvested collateral assets (2)	3,327	3,327		3,327
Other invested assets (1)	776	743		714	62
Separate account assets	70,462	70,442	67,331	2,254	230	$647
Liabilities:
Liability for deposit-type contracts (3)	11,705	11,108		6,919	4,786
Separate account liability for deposit-type contracts	6	6			6

	December 31, 2020
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$66,401	$58,897		$63,086	$3,315
Preferred stocks	9	8		9
Common stocks (1)	127	127	$120		7
Mortgage loans	15,464	15,060			15,464
Cash, cash equivalents and short-term investments	2,000	2,000	1,792	200	8
Contract loans	7,690	7,690			7,690
Derivatives, net	1,437	1,437	115	58	1,264
Securities lending reinvested collateral assets (2)	2,681	2,681		2,681
Other invested assets (1)	578	547		568	10
Separate account assets	63,344	63,283	61,335	1,338	183	$488
Liabilities:
Liability for deposit-type contracts (3)	7,038	6,173		2,198	4,840
Borrowed money	49	49			49
Separate account liability for deposit-type contracts	4	4			4

(1) Excludes investments accounted for under the equity method.

(2) Excludes payable for securities lending as it equals the securities lending reinvested collateral.

(3) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2021 and 2020:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, and discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk.  The fair value of the liability for deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying values.

BORROWED MONEY

The secured borrowing fair value is determined by discounting estimated future cash flows, using current rates that are applicable to similar quality, collateral type and maturity.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

7.                      DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general  account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type.  Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Millions)
December 31, 2021:
Equity call options	$22,355	$1,908	$1,908
Foreign currency swaps	4,325	65	65
Interest rate swaps	6,256	(70)	(70)
Equity total return swaps	155	(3)	(3)
Equity futures	2,731	82	82
Equity put options	732	1	1
Total	$36,554	$1,983	$1,983

December 31, 2020:
Equity call options	$17,222	$1,265	$1,265
Foreign currency swaps	2,015	(37)	(37)
Interest rate swaps	2,432	95	95
Equity total return swaps	140	(1)	(1)
Equity futures	2,736	115	115
Total	$24,545	$1,437	$1,437

Notional amount represents a standard of measurement of the volume of derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $846 million and $950 million as of December 31, 2021 and 2020, respectively.  Cash collateral pledged to OTC counterparties was $290 million and $37 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company had also accepted collateral, consisting of various securities, with a fair value of $327 million and $12 million, respectively, which are held in separate custodial accounts.  As of December 31, 2021 and 2020, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.  The Company pledged cash and assets to satisfy this collateral requirement.  Cash pledged for initial margin was $82 million and $115 million as of December 31, 2021 and 2020, respectively.  Assets pledged to satisfy this requirement for initial margin had a fair value of $138 million and $78 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company provided collateral in the form of various securities with a carrying value of $126 million and $65 million, respectively, which are included in bonds.  The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products  with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.  These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2021, 2020 and 2019, $554 million, $432 million and $326 million, respectively, of option premium expense recorded in net investment income for the one-year equity call options hedging life indexed account insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2021, 2020 and 2019, the Company recorded $15 million, $1 million and zero, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to  U.S. dollar fixed liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies. The main currencies swapped that the Company has designated as cash flow hedges are the British pound and the Swiss franc.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 39 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.  These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities. The main currencies that the Company economically hedges are the euro, British pound, and Canadian dollar.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value Years Ended December 31,		Ending Fair Value as of December 31,
	2021	2020	2021		2020
			Asset	Liability	Asset	Liability
	(In Millions)
Equity call options	$423	$259	$478		$486
Equity total return swaps	1	16		$3		$1
Equity futures	72	233	82		115
Foreign currency swaps	(8)	175	86	52	57	94
Interest rate swaps	(86)	118	89	159	167	72
Equity put options	5	23	1
Total	$407	$824	$736	$214	$825	$167

The following table summarizes the net gains or (losses) recorded in realized and unrealized capital gains and losses for derivatives not designated as hedging instruments.

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Equity total return swaps	($2)	$22	($65)
Equity futures	(401)	(1,080)	(13)
Foreign currency swaps	94	(107)	(7)
Interest rate swaps	(165)	78	19
Equity call options	733	422	308
Equity put options	(1)	39	(23)
Total	$258	($626)	$219

For the years ended December 31, 2021, 2020 and 2019, net losses from periodic net settlements and amortization recorded in net investment income were $176 million, $35 million and $330 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Millions):

Years Ending December 31:	Premium Payments Due
2022	$613	(1)
2023	77
2024	18
2025	34
2026 and thereafter	49
Total undiscounted future settled premium commitments	$791

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

Years Ending December 31:	Undiscounted Future Premium Commitments	Equity Call Option Fair Value		Equity Call Option Fair Value Excluding Impact of Discounted Future Settled Premiums
2021	$791	$1,480		$1,480
2020	621	784	(1)	$1,115

(1) The equity call option fair value excludes accrued premium liability of $290 million as of December 31, 2020.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives.  The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent  rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2021 and 2020, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2021 was $2 million.  The maximum exposure to any single counterparty was $2 million as of December 31, 2021.  All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2021, 2020 and 2019.  The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

8.                      INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2021			December 31, 2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Gross deferred tax assets	$1,106		$1,106	$964		$964
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,106		1,106	964		964
Deferred tax assets nonadmitted	124		124	146		146
Net admitted deferred tax asset	982		982	818		818
Deferred tax liabilities	229	$291	520	252	$155	407
Net admitted deferred tax asset (net deferred tax liability)	$753	($291)	$462	$566	($155)	$411

				Change during 2021
				Ordinary	Capital	Total
				(In Millions)
Gross deferred tax assets				$142		$142
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets				142		142
Deferred tax assets nonadmitted				(22)		(22)
Net admitted deferred tax asset				164		164
Deferred tax liabilities				(23)	$136	113
Net admitted deferred tax asset (net deferred tax liability)				$187	($136)	$51

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2021			December 31, 2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	462		462	411		411
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	462		462	411		411
Adjusted gross deferred tax assets allowed per limitation threshold			1,633			1,635
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	229	$291	520	252	$155	407
Deferred tax assets admitted as the result of application of SSAP No. 101	$691	$291	$982	$663	$155	$818

				Change during 2021
				Ordinary	Capital	Total
				(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks				$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation				51		51
Adjusted gross deferred tax assets expected to be realized following the balance sheet date				51		51
Adjusted gross deferred tax assets allowed per limitation threshold						(2)
Adjusted gross deferred tax assets offset by gross deferred tax liabilities				(23)	$136	113
Deferred tax assets admitted as the result of application of SSAP No. 101				$28	$136	$164

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Millions):

	December 31,
	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	1,172%	1,256%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$10,886	$10,898

The impacts of tax planning strategies as of December 31, 2021 and 2020 are as follows ($ In Millions):

	December 31, 2021
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,106	$—
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$982	$—
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2020
	Ordinary	Capital
Adjusted gross deferred tax assets	$964	$—
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$818	$—
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2021 and 2020.

The Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2021	2020	2019	2021-2020	2020-2019
	(In Millions)
Federal income tax expense (benefit)	$210	($197)	($50)	$407	($147)
Federal income taxes on net capital gains (loss)	(7)	14	100	(21)	(86)
Other		(12)		12	(12)
Federal income tax expense (benefit)	$203	($195)	$50	$398	($245)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows. There were no capital deferred tax assets as of December 31, 2021 and 2020.

	December 31,
Deferred tax assets:	2021	2020	Change
Ordinary:	(In Millions)
Policyholder reserves	$598	$486	$112
Deferred acquisition costs	428	403	25
Compensation and benefits accrual	66	61	5
Policyholder dividend accruals	2	2	—
Other	12	12	—
Total	1,106	964	142
Statutory valuation allowance adjustment
Nonadmitted	124	146	(22)
Admitted deferred tax assets	982	818	164

Deferred tax liabilities:
Ordinary:
Investments	144	138	6
Fixed assets	78	106	(28)
Other	7	8	(1)
Total deferred tax liabilities	229	252	(23)

Capital:
Investments	291	155	136
Total	291	155	136

Deferred tax liabilities	520	407	113

Net admitted deferred tax assets	$462	$411	$51

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2021	2020	Change
	(In Millions)
Total deferred tax assets	$1,106	$964	$142
Total deferred tax liabilities	520	407	113
Net deferred tax asset	$586	$557	29
Tax effect of unrealized activities			59
Change in net operating deferred income tax			$88

The CARES Act, enacted on March 27, 2020, contains certain income tax related provisions. One of the key provisions allows companies with net operating losses (NOL) originating in 2018, 2019 or 2020 to carry back those losses to the five preceding tax years and recover cash taxes paid in those years. The Company recorded a Federal income tax benefit for the expected carryback of 2020 NOL to the five preceding tax years from 2015 to 2019, some of which were at a higher statutory tax rate than the current year.  The benefit was reflected in Federal income tax expense (benefit) in 2020, with additional adjustment in 2021 based on 2020 tax return as filed.

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes.  The significant items causing these differences are as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Provision computed at statutory rate	$225	($51)	$377
Tax impact from derivative gains (losses)	(43)	54	34
Tax impact from surplus activities		61	10
Tax impact from affiliates	41	(53)	(245)
Tax credits	(21)	(14)	(38)
Dividend received deduction	(33)	(30)	(30)
Taxes allocated under tax sharing agreement	(24)	(29)	(10)
Benefit of NOL carryback under CARES Act	(18)	(72)
Other	(12)	7	(1)
Total statutory income tax	$115	($127)	$97

Federal income tax expense (benefit)	$203	($195)	$50
Change in net deferred income taxes	(88)	68	47
Total statutory income tax	$115	($127)	$97

The Company had no low income housing and solar energy credit carryforwards as of December 31, 2021 and 2020.  The Company had no investment tax credits.  The Company had no Alternative Minimum Tax  credit carryforward. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status.  The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.  The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Millions).

	Ordinary	Capital
2021 estimated
2020		$27
2019		42

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2021.

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes.  During the years ended December 31, 2021, 2020 and 2019, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

9.                        BORROWED MONEY

The Company maintains a $700 million commercial paper program.  There was no commercial paper debt outstanding as of December 31, 2021 and 2020.  In addition, the Company had a bank revolving credit facility of $400 million maturing in June 2023 that served as a back-up line of credit to the commercial paper program. In June 2021, this facility and a $600 million revolving credit facility at Pacific LifeCorp were unified and extended into a new $1.0 billion senior revolving credit facility available to both borrowers up to the full commitment amount (the Company and Pacific LifeCorp) with a maturity date of June 2026. The new facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of  December 31, 2021 and 2020. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2021. The Company maintains a reverse repurchase line of credit with various financial institutions. There was no debt outstanding in connection with these lines of credit as of December 31, 2021 and 2020.

The Company had an outstanding liability for borrowed money in the amount of $49 million as of December 31, 2020, due to an unrelated third party.  The lender’s collateral for the amount borrowed was a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate properties.  In 2021, the participation agreement was terminated.

The Company is a member of the Federal Home Loan Bank (FHLB) of Topeka.  The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $1.5 billion and $1.7 billion as of December 31, 2021 and 2020, respectively.  However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company.  Interest is at variable or fixed rates.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s general strategy to utilize funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money.  The funding agreement reserves established were $489 million and $102 million as of December 31, 2021 and 2020, respectively.  The funding agreement liabilities are included in liability for deposit-type contracts.  There was no debt outstanding with the FHLB as of December 31, 2021 and 2020.

The collateral pledged to the FHLB is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	December 31, 2021			December 31, 2020
General Accounts:	(In Millions)
Total collateral pledged	$1,100	$1,081	$489	$705	$637	$102
Maximum collateral pledged	1,108	1,087	489	926	915	508

The maximum borrowing from FHLB during the year ended December 31, 2021 is as follows (In Millions):

General Account
Debt	$—
Funding agreements	489
Total	$489

The Company’s current borrowings from FHLB are not subject to prepayment penalties.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance.  As of December 31, 2021 and 2020, the Company holds $22 million and $7 million, respectively, of FHLB of Topeka stock, which is recorded in common stocks.

10.                  CAPITAL AND SURPLUS

The Company has 600,000 shares of common stock authorized, issued and outstanding with a par value of $50.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2021 statutory results, the Company could pay up to $769 million in dividends in 2022 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement.  Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.   There are no other restrictions on unassigned surplus.

During the year ended December 31, 2021, Pacific Life paid an ordinary dividend in the form of cash and bonds to Pacific LifeCorp of $450 million.  During the years ended December 31, 2020 and 2019, Pacific Life paid an ordinary cash dividend to Pacific LifeCorp of zero and $650 million, respectively.

During the year ended December 31, 2020, Pacific LifeCorp made a capital contribution to the Company of $650 million that is reported in paid in surplus.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2021 and 2020 was $708 million and $332 million, respectively.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2021	2020
	(In Millions)
1993 Surplus Notes	$134	$134
2009 Surplus Notes	385	385
2013 Surplus Note	407	406
2017 Surplus Notes	749	749
Total surplus notes	$1,675	$1,674

1993 Surplus Notes:

On December 30, 1993, the Company issued Contribution Certificates, also referred to as surplus notes (1993 Surplus Notes) in the principal amount of $150 million for net cash proceeds of approximately $147 million at an interest rate of 7.90% maturing on December 30, 2023.  Interest is payable semiannually on June 30 and December 30.  Total interest and principal paid on a cumulative basis was $330 million and $16 million, respectively, as of December 31, 2021.  Interest paid on the 1993 Surplus Notes amounted to $11 million for the years ended December 31, 2021, 2020 and 2019, and is included in net investment income.  There was no principal paid during the years ended December 31, 2021, 2020 and 2019.  The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR).  During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method.  As of December 31, 2021, total unamortized gains were $10 million.  Amortization totaled $5 million, $5 million and $4 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The 1993 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Merrill Lynch & Co., Goldman Sachs & Co., and J.P. Morgan Securities, Inc., and are administered by JPMorgan Chase Bank.  The 1993 Surplus Notes may not be redeemed at the option of the Company or any holder of the 1993 Surplus Notes. The 1993 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  Each payment of interest on and the repayment of principal of the 1993 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 1993 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

On October 24, 2017, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $16 million of the 1993 Surplus Notes. A tender offer premium payment of $4 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $3 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

2009 Surplus Notes:

On June 15, 2009, the Company issued $1 billion of surplus notes at a fixed interest rate of 9.25%, maturing on June 15, 2039 (2009 Surplus Notes).  Interest is payable semiannually on June 15 and December 15.  Total interest and principal paid on a cumulative basis was and $959 million and $615 million, respectively, as of December 31, 2021.  Interest paid on the 2009 Surplus Notes amounted to $36 million for each of the years ended December 31, 2021, 2020 and 2019 and is included in net investment income.  There was no principal paid during the years ended December 31, 2021, 2020 and 2019.  The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption.  The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI.  The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated.  Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method.  As of December 31, 2021, total unamortized gains were $113 million.  Amortization totaled $3 million for each of the years ended December 31, 2021, 2020 and 2019.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes.  The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

On January 22, 2013, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $323 million of the 2009 Surplus Notes. A tender offer premium payment of $155 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $112 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

On February 11, 2016, with the approval of the Director of the NE DOI, the Company repurchased and retired an additional $56 million of principal of its 2009 Surplus Notes. A premium payment of $24 million was recorded in interest expense and reported through net investment income.  Partially offsetting the interest expense was $18 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

On October 24, 2017, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $236 million of the 2009 Surplus Notes. A tender offer premium payment of $166 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $74 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

2013 Surplus Note:

Concurrent with the repurchase of 2009 Surplus Notes on January 22, 2013 discussed above and, with the approval of the Director of the NE DOI, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing on January 25, 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  Total interest and principal paid on a cumulative basis was $201 million and $90 million, respectively, as of December 31, 2021.  Interest paid on the 2013 Surplus Note amounted to $21 million for each of the years ended December 31, 2021, 2020 and 2019 and is included in net investment income.  There was no principal paid during the years ended December 31, 2021, 2020 and 2019.

On October 24, 2017, with the approval of the Director of the NE DOI, the Company repurchased and retired $90 million of the 2013 Surplus Note.

2017 Surplus Notes:

On October 24, 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing on October 24, 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%.  Interest is payable semiannually on April 24 and October 24 until and including October 24, 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities, and Goldman Sachs & Co. LLC.  The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 24, 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption.  Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  Total interest and principal paid on a cumulative basis was and $129 million and zero, respectively, as of December 31, 2021.  Interest paid on the 2017 Surplus Notes amounted to $32 million for each of the years ended December 31, 2021, 2020 and 2019 and is included in net investment income.  There was no principal paid during the years ended December 31, 2021, 2020 and 2019.

11.                  REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements.  The amounts included in revenue adjustments on reinsurance ceded primarily represents ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2021, 2020 and 2019, premiums assumed were $2.5 billion, $0.9 billion and $0.9 billion, and premiums ceded were $1.8 billion, $1.2 billion and $1.4 billion, respectively.  As of December 31, 2021 and 2020, reserve credits recorded on ceded reinsurance were $4.2 billion and $3.6 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $356 million and $296 million as of December 31, 2021 and 2020, respectively.  Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $355 million and $222 million as of December 31, 2021 and 2020, respectively.

The Company has assumed and ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer.  The Company recorded an immaterial impairment, and the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements  - statutory basis as of December 31, 2021.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group’s reinsurance company.  Premiums ceded to this producer group amounted to $371 million, $274 million and $273 million for the years ended December 31, 2021, 2020 and 2019, respectively.  Direct premiums written or produced by this producer group amounted to $146 million, $90 million and $76 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.5 billion and $2.2 billion as of December 31, 2021 and 2020, respectively.  The amount of new reinsurance credits taken for an existing agreement amended during the year ended December 31, 2021, which included policies or contracts that were in force or which had existing reserves established by the Company, was $70 million as of December 31, 2021.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2021, Pacific Life’s total statutory reserve credit was $3,131 million, of which $1,737 million was supported by third party excess of loss reinsurance agreement and note facilities, as described below.  As of December 31, 2020, the Company’s total statutory reserve credit was $2,828 million, of which $1,480 million was supported by third party excess of loss reinsurance agreement and note facilities, as described below.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska.  The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

Effective December 1, 2019, PAR Vermont entered into a 25-year excess of loss reinsurance agreement (XOL Agreement) with an unrelated third party for a maximum commitment amount of $1.5 billion with an expiration date of December 1, 2044 which replaced the previously held letter of credit (LOC) Facility. The XOL Agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont. The XOL Asset Value calculated in accordance with the XOL Agreement was approved as, and was included as, an admitted asset by the Vermont Department as of December 31, 2021.  The XOL asset value in the amount of $719 million ($719 million admitted) and $627 million ($627 million admitted) was recorded by PAR Vermont as of December 31, 2021 and 2020, respectively, (Note 1).

Reserves in excess of the economic reserves are supported at PBRC by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to the Pacific LifeCorp or any of its affiliates, other than PBRC. Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a promissory note in return with a maturity date of December 2041. The promissory note is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension. The promissory note has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2021 and 2020, the promissory note amounted to $647 million and $525 million, respectively, and was held in a trust with the Company as beneficiary.  PBRC admitted $647 million and $525 million as an asset in its statutory financial statements as of December 31, 2021 and 2020, respectively, (Note 1).

The Company executed a single reinsurance agreement subject to the requirements of NAIC Actuarial Guideline 48.  The reinsurance agreement with PBRC was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019.  For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis.  Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement.  As of December 31, 2021 and 2020, the Company did not have any non-zero Primary Security Shortfalls.

RGBM assumes certain U.S. life retrocession business from the Company, as well as other non-U.S. life retrocession business.  The Company has reinsurance agreements with RGBM, through which the Company retrocedes underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to RGBM (RGBM Agreement). The statutory reserve credit was supported by a letter of credit (RGBM LOC) issued to RGBM by a highly rated bank for the benefit of the Company. In June 2021, RGBM became a reciprocal reinsurer under Nebraska law, allowing it to reinsure business ceded to it from the Company without the need to post collateral. Effective July 1, 2021, the RGBM Agreement was amended to remove RGBM’s obligation to provide the RGBM LOC and the RGBM LOC was terminated on July 16, 2021. In addition, the RGBM Agreement was modified from a 100% coinsurance with funds withheld to a 100% coinsurance agreement. In connection with the RGBM LOC, Pacific LifeCorp provided a guarantee to the bank for certain obligations under the letter of credit reimbursement agreement, which was terminated in August 2021. Pacific LifeCorp continues to have a capital maintenance agreement with RGBM.

The Company has policies issued that have been reinsured by Union Hamilton Reinsurance, Ltd., which is chartered in a country other than the U.S. that is owned in excess of 10% by a person not primarily engaged in the insurance business.  Union Hamilton Reinsurance, Ltd. is a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company that provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

ASSUMED AFFILIATED REINSURANCE

The Company has reinsurance agreements with PLRL through which the Company provides two longevity reinsurance solutions. Assumed premiums related to the protection of longevity risk associated with individual annuities and pension schemes by the Company amounted to $72 million,  $71 million and $56 million for the years ended December 31, 2021, 2020 and 2019, respectively.  Assumed premiums related to the protection of asset, interest rate and longevity risk associated with pension schemes by the Company amounted to $1.7 million, zero and zero during the years ended December 31, 2021, 2020 and 2019, respectively.

12.      EMPLOYEE BENEFIT PLANS

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non-qualified defined benefit plan.  As of December 31, 2021 and 2020, the benefit obligation and total liability recognized were $81 million and $78 million, respectively.  The accrued benefit costs were $59 million and $58 million and the liability for pension benefits were $22 million and $20 million as of December 31, 2021 and 2020, respectively.  The fair value of plan assets as of December 31, 2021 and 2020 was zero.

POSTRETIREMENT BENEFITS

The Company provides a postretirement health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents.  As of December 31, 2021 and 2020, the benefit obligation and total liability recognized were $6 million and $7 million, respectively.  The accrued benefit costs were $6 million and $6 million and the liability for pension benefits were zero and $1 million as of December 31, 2021 and 2020, respectively.  The fair value of the plan assets as of December 31, 2021 and

2020 was zero.  The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

The following is a summary of pension and postretirement benefits as of December 31, 2021 and 2020:

	Pension Benefit		Postretirement Benefits
	December 31,		December 31,
	2021	2020	2021	2020
	(In Millions)
Change in benefit obligation - underfunded:
Benefit obligation, beginning of year	$78	$71	$7	$8
Service cost	4	4
Interest cost	2	2
Actuarial gains and losses	5	4	(1)	(1)
Benefits paid	(2)	(3)
Business combinations, divestitures, settlements and special termination benefits	(6)
Benefit obligation, end of year	$81	$78	$6	$7

	Pension Benefit			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2021	2020	2019	2021	2020	2019
	(In Millions)
Components of net periodic benefit cost:
Service cost	$4	$4	$5
Interest cost	2	2	3
Gains and losses	1	2	1
Prior service cost or credit			1
Gain or loss recognized due to a settlement or curtailment	2		2
Total net periodic benefit cost	$9	$8	$12	$—	$—	$—

	Pension Benefit		Postretirement Benefits
	December 31,		December 31,
	2021	2020	2021	2020
	(In Millions)
Amounts in unassigned fund (surplus) recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic cost - prior year	$20	$18	$1	$2
Net prior service cost or credit recognized or arising during the period
Net gain or loss arising during the period	5	3	(1)	(1)
Net gain or loss recognized	(3)	(1)
Items not yet recognized as a component of net periodic cost - current year	$22	$20	$—	$1

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost	$1	$1
Net recognized gains or losses	$21	$19	$—	$1

Weighted average assumptions are as follows:

	Pension Benefit			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
Net Periodic Benefit Costs:	2021	2020	2019	2021	2020	2019
Weighted average discount rate	2.05%	2.90%	4.15%	2.25%	3.05%	4.20%
Interest crediting rates /Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	2.40%	3.10%	4.15%	3.50%	5.00%	5.00%

	December 31,			December 31,
	2021	2020		2021	2020
Projected Benefit Obligations:
Weighted average discount rate	2.55%	2.05%		2.60%	2.25%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	2.75%	2.40%		3.50%	3.50%

The Company does not have any regulatory contribution requirements for 2021.  The Company expects to contribute $7 million in 2022 for the pension plans and $1 million for the postretirement plans.  The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the years ending December 31 (In Millions):

2022	2023	2024	2025	2026	2027 through 2031
$9	$7	$8	$8	$6	$36

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 75% of each employee’s contribution, up to a maximum of 6% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $41 million, $44 million and $40 million for the years ended December 31, 2021, 2020 and 2019, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts.  The interest rate is determined quarterly.  The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2021 and 2020, the deferred amounts were $137 million and $138 million, respectively.  The Company’s contributions to the plan were $6 million, $7 million and $7 million for the years ended December 31, 2021, 2020 and 2019, respectively.

13.      RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For traditional policies with a flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium.  For traditional policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2021 and 2020, the Company had $20.3 billion and $24.8 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions.  For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

Other reserve changes are comprised of changes in separate account fair values, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, and change in CRVM expense allowance.  As of December 31, 2021 and 2020, other reserve changes were $331 million and $490 million, respectively.

As of December 31, 2021 and 2020, there were $16 million and $17 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the years ended December 31, 2021, 2020 and 2019.

14.      ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2021
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,218		$15,218	18%
At book value less current surrender charge of 5% or more (1)	2,333		2,333	3%
At fair value		$55,415	55,415	64%
Total with market value adjustment or at fair value	17,551	55,415	72,966	85%
At book value without adjustment	7,270		7,270	8%
Not subject to discretionary withdrawal	6,142	2	6,144	7%
Total (gross: direct + assumed)	30,963	55,417	86,380	100%
Reinsurance ceded	342		342
Total (net)	$30,621	$55,417	$86,038

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$1,045		$1,045

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2021
	General	Separate Account		% of
	Account	With Guarantees	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$1		$1
Not subject to discretionary withdrawal	7,527	$2,798	10,325	100%
Total (gross: direct + assumed)	7,528	2,798	10,326	100%
Reinsurance ceded
Total (net)	$7,528	$2,798	$10,326

Deposit-type Contracts:	December 31, 2021
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$130		$130	1%
At fair value		$6	6
Total with market value adjustment or at fair value	130	6	136	1%
At book value without adjustment	1,631		1,631	15%
Not subject to discretionary withdrawal	9,437		9,437	84%
Total (gross: direct + assumed)	11,198	6	11,204	100%
Reinsurance ceded
Total (net)	$11,198	$6	$11,204

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2021
	General	Separate Account	Separate Account		% of
	Account	With Guarantees	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,349			$15,349	14%
At book value less current surrender charge of 5% or more (1)	2,333			2,333	2%
At fair value			$55,421	55,421	52%
Total with market value adjustment or at fair value	17,682		55,421	73,103	68%
At book value without adjustment	8,901			8,901	8%
Not subject to discretionary withdrawal	23,106	$2,798	2	25,906	24%
Total (gross: direct + assumed)	49,689	2,798	55,423	107,910	100%
Reinsurance ceded	342			342
Total (net)	$49,347	$2,798	$55,423	$107,568

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2020
	General	Separate Account	Separate Account		% of
	Account	With Guarantees	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,202			$15,202	16%
At book value less current surrender charge of 5% or more (1)	2,595			2,595	3%
At fair value			$51,035	51,035	54%
Total with market value adjustment or at fair value	17,797		51,035	68,832	73%
At book value without adjustment	6,301			6,301	6%
Not subject to discretionary withdrawal	18,120	$1,657	2	19,779	21%
Total (gross: direct + assumed)	42,218	1,657	51,037	94,912	100%
Reinsurance ceded	23			23
Total (net)	$42,195	$1,657	$51,037	$94,889

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2021	2020
	(In Millions)
Annual Statement:
Annuities	$38,146	$35,911
Supplementary contracts with life contingencies	3	3
Deposit-type contracts and funding agreements	11,198	6,281
Subtotal	49,347	42,195

Separate Accounts Annual Statement:
Annuities	58,216	52,690
Other contract deposit funds	5	4
Subtotal	58,221	52,694

Combined total	$107,568	$94,889

15.     ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2021 and 2020:

December 31, 2021	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,803	$3,288	$3,363
Universal life with secondary guarantees	5,541	5,511	8,241
Indexed universal life	4	4	4
Indexed universal life with secondary guarantees	13,813	12,222	13,495
Other permanent cash value life insurance	9,976	10,697	11,023
Variable universal life	3,707	3,672	3,775	$11,469	$11,354	$11,348
Miscellaneous reserves	2	2	7

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			956
Disability - active lives (1)			7
Disability - disabled lives			13
Miscellaneous reserves			874
Total (direct + assumed)	35,846	35,396	41,758	11,469	11,354	11,348
Reinsurance ceded			3,894
Total (net)	$35,846	$35,396	$37,864	$11,469	$11,354	$11,348

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

December 31, 2020	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,861	$3,341	$3,406
Universal life with secondary guarantees	5,469	5,440	8,232
Indexed universal life with secondary guarantees	11,301	9,990	10,964
Other permanent cash value life insurance	10,198	10,804	11,125
Variable universal life	3,576	3,544	3,630	$9,924	$9,830	$9,824
Miscellaneous reserves	5	5	8

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			800
Disability - active lives (1)			5
Disability - disabled lives			13
Miscellaneous reserves			843
Total (direct + assumed)	33,410	33,124	39,026	9,924	9,830	9,824
Reinsurance ceded			3,590
Total (net)	$33,410	$33,124	$35,436	$9,924	$9,830	$9,824

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2021	2020
Annual Statement:	(In Millions)
Life insurance section	$36,896	$34,626
Disability - active lives section	585	509
Disability - disabled lives section	10	11
Miscellaneous reserves section	373	290
Subtotal	37,864	35,436

Separate Accounts Annual Statement:
Life insurance section	11,348	9,824
Combined total	$49,212	$45,260

16.                  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2021		December 31, 2020
		Net of		Net of
	Gross	Loading	Gross	Loading
	(In Millions)
Ordinary new business	($8)	($25)	$7	($12)
Ordinary renewal	131	129	203	201
Group annuity	52	52	86	86
Total	$175	$156	$296	$275

17.                  ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and are included in other assets.  The net amount of all non-operating software is nonadmitted.  Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software.  Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years.  Depreciation expense related to EDP equipment and non-operating software amounted to $22 million, $23 million and $22 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2021	2020
	(In Millions)
EDP equipment	$42	$41
Non-operating system software	278	246
Total	320	287
Accumulated depreciation	226	211
Net	94	76
Nonadmitted	89	72
Net admitted	$5	$4

18.                  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business.  As of December 31, 2021, the Company reported assets and liabilities from the following product lines in separate accounts:

•                  Variable annuities

•                  Variable universal life

•                  Group annuities

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2021 and 2020, the Company’s Separate Accounts Annual Statement included legally insulated assets of $70.4 billion and $63.3 billion, respectively.  The assets legally insulated and not legally insulated from the general account as of December 31, 2021 are attributed to the following products (In Millions):

	Separate Account Assets	Separate Account Assets
Product	Legally Insulated	Not Legally Insulated
Variable annuities	$56,300
Variable universal life	11,472
Group annuities	2,670
Total	$70,442	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2021, 2020, 2019, 2018, and 2017 of $347 million, $300 million, $293 million, $303 million, and $317 million, respectively.

For the years ended December 31, 2021, 2020 and 2019, the General Account of the Company had paid $10 million, $15 million and $14 million, respectively, toward the Separate Account guarantees.

The Company has Separate Accounts with guarantees comprised of the group annuities business where the General Account guarantees annuity payments if the Separate Accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company’s Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Information regarding the separate accounts is as follows:

	Separate Accounts with Guarantees (1)	Without Guarantees	Total	Separate Accounts with Guarantees (1)	Without Guarantees	Total
	Years Ended December 31,

	2021			2020
	(In Millions)
Premiums, considerations or deposits	$1,156	$5,783	$6,939	$1,585	$3,752	$5,337

	December 31,

	2021			2020
Reserves for accounts with assets at:	(In Millions)
Fair value		$66,770	$66,770		$60,861	$60,861
Amortized cost	$2,798		2,798	$1,657		1,657
Total reserves	$2,798	$66,770	$69,568	$1,657	$60,861	$62,518

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value		$66,768	$66,768		$60,859	$60,859
Not subject to discretionary withdrawal	$2,798	2	2,800	$1,657	2	1,659
Total	$2,798	$66,770	$69,568	$1,657	$60,861	$62,518

(1) Represents nonindexed guarantee 4% or less.

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$6,937	$5,337	$3,525
Transfers from separate accounts	6,593	5,432	6,279
Net transfers from separate accounts	344	(95)	(2,754)
Reconciling adjustments:
Net lag loss for annuities in general account only	(1)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$343	($95)	($2,754)

19.                  COMMITMENTS AND CONTINGENCIES

As of December 31, 2021, the Company had $767 million of outstanding mortgage loan commitments in the General Account which were primarily advances for construction loans.  Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2021, the Company had $4,483 million of commitments to fund investments in SCA entities, joint ventures, partnerships and limited liability companies.

As of December 31, 2021, the Company had $1.9 billion and $65 million of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2021 and 2020.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

In connection with the operations of PSD, the Company has made a commitment to provide for additional capital funding as may be required.  The Company made capital contributions to PSD of $19 million, $15 million and $17 million for the years ended December 31, 2021, 2020 and 2019, respectively.  In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages.  There were no capital contributions to PLFA for the years ended December 31, 2021, 2020 and 2019.

The Company leases facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rental expense, which is included in operating expenses, in connection with these leases was $12 million, $10 million and $7 million for the years ended December 31, 2021, 2020 and 2019, respectively.  Aggregate minimum future commitments are as follows (In Millions):

Year Ending December 31:
2022	$11
2023	10
2024	10
2025	9
2026 and thereafter	15
Total	$55

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with PLRL, Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL, PLRA, RIBM and RGBM, respectively. The guarantees for PLRL, PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRL, PLRA or RIBM and Pacific LifeCorp. PLRL, PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse impact on the Company’s financial statements - statutory basis.

Pacific Life had a guarantee to provide funds, on Pacific LifeCorp’s behalf, of up to 165 million pound sterling to PLRL, which terminated in January 2022.  This guarantee was contingent on the nonperformance of a contingent capital commitment between Pacific LifeCorp and PLRL.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse impact on the Company’s financial statements - statutory basis.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis.  The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD).  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option.  In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent  insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset.  As of December 31, 2021 and 2020, the estimated liability was $1.5 million and $1.6 million, respectively.  As of December 31, 2021 and 2020, the related premium tax receivable was $1.3 million and $1.5 million, respectively.  These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 7 for discussion of other contingencies related to derivative instruments.

See Note 8 for discussion of other contingencies related to income taxes.

See Note 11 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  S E L E C T E D  F I N A N C I A L  D A T A

A S  O F  A N D  F O R  T H E  Y E A R  E N D E D  D E C E M B E R  3 1 ,  2 0 2 1

(In Millions)

Investment Income Earned
U.S. Government bonds	$22
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	2,484
Bonds of affiliates	11
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	1
Common stocks of affiliates	47
Mortgage loans	753
Real estate	41
Contract loans	342
Cash, cash equivalents and short-term investments	3
Derivative instruments	(732)
Other invested assets	504
Aggregate write-ins for investment income	12
Gross Investment Income	$3,488

Real Estate Owned - Book Value Less Encumbrances	$149

Mortgage Loans - Book Value:
Farm mortgages	$933
Residential mortgages	239
Commercial mortgages	14,644
Mezzanine	107
Total Mortgage Loans	$15,923

Mortgage Loans By Standing - Book Value:
Good standing	$15,903
Good standing with restructured terms	$20
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$5,425
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds	$140
Preferred stocks
Common stocks	$1,019

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$2,411
Over 1 year through 5 years	20,141
Over 5 years through 10 years	24,085
Over 10 years through 20 years	8,694
Over 20 years	12,216
No maturity date
Total by Maturity	$67,547

Bonds by NAIC Designation - Statement Value:
NAIC 1	$26,160
NAIC 2	36,854
NAIC 3	3,504
NAIC 4	774
NAIC 5	118
NAIC 6	137
Total by NAIC Designation	$67,547

Total Bonds Publicly Traded	$34,422
Total Bonds Privately Traded	$33,125
Preferred Stocks - Statement Value	$2
Common Stocks - Unaffiliated - Fair Value	$38
Common Stocks - Affiliated - Fair Value	$127
Common Stocks - Subsidiaries - Statement Value	$892
Short-term Investments - Carrying Value	$160
Options, Caps & Floors Owned - Statement Value	$1,916
Options, Caps & Floors Written and In Force - Statement Value	($7)
Collar, Swap & Forward Agreements Open - Statement Value	($7)
Futures Contracts Open - Current Value	$82
Cash Equivalents	$235
Cash on Deposit	$598

Life Insurance In Force:
Industrial
Ordinary	$556,373
Credit Life
Group Life	$18

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$54

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$14,607
Credit Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$20
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,068
Deferred - Fully Paid Account Balance	$23,856
Deferred - Not Fully Paid - Account Balance	$85

Group
Amount of Income Payable	$802
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$2
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$11,153
Dividend Accumulations - Account Balance	$25

Claim Payments 2021:
Group Accident and Health - Year Ended December 31, 2021
2021
2020
2019
2018
2017
Prior

Other Accident and Health
2021	$3
2020
2019
2018
2017
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2021
2020
2019
2018
2017
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L  S U M M A R Y  I N V E S T M E N T  S C H E D U L E

D E C E M B E R  3 1 ,  2 0 2 1

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
				Securities
				Lending
				Reinvested
				Collateral
	Amount	Percentage	Amount	Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$1,661	1.593%	$1,661		$1,661	1.599%
All other governments	659	0.632%	659		659	0.634%
U.S. states, territories and possessions, etc. guaranteed	86	0.083%	86		86	0.083%
U.S. political subdivisions of states, territories, and possessions, guaranteed	172	0.165%	172		172	0.165%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,935	1.856%	1,935		1,935	1.863%
Industrial and miscellaneous	61,264	58.755%	61,264		61,264	58.979%
Hybrid securities	40	0.038%	40		40	0.039%
Parent, subsidiaries and affiliates	140	0.134%	140		140	0.135%
Unaffiliated bank loans	1,389	1.332%	1,389		1,389	1.338%
Total long-term bonds	67,346	64.588%	67,346	—	67,346	64.835%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	2	0.001%	2		2	0.001%
Total preferred stocks	2	0.001%	2	—	2	0.001%

Common stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	16	0.015%	16		16	0.015%
Industrial and miscellaneous other (unaffiliated)	22	0.021%	22		22	0.021%
Parent, subsidiaries and affiliates publicly traded	127	0.122%	127		127	0.122%
Parent, subsidiaries and affiliates other	892	0.856%	530		530	0.511%
Total common stocks	1,057	1.014%	695	—	695	0.669%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
				Securities
				Lending
				Reinvested
				Collateral
	Amount	Percentage	Amount	Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$933	0.895%	$933		$933	0.898%
Residential mortgages	239	0.229%	239		239	0.230%
Commercial mortgages	14,644	14.044%	14,644		14,644	14.098%
Mezzanine real estate loans	107	0.103%	107		107	0.103%
Total mortgage loans	15,923	15.271%	15,923	—	15,923	15.329%

Real estate:
Properties occupied by company	136	0.131%	136		136	0.131%
Properties held for production of income	13	0.012%	13		13	0.012%
Total real estate	149	0.143%	149	—	149	0.143%

Cash, cash equivalents, and short-term investments:
Cash	598	0.573%	598	$18	616	0.593%
Cash equivalents	235	0.225%	235	3,309	3,544	3.411%
Short-term investments	160	0.154%	160		160	0.154%
Total cash, cash equivalents, and short-term investments	993	0.952%	993	3,327	4,320	4.158%

Contract loans	7,490	7.184%	7,489		7,489	7.210%
Derivatives	2,206	2.115%	2,206		2,206	2.123%
Receivables for securities	29	0.028%	29		29	0.028%
Securities lending	3,327	3.190%	3,327
Other invested assets	5,748	5.514%	5,714		5,714	5.504%
Total invested assets	$104,270	100.000%	$103,873	$3,327	$103,873	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  I N V E S T M E N T  R I S K  I N T E R R O G A T O R I E S

D E C E M B E R  3 1 ,  2 0 2 1

The Company’s total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $107.6 billion as of December 31, 2021.

1.           The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2021, are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$564	0.5%
Commercial loan (Mortgage Loan)	558	0.5%
Commercial loan (Mortgage Loan)	549	0.5%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	530	0.5%
Commercial loan (Mortgage Loan)	450	0.4%
Commercial loan (Mortgage Loan)	440	0.4%
Commercial loan (Mortgage Loan)	434	0.4%
Commercial loan (Mortgage Loan)	404	0.4%
Commercial loan (Mortgage Loan)	375	0.3%
Bank of America Corporation (Bond)	364	0.3%

2.           The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2021, are as follows:

		Percentage			Percentage
		of Total			of Total
	(In Millions)	Admitted Assets		(In Millions)	Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$26,160	24.3%	P/RP 1
NAIC 2	36,854	34.2%	P/RP 2	$1	0.0%
NAIC 3	3,504	3.3%	P/RP 3
NAIC 4	774	0.7%	P/RP 4
NAIC 5	118	0.1%	P/RP 5
NAIC 6	137	0.1%	P/RP 6	1	0.0%

3.             Assets held in foreign investments as of December 31, 2021, totaled $15,932 million, which represents 14.8% of Total Admitted Assets.

a.           The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2021, is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$14,218	13.2%
Countries designated NAIC 2	1,190	1.1%
Countries designated NAIC 3 or below	524	0.5%

b.          The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2021, are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$3,523	3.3%
Country: Australia	1,726	1.6%
Countries designated NAIC 2
Country: Mexico	362	0.3%
Country: Peru	234	0.2%
Countries designated NAIC 3 or below
Country: Columbia	138	0.1%
Country: Brazil	82	0.1%

c.           The aggregate unhedged foreign currency exposure as of December 31, 2021, totaled $166 million, which represents 0.2% of Total Admitted Assets.

d.            The aggregate unhedged foreign currency exposure categorized by country’s NAIC sovereign designation as of December 31, 2021 is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$166	0.2%

e.           The largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation as of December 31, 2021 are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Switzerland	$61	0.1%
Country: United Kingdom (Great Britain)	44	0.0%

f.               The 10 largest non-sovereign (i.e., non-governmental) foreign issues as of December 31, 2021 are as follows:

			Percentage
			of Total
NAIC Designation	Issuer	(In Millions)	Admitted Assets
1.D FE/1.G FE/2.A FE/2.C FE, Bond	BNP Paribas	$281	0.3%
2.A FE/2.B FE, Bond	Anheuser-Busch Companies Inc	240	0.2%
1.E FE/2.A FE/2.B FE, Bond	Groupe BPCE	194	0.2%
1.F FE/2.B FE/3.A FE, Bond	Barclays Bank PLC	170	0.2%
1.D FE/1.G FE/2.A FE, Bond	Credit Agricole SA/London	165	0.2%
1.D FE/1.G FE/2.A FE, Bond	UBS A.G.	154	0.1%
1.E FE/1.G FE/2.A FE, Bond	Sumitomo Mitsui Banking	148	0.1%
2.B FE/2.C FE, Bond	Societe Generale	145	0.1%
1.F FE/1.G FE/2.A FE/2.B FE, Bond	Mizuho Financial Group Inc	133	0.1%
1.F FE/1.F FE/2.A FE/2.B FE/3.A FE, Bond	Credit Suisse Group	119	0.1%

4.             The aggregate amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets as of December 31, 2021.

5.             The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2021.

6.             The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests as of December 31, 2021 are as follows:

		Percentage
		of Total
Issuer	(In Millions)	Admitted Assets
Pacific Asset Holding LLC	$1,971	1.8%
Pacific Life & Annuity Company	530	0.5%
Pacific Private Equity Opportunities Fund III, L.P.	311	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	171	0.2%
Pacific Co-Invest Opportunities Fund I L.P.	152	0.1%
Pacific Private Equity Opportunities Fund II, L.P.	122	0.1%
Pacific Private Credit Fund IV. L.P.	121	0.1%
Pacific Private Credit Fund I, L.P.	119	0.1%
Pacific Private Credit Fund III, L.P.	111	0.1%
Pacific Private Credit Fund II, L.P.	77	0.1%

7.             Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2021.

a.   Ten largest fund managers as of December 31, 2021 are as follows:

	Total
	Invested	Diversified
Fund Manager	(In Millions)
Strategic Partners	$121	$121
Stepstone Group	59	59
Montana Capital Partners AG	50	50
Industry Ventures	50	50
Ardian	49	49
Glendower Capital LLP	40	40
Coller International Partners	40	40
Catalyst Investors	34	34
Rocket Internet Capital Partners LUX	32	32
Estancia Capital Partners	30	30

8.             Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2021.

9.             The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2021 are as follows:

a.   The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2021 are as follows:

		Percentage
		of Total
Type (Residential, Commercial, Agricultural)	(In Millions)	Admitted Assets
Commercial loan	$450	0.4%
Commercial loan	434	0.4%
Commercial loan	404	0.4%
Commercial loan	375	0.3%
Commercial loan	332	0.3%
Commercial loan	332	0.3%
Commercial loan	310	0.3%
Commercial loan	290	0.3%
Commercial loan	284	0.3%
Commercial loan	250	0.2%

10.      The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans as of December 31, 2021 are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$3,709	3.4%
Restructured mortgage loans	20	0.0%

11.      The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2021 are as follows:

		Percentage		Percentage		Percentage
		of Total		of Total		of Total
	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$20	0.0%
91% to 95%
81% to 90%
71% to 80%			229	0.2%	$1	0.0%
Below 70%	$239	0.2%	14,502	13.5%	932	0.9%

12.      Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2021.

13.      Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2021.

14.      The amounts and percentages of Total Admitted Assets subject to the following types of agreements as of December 31, 2021 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2021	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Securities lending agreements	$3,327	3.1%	$2,641	$2,870	$3,515

15.      The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2021, are as follows ($ In Millions):

		Percentage		Percentage
	December 31,	of Total	December 31,	of Total
	2021	Admitted Assets	2021	Admitted Assets
	Owned:		Written:
Hedging	$1,916	1.8%	($7)	0.0%

16.      The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2021 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2021	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$201	0.2%	$120	$124	$152

17.      The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2021 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2021	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$82	0.1%	$53	$62	$73

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  R E I N S U R A N C E  D I S C L O S U R E S

D E C E M B E R  3 1 ,  2 0 2 1

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.           The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.           The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.           The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.             Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.            Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.             The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.           The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.           The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2021 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.             The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2021 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.